UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-22110 ____

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

1.877.843.3831

Semi-Annual Report

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

TABLE OF CONTENTS

Letter from the CEO of AdvisorShares Investments, LLC	1
Shareholder Expense Examples	4
Schedules of Investments
AdvisorShares Cornerstone Small Cap ETF (SCAP)	7
AdvisorShares Dorsey Wright ADR ETF (AADR)	13
AdvisorShares Dorsey Wright Micro-Cap ETF (DWMC)	15
AdvisorShares Dorsey Wright Short ETF (DWSH)	19
AdvisorShares DoubleLine Value Equity ETF (DBLV)
(formerly known as AdvisorShares Wilshire Buyback ETF)	23
AdvisorShares Focused Equity ETF (CWS)	25
AdvisorShares Madrona Domestic ETF (FWDD)	26
AdvisorShares Madrona Global Bond ETF (FWDB)	30
AdvisorShares Madrona International ETF (FWDI)	31
AdvisorShares New Tech and Media ETF (FNG)	34
AdvisorShares Newfleet Multi-Sector Income ETF (MINC)	35
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (FLRT)	47
AdvisorShares Ranger Equity Bear ETF (HDGE)	53
AdvisorShares Sage Core Reserves ETF (HOLD)	56
AdvisorShares STAR Global Buy-Write ETF (VEGA)	62
AdvisorShares VICE ETF (ACT)	63
Statements of Assets and Liabilities	66
Statements of Operations	70
Statements of Changes in Net Assets	74
Financial Highlights	81
Notes to Financial Statements	100
Board Review of Investment Advisory and Sub-Advisory Agreements	121
Supplemental Information	124

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2018 (unaudited)

In our annual report at the beginning of the fiscal year, I wrote how the rumblings of potential trade wars and rising interest rates have tended to overshadow the financial news cycle and that depending on one’s outlook, an ominous cloud may seem lurking over the broader markets and the asset management industry. While cautionary signals surfaced, which eventually led witness to the U.S. equity market realizing its worst-performing month in over a decade to close out the calendar year, I also raised that another perspective could take a more optimistic viewpoint. That latter viewpoint—which aligns steadfastly with AdvisorShares long-term outlook—sees opportunities as an increasing amount of educational resources and tools using the best investment technology available today in the form of exchange-traded funds (ETFs) are available for investors to manage risk. Despite the equity market’s descent into bear market territory to conclude the calendar year, overall net assets into ETFs, including actively managed ETFs, continued their long-trending ascent.

AdvisorShares has been long-committed to educating financial advisors and the greater investing community on the benefits of active ETFs as well as delivering innovative strategies to help with portfolio diversification in reaching long-term investment goals. As December wound down, two strategies particularly stood out as volatility surfaced among the equity marketplace: the AdvisorShares Ranger Equity Bear ETF (Ticker: HDGE) and the AdvisorShares Dorsey Wright Short ETF (Ticker: DWSH). HDGE, which is sub-advised by Ranger Alternative, became the first actively managed, all-short ETF when it launched in January 2011. DWSH, which is sub-advised by Nasdaq Dorsey Wright, is a new all-short ETF that launched near the beginning of the fiscal year on July 11, 2018. HDGE employs a fundamental investment process rooted in forensic accounting while DWSH utilizes a variation of Dorsey Wright’s renowned core philosophy of relative strength investing, which involves buying securities that have appreciated in price more than the other securities in their investment universe and holding those securities until they exhibit sell signals. Conversely, DWSH identifies and short sells securities that display the highest relative weakness from its domestic equity investment universe. Both HDGE and DWSH neither use leverage nor derivatives, which are unique attributes that provide a compelling alternative to inverse-geared ETFs. Both strategies can be used to mitigate portfolio volatility when used as part of a long/short domestic equity strategy.

DWSH was also joined by the launch of the AdvisorShares Dorsey Wright Micro-Cap ETF (Ticker: DWMC) that coincided on July 11, 2018. Using Dorsey Wright’s widely-acclaimed relative strength investment approach, DWMC seeks long-term capital appreciation by investing in exchange-listed micro cap equities with sufficient liquidity that have a market capitalization of less than $1 billion. A unique aspect of DWMC, adhering to Dorsey Wright’s management style, is that the ETF allows it winners to run, where equity holdings enter the portfolio representing the smallest-sized companies as they then work and grow to become future market leaders. Another interesting aspect of both DWSH and DWMC is that with Dorsey Wright’s well-established history and track record, both investment strategies represent firsts for their firm—and AdvisorShares is proud of our partnership and to deliver such innovative strategies in fully-transparent active ETFs. That partnership also includes offering the AdvisorShares Dorsey Wright ADR ETF (Ticker: AADR), an accomplished international equity strategy.

A notable fund transition in sub-advisors also occurred during the first half of the fiscal year as AdvisorShares was pleased to welcome DoubleLine to our portfolio manager line-up. On October 11, 2018, the AdvisorShares Wilshire Buyback ETF (Ticker: TTFS) was renamed the AdvisorShares DoubleLine Value Equity ETF and changed its ticker symbol to DBLV as DoubleLine assumed sub-advisor responsibilities of the fund. The ETF’s investment strategy changed from domestic equity buyback to a fundamental value equity strategy. DBLV is driven by a bottom-up, fundamental value process that invests both in classic value opportunities in companies with temporarily depressed earnings and in quality value opportunities in durable or disruptor franchises—high quality growth

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (Continued)

December 31, 2018 (unaudited)

names with exceptional fundamentals that present a compelling case for value. DoubleLine’s investment strategy differentiates from other value equity offerings in the marketplace and is further accentuated by both its portfolio management expertise and the wider array of talent and resources their firm provides in navigating market and credit cycles. While growth as a whole has fared better than value over the course of the last decade, a compelling case can be made for value in the current, evolving market environment. We believe that DBLV shareholders will benefit from DoubleLine’s portfolio management and we are pleased to now showcase their equity expertise in a fully transparent and operationally efficient ETF.

As transitions occurred in our active ETF suite, we also saw the closing of the AdvisorShares KIM Korea Equity ETF (Ticker: KOR). At the conclusion of the calendar year, AdvisorShares offered 16 actively managed ETFs with approximately $660 million in assets under management. While headwinds weighed on different markets and asset classes, we remain optimistic about the risk-adjusted value add that our portfolio managers can provide during different market cycles and environments. As new investment strategies emerge, other ETFs with established track records continue to highlight our product line-up. The AdvisorShares Newfleet Multi-Sector Income ETF (Ticker: MINC) is sub-advised by Newfleet Asset Management, a highly accomplished fixed income manager well-known for their taxable bond strategies. MINC delivers a short duration, multi-sector mandate that can serve as a core, standalone investment strategy for a fixed income allocation. MINC also carries a four-star Morningstar rating for its overall risk-adjusted performance history.1 The AdvisorShares Sage Core Reserves ETF (Ticker: HOLD) is an ultra-short duration fixed income strategy sub-advised by Sage Advisory Services, which can provide an efficient and scalable way to manage a cash allocation, especially in a rising rate environment.

As we enter 2019 and the second half of the fiscal year, AdvisorShares remains committed to you, our shareholders, and I am always available to address any questions or concerns you may have. Our firm believes in transparency both in our investment strategies and in our communications, and we truly value your trust and continuous support of AdvisorShares. We wish you and yours a happy, healthy and prosperous new year.

Best regards,

Noah Hamman

CEO, AdvisorShares Investments

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. ADRs are subject to the risk of change in political or economic conditions and exchange rates in foreign countries. Certain funds may participate in leveraged transactions to include selling securities short which creates the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions, and may lower the Fund’s return or result in a loss. There is no guarantee that the individual Funds’ will achieve the stated investment objectives. Investments in fixed income are subject to interest rate risk and credit risk. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund’s webpage.

1        Overall MINC Morningstar rating is derived from a weighted average of the fund’s 3-, 5-, and 10- year (if applicable) risk-adjusted returns as of 12/31/2018. Category consists of 472 funds in 3 year and 405 in 5 year.

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (Continued)

December 31, 2018 (unaudited)

The views in this report were those of the Fund’s CEO as of December 31, 2018 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Morningstar Rating™ for funds, or “star rating,” is calculated for managed products with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three- and five-year Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns.

© 2018 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2018 and held for the period ended December 31, 2018, unless noted below for Funds not in operations for the full six month period.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Annualized Expense Ratio for the Period	Expenses Paid(1)
AdvisorShares Cornerstone Small Cap ETF
Actual	$1,000.00	$ 836.50	0.90%	$4.17
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
AdvisorShares Dorsey Wright ADR ETF
Actual	$1,000.00	$ 753.30	0.88%	$3.89
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.77	0.88%	$4.48
AdvisorShares Dorsey Wright Micro-Cap ETF
Actual	$1,000.00	$ 753.90	0.99%	$4.14	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

Fund Name	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Annualized Expense Ratio for the Period	Expenses Paid(1)
AdvisorShares Dorsey Wright Short ETF
Actual	$1,000.00	$1,221.40	0.99%	$5.24	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares DoubleLine Value Equity ETF
Actual	$1,000.00	$ 884.00	0.90%	$4.27
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$ 925.40	0.71%	$3.45
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.63	0.71%	$3.62
AdvisorShares Madrona Domestic ETF
Actual	$1,000.00	$ 861.40	1.25%	$5.86
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Madrona Global Bond ETF
Actual	$1,000.00	$ 977.10	0.95%	$4.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Madrona International ETF
Actual	$1,000.00	$ 793.10	1.25%	$5.65
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares New Tech and Media ETF
Actual	$1,000.00	$ 736.20	0.85%	$3.72
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$1,004.90	0.75%	$3.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Actual	$1,000.00	$ 980.90	1.10%	$5.49
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$1,080.20	1.71%	$8.97
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.59	1.71%	$8.69
AdvisorShares Sage Core Reserves ETF
Actual	$1,000.00	$1,009.70	0.35%	$1.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

Fund Name	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Annualized Expense Ratio for the Period	Expenses Paid(1)
AdvisorShares STAR Global Buy-Write ETF
Actual	$1,000.00	$ 931.40	1.85%	$9.01
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.88	1.85%	$9.40
AdvisorShares Vice ETF
Actual	$1,000.00	$ 855.00	0.75%	$3.51
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

(1)   Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

(2)   Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 174/365 (to reflect commencement of operations to December 31, 2018).

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.0%

Aerospace/Defense — 0.4%
Aerovironment, Inc.*	237	$16,104

Airlines — 1.6%
SkyWest, Inc.	1,046	46,515
Spirit Airlines, Inc.*	366	21,199
Total Airlines		67,714

Apparel — 1.1%
Crocs, Inc.*(a)	729	18,940
Deckers Outdoor Corp.*	215	27,509
Total Apparel		46,449

Auto Parts & Equipment — 0.4%
Cooper Tire & Rubber Co.(a)	548	17,717

Banks — 4.9%
Cadence BanCorp(a)	902	15,136
Community Trust Bancorp, Inc.	436	17,270
Eagle Bancorp, Inc.*	549	26,742
First BanCorp (Puerto Rico)	2,319	19,943
First Bancorp/Southern Pines NC	523	17,081
First Financial Corp.	406	16,301
First Mid-Illinois Bancshares, Inc.	426	13,598
Flagstar Bancorp, Inc.*(a)	539	14,230
Great Southern Bancorp, Inc.	349	16,064
National Bank Holdings Corp., Class A	477	14,725
OFG Bancorp (Puerto Rico)	1,274	20,970
TriState Capital Holdings, Inc.*	1,094	21,289
Total Banks		213,349

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A*(a)	59	14,210

Biotechnology — 2.6%
Acorda Therapeutics, Inc.*(a)	710	11,062
Halozyme Therapeutics, Inc.*(a)	1,131	16,547
Ligand Pharmaceuticals, Inc.*(a)	122	16,555
Myriad Genetics, Inc.*(a)	658	19,128
NeoGenomics, Inc.*	1,158	14,602
PDL BioPharma, Inc.*	6,260	18,154
Vericel Corp.*(a)	1,065	18,531
Total Biotechnology		114,579

Building Materials — 0.9%
Gibraltar Industries, Inc.*	587	20,891
PGT Innovations, Inc.*	1,060	16,801
Total Building Materials		37,692

Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals — 0.9%
Balchem Corp.	189	$14,808
Innospec, Inc.	221	13,649
Rogers Corp.*	105	10,401
Total Chemicals		38,858

Commercial Services — 6.6%
2U, Inc.*(a)	356	17,700
Adtalem Global Education, Inc.*	280	13,250
American Public Education, Inc.*	467	13,291
Barrett Business Services, Inc.	210	12,022
Cardtronics PLC, Class A*	549	14,274
Care.com, Inc.*	914	17,649
Career Education Corp.*	1,294	14,777
Ennis, Inc.	969	18,653
EVERTEC, Inc. (Puerto Rico)	850	24,395
FTI Consulting, Inc.*	266	17,726
Heidrick & Struggles International, Inc.	472	14,722
HMS Holdings Corp.*	869	24,445
K12, Inc.*	821	20,353
Kelly Services, Inc., Class A	636	13,025
Medifast, Inc.	95	11,877
Paylocity Holding Corp.*	441	26,553
SEACOR Marine Holdings, Inc.*	971	11,419
Total Commercial Services		286,131

Computers — 4.2%
Carbonite, Inc.*(a)	1,071	27,053
CyberArk Software Ltd. (Israel)*	286	21,204
ForeScout Technologies, Inc.*	764	19,856
Qualys, Inc.*(a)	351	26,234
Stratasys Ltd.*	863	15,543
Sykes Enterprises, Inc.*	686	16,965
Varonis Systems, Inc.*	345	18,250
Vocera Communications, Inc.*	512	20,147
WNS Holdings Ltd. (India)*(b)	387	15,968
Total Computers		181,220

Cosmetics/Personal Care — 0.5%
Inter Parfums, Inc.	358	23,474

Distribution/Wholesale — 0.9%
Fossil Group, Inc.*(a)	798	12,553
G-III Apparel Group Ltd.*(a)	443	12,355
Triton International Ltd. (Bermuda)(a)	489	15,193
Total Distribution/Wholesale		40,101

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — 2.1%
Blucora, Inc.*	690	$18,382
Ellie Mae, Inc.*(a)	205	12,880
Encore Capital Group, Inc. *(a)	435	10,222
Navient Corp.(a)	1,518	13,374
On Deck Capital, Inc.*	2,399	14,154
Stifel Financial Corp.(a)	381	15,781
WageWorks, Inc.*	318	8,637
Total Diversified Financial Services		93,430

Electric — 1.4%
Ameresco, Inc., Class A*(a)	1,622	22,870
El Paso Electric Co.	339	16,994
PNM Resources, Inc.	475	19,518
Total Electric		59,382

Electrical Components & Equipment — 0.8%
Encore Wire Corp.	355	17,814
Energizer Holdings, Inc.(a)	380	17,157
Total Electrical Components & Equipment		34,971

Electronics — 3.5%
Alarm.com Holdings, Inc.*(a)	507	26,298
AVX Corp.	1,028	15,677
Brady Corp., Class A	437	18,992
Comtech Telecommunications Corp.	1,014	24,681
Control4 Corp.*	1,100	19,360
KEMET Corp.	1,070	18,768
Vishay Intertechnology, Inc.(a)	872	15,704
Vishay Precision Group, Inc.*	464	14,027
Total Electronics		153,507

Energy – Alternate Sources — 0.4%
TPI Composites, Inc.*(a)	727	17,870

Engineering & Construction — 0.6%
Exponent, Inc.	560	28,398

Entertainment — 0.5%
Monarch Casino & Resort, Inc.*	550	20,977

Food — 0.9%
Sanderson Farms, Inc.(a)	178	17,674
Sprouts Farmers Market, Inc.*(a)	803	18,878
United Natural Foods, Inc.*(a)	461	4,882
Total Food		41,434

Investments	Shares	Value
COMMON STOCKS (continued)

Forest Products & Paper — 0.7%
Clearwater Paper Corp.*(a)	646	$15,743
Resolute Forest Products, Inc.(a)	1,943	15,408
Total Forest Products & Paper		31,151

Hand/Machine Tools — 0.4%
Kennametal, Inc.(a)	496	16,507

Healthcare – Products — 4.8%
Avanos Medical, Inc.*(a)	292	13,079
CONMED Corp.	310	19,902
Genomic Health, Inc.*	250	16,103
Intersect ENT, Inc.*	630	17,753
Merit Medical Systems, Inc.*(a)	846	47,215
OraSure Technologies, Inc.*	1,233	14,401
Orthofix Medical, Inc.*	320	16,797
Repligen Corp.*	296	15,611
STAAR Surgical Co.*	512	16,338
Tactile Systems Technology, Inc.*(a)	662	30,154
Total Healthcare – Products		207,353

Healthcare – Services — 2.3%
Amedisys, Inc.*	325	38,061
LHC Group, Inc.*	322	30,229
Providence Service Corp. (The)*	273	16,386
Tivity Health, Inc.*	582	14,439
Total Healthcare – Services		99,115

Home Builders — 0.3%
LCI Industries(a)	210	14,028

Household Products/Wares — 0.6%
Central Garden & Pet Co. *(a)	706	24,322

Insurance — 2.2%
CNO Financial Group, Inc.	897	13,347
eHealth, Inc.*	878	33,733
FGL Holdings*(a)	2,073	13,806
Health Insurance Innovations, Inc., Class A*(a)	569	15,209
NMI Holdings, Inc., Class A*	1,069	19,082
Total Insurance		95,177

Internet — 3.6%
21Vianet Group, Inc. (China)*(b)	2,304	19,907
Bandwidth, Inc., Class A*	615	25,061
Boingo Wireless, Inc.*	643	13,227
FireEye, Inc.*(a)	1,152	18,674
HealthStream, Inc.	665	16,060

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet (continued)
NIC, Inc.	1,430	$17,846
Perficient, Inc.*	859	19,121
Shutterfly, Inc.*(a)	236	9,501
Yelp, Inc.*(a)	465	16,270
Total Internet		155,667

Iron/Steel — 0.8%
Allegheny Technologies, Inc.*(a)	782	17,024
Schnitzer Steel Industries, Inc., Class A(a)	746	16,076
Total Iron/Steel		33,100

Leisure Time — 1.6%
Callaway Golf Co.	1,116	17,075
Fox Factory Holding Corp.*(a)	616	36,264
Marine Products Corp.	871	14,728
Total Leisure Time		68,067

Lodging — 1.0%
Belmond Ltd., Class A (United Kingdom)*	1,006	25,180
Marcus Corp. (The)	428	16,906
Total Lodging		42,086

Machinery – Diversified — 1.1%
Alamo Group, Inc.	221	17,087
Chart Industries, Inc.*(a)	458	29,784
Total Machinery – Diversified		46,871

Media — 0.3%
Gannett Co., Inc.(a)	1,658	14,143

Mining — 0.4%
Materion Corp.	343	15,432

Miscellaneous Manufacturing — 3.6%
American Outdoor Brands Corp.*	1,398	17,978
Axon Enterprise, Inc.*	304	13,300
ESCO Technologies, Inc.	335	22,093
Fabrinet (Thailand)*	365	18,728
Federal Signal Corp.	758	15,084
Harsco Corp.*	1,311	26,037
John Bean Technologies Corp.(a)	351	25,206
Proto Labs, Inc.*	152	17,144
Total Miscellaneous Manufacturing		155,570

Office Furnishings — 0.6%
Interface, Inc.	800	11,400
Steelcase, Inc., Class A	1,149	17,040
Total Office Furnishings		28,440

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — 1.4%
CNX Resources Corp.*(a)	1,257	$14,355
Denbury Resources, Inc.*(a)	10,307	17,625
Oasis Petroleum, Inc.*(a)	1,818	10,053
PDC Energy, Inc.*	266	7,916
QEP Resources, Inc.*	2,103	11,840
Total Oil & Gas		61,789

Oil & Gas Services — 1.4%
Archrock, Inc.	2,241	16,785
Helix Energy Solutions Group, Inc.*(a)	2,250	12,173
McDermott International, Inc.*(a)	889	5,814
NOW, Inc.*(a)	1,261	14,678
SEACOR Holdings, Inc.*	348	12,876
Total Oil & Gas Services		62,326

Packaging & Containers — 0.3%
Greif, Inc., Class A	388	14,399

Pharmaceuticals — 3.1%
Anika Therapeutics, Inc.*	546	18,351
Enanta Pharmaceuticals, Inc.*(a)	419	29,678
Minerva Neurosciences, Inc.*	2,135	14,390
Natural Grocers by Vitamin Cottage, Inc.*	883	13,537
Pacira Pharmaceuticals, Inc.*	459	19,746
Vanda Pharmaceuticals, Inc.*	764	19,963
Xencor, Inc.*(a)	495	17,899
Total Pharmaceuticals		133,564

Private Equity — 0.4%
Kennedy-Wilson Holdings, Inc.	978	17,770

Real Estate — 1.1%
HFF, Inc., Class A	410	13,596
Landmark Infrastructure Partners LP	1,387	15,992
McGrath RentCorp	367	18,893
Total Real Estate		48,481

REITS — 5.4%
AG Mortgage Investment Trust, Inc.	925	14,735
Agree Realty Corp.	399	23,589
Chesapeake Lodging Trust	641	15,608
EastGroup Properties, Inc.	210	19,263
Four Corners Property Trust, Inc.	763	19,991
Independence Realty Trust, Inc.	2,006	18,415
iStar, Inc.	1,283	11,765
Mack-Cali Realty Corp.	1,220	23,900

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

REITS (continued)
PS Business Parks, Inc.	138	$18,078
Rexford Industrial Realty, Inc.	540	15,914
STAG Industrial, Inc.	702	17,466
Terreno Realty Corp.	544	19,133
Tier REIT, Inc.	802	16,545
Total REITS		234,402

Retail — 7.4%
Abercrombie & Fitch Co., Class A(a)	712	14,276
America’s Car-Mart, Inc.*	292	21,155
Ascena Retail Group, Inc.*	5,887	14,776
BJ’s Restaurants, Inc.(a)	357	18,054
Conn’s, Inc.*	620	11,693
Dillard’s, Inc., Class A	238	14,354
El Pollo Loco Holdings, Inc.*	2,046	31,038
Guess?, Inc.	1,291	26,814
Movado Group, Inc.	622	19,668
Noodles & Co.*	1,817	12,701
Regis Corp.*	1,060	17,967
Ruth’s Hospitality Group, Inc.	703	15,979
Shake Shack, Inc., Class A*	357	16,215
Shoe Carnival, Inc.	523	17,526
Tailored Brands, Inc.	538	7,338
Vera Bradley, Inc.*	1,359	11,647
Wingstop, Inc.	475	30,490
Zumiez, Inc.*(a)	926	17,751
Total Retail		319,442

Savings & Loans — 0.8%
Meridian Bancorp, Inc.	1,152	16,497
OceanFirst Financial Corp.	740	16,657
Total Savings & Loans		33,154

Semiconductors — 2.6%
Brooks Automation, Inc.(a)	792	20,735
CEVA, Inc.*(a)	715	15,794
CTS Corp.	798	20,660
Diodes, Inc.*	605	19,517
Nanometrics, Inc.*	558	15,250
Photronics, Inc.*	2,172	21,025
Total Semiconductors		112,981

Software — 10.5%
ACI Worldwide, Inc.*	806	22,302
Alteryx, Inc., Class A*(a)	345	20,517
Blackline, Inc.*(a)	395	16,175

Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Cheetah Mobile, Inc. (China)*(b)	2,101	$12,837
Cloudera, Inc.*(a)	1,632	18,050
CommVault Systems, Inc.*	317	18,732
Coupa Software, Inc.*(a)	360	22,630
Ebix, Inc.(a)	458	19,492
Five9, Inc.*	649	28,374
Glu Mobile, Inc.*	4,701	37,937
Manhattan Associates, Inc.*	472	19,999
ManTech International Corp., Class A	345	18,042
Materialise NV (Belgium)*(b)	1,340	26,840
MicroStrategy, Inc., Class A*	149	19,035
MobileIron, Inc.*	4,298	19,728
Monotype Imaging Holdings, Inc.	931	14,449
Radware Ltd. (Israel)*	756	17,169
SailPoint Technologies Holding, Inc.*	807	18,956
Sapiens International Corp. NV (Israel)	1,827	20,152
SPS Commerce, Inc.*	232	19,112
Workiva, Inc.*(a)	664	23,831
Zynga, Inc., Class A*	5,972	23,470
Total Software		457,829

Telecommunications — 2.7%
Acacia Communications, Inc.*	548	20,824
ATN International, Inc.	273	19,528
InterDigital, Inc.	240	15,943
Quantenna Communications, Inc.*	1,244	17,851
Shenandoah Telecommunications Co.	560	24,780
Telephone & Data Systems, Inc.	535	17,409
Total Telecommunications		116,335

Textiles — 0.4%
UniFirst Corp.	108	15,452

Transportation — 2.2%
Covenant Transportation Group, Inc., Class A*	674	12,941
Echo Global Logistics, Inc.*	690	14,028
Frontline Ltd. (Norway)*	2,934	16,225
Genco Shipping & Trading Ltd.*	1,305	10,296
Marten Transport Ltd.	899	14,555
Teekay Offshore Partners LP(a)	10,793	13,059
Werner Enterprises, Inc.	557	16,454
Total Transportation		97,558

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Trucking & Leasing — 0.5%
GATX Corp.(a)	189	$13,383
Greenbrier Cos., Inc. (The)	237	9,371
Total Trucking & Leasing		22,754
Total Common Stocks
(Cost $4,396,657)		4,342,832

MONEY MARKET FUND — 1.1%
STIT – Government & Agency Portfolio, Institutional Class, 2.30%(c) (Cost $48,504)	48,504	48,504

REPURCHASE AGREEMENT — 3.5%(d)

Mizuho Securities USA, Inc., dated 12/31/18, due 01/02/19, 2.95%, total to be received $149,048, (collateralized by various U.S. Government Agency Obligations,
2.00%–5.50%,
02/01/31–02/20/48,
totaling $151,599)

(Cost $149,024)	$149,024	149,024
Total Investments — 104.6%
(Cost $4,594,185)		4,540,360
Liabilities in Excess of Other Assets — (4.6%)		(197,734)
Net Assets — 100.0%		$4,342,626

____________

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,141,872; the aggregate market value of the collateral held by the fund is $1,170,974. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,021,950.

(b)     American Depositary Receipt.

(c)     Rate shown reflects the 7-day yield as of December 31, 2018.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.4%
Airlines	1.6
Apparel	1.1
Auto Parts & Equipment	0.4
Banks	4.9
Beverages	0.3
Biotechnology	2.6
Building Materials	0.9
Chemicals	0.9
Commercial Services	6.6
Computers	4.2
Cosmetics/Personal Care	0.5
Distribution/Wholesale	0.9
Diversified Financial Services	2.1
Electric	1.4
Electrical Components & Equipment	0.8
Electronics	3.5
Energy – Alternate Sources	0.4
Engineering & Construction	0.6
Entertainment	0.5
Food	0.9
Forest Products & Paper	0.7
Hand/Machine Tools	0.4
Healthcare – Products	4.8
Healthcare – Services	2.3
Home Builders	0.3
Household Products/Wares	0.6
Insurance	2.2
Internet	3.6
Iron/Steel	0.8
Leisure Time	1.6
Lodging	1.0
Machinery – Diversified	1.1
Media	0.3
Mining	0.4
Miscellaneous Manufacturing	3.6
Office Furnishings	0.6
Oil & Gas	1.4
Oil & Gas Services	1.4
Packaging & Containers	0.3
Pharmaceuticals	3.1
Private Equity	0.4
Real Estate	1.1
REITS	5.4
Retail	7.4
Savings & Loans	0.8

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

(continued)

% of Net Assets
Semiconductors	2.6%
Software	10.5
Telecommunications	2.7
Textiles	0.4
Transportation	2.2
Trucking & Leasing	0.5
Money Market Fund	1.1
Repurchase Agreement	3.5
Total Investments	104.6
Liabilities in Excess of Other Assets	(4.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.3%

Aerospace/Defense — 2.9%
Airbus SE (France)(a)	120,535	$2,866,322

Apparel — 2.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	46,522	2,719,676

Beverages — 2.5%
Diageo PLC (United Kingdom)(a)(b)	17,392	2,466,186

Biotechnology — 3.1%
Argenx SE (Netherlands)*(a)	31,559	3,031,873

Chemicals — 2.3%
Sasol Ltd. (South Africa)(a)	77,202	2,261,247

Computers — 7.9%
Check Point Software Technologies Ltd. (Israel)*	24,388	2,503,428
Infosys Ltd. (India)(a)(b)	308,714	2,938,958
WNS Holdings Ltd. (India)*(a)	56,527	2,332,304
Total Computers		7,774,690

Electric — 2.6%
Cia Energetica de Minas Gerais (Brazil)(a)(b)	707,524	2,518,785

Electronics — 2.8%
Allegion PLC(b)	35,282	2,812,328

Food — 2.6%
Cia Brasileira de Distribuicao (Brazil)(a)	124,223	2,580,112

Healthcare – Services — 2.9%
ICON PLC*	21,858	2,824,272

Home Furnishings — 2.5%
Sony Corp. (Japan)(a)	50,931	2,458,949

Insurance — 2.5%
Aegon NV (Netherlands)(b) (c)	532,911	2,478,036

Internet — 4.9%
21Vianet Group, Inc. (China)*(a)	300,411	2,595,551
MercadoLibre, Inc. (Argentina)*(b)	7,521	2,202,525
Total Internet		4,798,076

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — 15.7%
China Petroleum & Chemical Corp. (China)(a)	33,776	$2,384,586
CNOOC Ltd. (China)(a)	23,312	3,553,914
Ecopetrol SA (Colombia)(a)	213,920	3,397,050
Ensco PLC, Class A(b)	344,061	1,224,857
Equinor ASA (Norway)(a)	107,301	2,271,562
TOTAL SA (France)(a)	50,290	2,624,132
Total Oil & Gas		15,456,101

Pharmaceuticals — 9.7%
AstraZeneca PLC (United Kingdom)(a)(b)	73,005	2,772,730
Galapagos NV (Belgium)*(a)	33,336	3,058,245
GW Pharmaceuticals PLC (United Kingdom)*(a)	20,973	2,042,560
Mallinckrodt PLC*	103,470	1,634,826
Total Pharmaceuticals		9,508,361

Software — 5.0%
Talend SA*(a)	62,178	2,305,560
Ubisoft Entertainment SA (France)*(a)	164,960	2,667,403
Total Software		4,972,963

Telecommunications — 20.6%
China Mobile Ltd. (China)(a)(b)	50,924	2,444,352
Intelsat SA*	245,839	5,258,496
KT Corp. (South Korea)(a)	188,419	2,679,318
Nice Ltd. (Israel)*(a)	39,558	4,280,571
SK Telecom Co., Ltd. (South Korea)(a)	91,468	2,451,342
Telefonaktiebolaget LM Ericsson (Sweden)(a)	356,473	3,161,916
Total Telecommunications		20,275,995

Transportation — 2.7%
ZTO Express Cayman, Inc. (China)(a)(b)	168,378	2,665,424

Trucking & Leasing — 2.3%
AerCap Holdings N.V. (Ireland)*	57,928	2,293,949
Total Common Stocks
(Cost $113,325,743)		96,763,345

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 1.7%
Invesco Government & Agency Portfolio – Private Investment Class, 2.00%(d) (Cost $1,698,514)	1,698,514	$1,698,514

REPURCHASE AGREEMENTS — 8.5%(e)
Daiwa Capital Markets America, dated 12/31/18, due 01/02/19, 3.05%, total to be received $1,935,924, (collateralized by various U.S. Government Agency Obligations, 2.00%–6.50%, 01/25/19–02/01/49, totaling $1,968,118)	$1,935,596	1,935,596
Deutsche Bank Securities, Inc., dated 12/31/18, due 01/02/19, 2.95%, total to be received $572,250, (collateralized by a single U.S. Government Agency Obligation, 4.13%, 03/13/20 $576,663)	572,156	572,156
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $1,935,919, (collateralized by various U.S. Government Agency Obligations, 2.73%–5.50%, 01/01/34–01/01/49, totaling $1,968,006)	1,935,596	1,935,596
Nomura Securities International, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $1,935,919, (collateralized by various U.S. Government Agency Obligations, 0.00%–7.50%, 01/03/19–11/20/68, totaling $1,966,515)	1,935,596	1,935,596
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.02%, total to be received $1,935,921, (collateralized by various U.S. Government Agency Obligations, 3.00%–7.00%, 10/01/25–10/20/48, totaling $1,968,119)	1,935,596	1,935,596
Total Repurchase Agreements
(Cost $8,314,540)		$8,314,540
Total Investments — 108.5%
(Cost $123,338,797)		106,776,399
Liabilities in Excess of Other Assets — (8.5%)		(8,331,376)
Net Assets — 100.0%		$98,445,023

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $20,932,496; the aggregate market value of the collateral held by the fund is $21,610,417. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,295,877.

(c)     Registered Shares.

(d)    Rate shown reflects the 7-day yield as of December 31, 2018.

(e)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.9%
Apparel	2.8
Beverages	2.5
Biotechnology	3.1
Chemicals	2.3
Computers	7.9
Electric	2.6
Electronics	2.8
Food	2.6
Healthcare – Services	2.9
Home Furnishings	2.5
Insurance	2.5
Internet	4.9
Oil & Gas	15.7
Pharmaceuticals	9.7
Software	5.0
Telecommunications	20.6
Transportation	2.7
Trucking & Leasing	2.3
Money Market Fund	1.7
Repurchase Agreements	8.5
Total Investments	108.5
Liabilities in Excess of Other Assets	(8.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.9%

Advertising — 0.5%
Boston Omaha Corp., Class A*	631	$14,765

Aerospace/Defense — 1.1%
Ducommun, Inc.*	456	16,562
National Presto Industries, Inc.(a)	126	14,732
Total Aerospace/Defense		31,294

Agriculture — 0.5%
Turning Point Brands, Inc.	558	15,189

Airlines — 1.0%
SkyWest, Inc.	642	28,550

Apparel — 0.6%
Rocky Brands, Inc.	651	16,926

Banks — 5.8%
Bank of Commerce Holdings	1,188	13,020
Baycom Corp.*	639	14,755
First Bancshares, Inc. (The)	456	13,794
Independent Bank Corp.	876	18,414
Macatawa Bank Corp.	1,716	16,508
OFG Bancorp (Puerto Rico)	1,242	20,443
Old Second Bancorp, Inc.	1,416	18,408
Parke Bancorp, Inc.	678	12,689
Sierra Bancorp	468	11,246
Triumph Bancorp, Inc.*	360	10,692
United Security Bancshares	1,500	14,370
Total Banks		164,339

Beverages — 0.9%
New Age Beverages Corp.*(a)	2,411	12,537
Primo Water Corp.*(a)	1,009	14,136
Total Beverages		26,673

Biotechnology — 7.4%
Affimed N.V. (Germany)*	4,258	13,242
Aratana Therapeutics, Inc.*	2,366	14,504
Avid Bioservices, Inc.*	2,642	10,832
BioCryst Pharmaceuticals, Inc.*	2,169	17,504
Cara Therapeutics, Inc.*	848	11,024
Cerecor, Inc.*	3,768	12,171
ChemoCentryx, Inc.*	1,170	12,765
Dicerna Pharmaceuticals, Inc.*	1,170	12,507
Kindred Biosciences, Inc.*	1,354	14,826
Krystal Biotech, Inc.*(a)	685	14,234
Loxo Oncology, Inc.*	312	43,702
Veracyte, Inc.*	1,154	14,517
Vericel Corp.*(a)	952	16,565
Total Biotechnology		208,393

Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals — 1.0%
Codexis, Inc.*(a)	1,764	$29,459

Coal — 0.5%
Natural Resource Partners LP(a)	381	14,569

Commercial Services — 3.8%
Care.com, Inc.*	858	16,568
Career Education Corp.*	1,848	21,104
Chegg, Inc.*(a)	1,044	29,671
Hackett Group, Inc. (The)	735	11,767
Heidrick & Struggles International, Inc.	420	13,100
International Money Express, Inc.*	1,270	15,189
Total Commercial Services		107,399

Computers — 0.9%
PAR Technology Corp.*(a)	1,206	26,231

Diversified Financial Services — 2.6%
Blucora, Inc.*	618	16,464
Hamilton Lane, Inc., Class A(a)	426	15,762
On Deck Capital, Inc.*	2,119	12,502
Oppenheimer Holdings, Inc., Class A	564	14,410
World Acceptance Corp.*(a)	144	14,725
Total Diversified Financial Services		73,863

Electric — 0.6%
Ameresco, Inc., Class A*(a)	1,284	18,104

Electrical Components & Equipment — 1.6%
American Superconductor Corp.*(a)	1,398	15,588
Novanta, Inc.*	462	29,106
Total Electrical Components & Equipment		44,694

Electronics — 4.2%
Allied Motion Technologies, Inc.	342	15,284
Camtek Ltd. (Israel)	1,725	11,678
Comtech Telecommunications Corp.	498	12,121
Fluidigm Corp.*	1,934	16,671
Mesa Laboratories, Inc.(a)	91	18,964
NVE Corp.	150	13,131
Stoneridge, Inc.*	540	13,311
Vishay Precision Group, Inc.*	588	17,775
Total Electronics		118,935

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Energy – Alternate Sources — 2.0%
FutureFuel Corp.	909	$14,417
Renewable Energy Group, Inc.*	1,086	27,910
Sunrun, Inc.*	1,350	14,701
Total Energy – Alternate Sources		57,028

Engineering & Construction — 1.0%
Great Lakes Dredge & Dock Corp.*	2,059	13,631
NV5 Global, Inc.*(a)	217	13,139
Total Engineering & Construction		26,770

Entertainment — 2.6%
Eldorado Resorts, Inc.*(a)	1,380	49,970
Monarch Casino & Resort, Inc.*	312	11,900
National CineMedia, Inc.	1,874	12,143
Total Entertainment		74,013

Environmental Control — 3.3%
AquaVenture Holdings Ltd.*	864	16,321
Casella Waste Systems, Inc., Class A*	1,542	43,932
Heritage-Crystal Clean, Inc.*	611	14,059
Pure Cycle Corp.*(a)	1,758	17,457
Total Environmental Control		91,769

Food — 0.7%
Chefs’ Warehouse, Inc. (The)*(a)	630	20,147

Forest Products & Paper — 0.5%
Verso Corp., Class A*	620	13,888

Healthcare – Products — 8.7%
CareDx, Inc.*	2,046	51,437
Cerus Corp.*(a)	2,946	14,936
Hanger, Inc.*(a)	701	13,284
iRadimed Corp.*(a)	600	14,676
NanoString Technologies, Inc.*	1,131	16,773
Nuvectra Corp.*(a)	1,008	16,471
OrthoPediatrics Corp.*(a)	638	22,254
Quotient Ltd.*	2,409	14,743
SeaSpine Holdings Corp.*	1,006	18,349
STAAR Surgical Co.*	996	31,782
Surmodics, Inc.*	336	15,879
Tactile Systems Technology, Inc.*(a)	307	13,984
Total Healthcare – Products		244,568

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare – Services — 1.8%
Addus Homecare Corp.*(a)	318	$21,586
R1 RCM, Inc.*	1,998	15,884
RadNet, Inc.*	1,422	14,462
Total Healthcare – Services		51,932

Insurance — 2.2%
eHealth, Inc.*	600	23,052
HCI Group, Inc.(a)	294	14,938
Kinsale Capital Group, Inc.	420	23,335
Total Insurance		61,325

Internet — 3.1%
Attunity Ltd. (Israel)*	1,046	20,585
Bandwidth, Inc., Class A*	428	17,441
Meet Group, Inc. (The)*(a)	3,916	18,131
QuinStreet, Inc.*(a)	1,968	31,941
Total Internet		88,098

Iron/Steel — 0.8%
Mesabi Trust	894	21,179

Leisure Time — 3.3%
Clarus Corp.	1,560	15,787
Johnson Outdoors, Inc., Class A	210	12,336
Lindblad Expeditions Holdings, Inc.*	1,278	17,202
Malibu Boats, Inc., Class A*	480	16,704
Marine Products Corp.	1,212	20,495
MasterCraft Boat Holdings, Inc.*	513	9,593
Total Leisure Time		92,117

Miscellaneous Manufacturing — 1.2%
Chase Corp.	342	34,217

Oil & Gas — 0.8%
Geopark Ltd. (Colombia)*	1,638	22,637

Oil & Gas Services — 1.7%
DMC Global, Inc.	660	23,179
Matrix Service Co.*	760	13,634
Nine Energy Service, Inc.*	542	12,217
Total Oil & Gas Services		49,030

Pharmaceuticals — 6.0%
Aeglea BioTherapeutics, Inc.*	1,632	12,224
BioSpecifics Technologies Corp.*	236	14,301
Galmed Pharmaceuticals Ltd. (Israel)*(a)	1,442	9,849

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Imprimis Pharmaceuticals, Inc.*	2,812	$16,000
KalVista Pharmaceuticals, Inc.*(a)	862	17,024
Lifevantage Corp.*	1,504	19,838
Natural Grocers by Vitamin Cottage, Inc.*	993	15,223
Natural Health Trends Corp.	721	13,331
Osiris Therapeutics, Inc.*	1,194	16,119
ProQR Therapeutics N.V. (Netherlands)*(a)	960	15,149
Ra Pharmaceuticals, Inc.*	1,079	19,638
Total Pharmaceuticals		168,696

Pipelines — 0.4%
Oasis Midstream Partners LP	738	11,801

Real Estate — 0.5%
RMR Group, Inc. (The), Class A	264	14,013

REITS — 3.9%
Arbor Realty Trust, Inc.	1,560	15,709
Community Healthcare Trust, Inc.	519	14,963
Global Medical REIT, Inc.	1,506	13,388
Innovative Industrial Properties, Inc.	474	21,515
Jernigan Capital, Inc.	656	13,002
NexPoint Residential Trust, Inc.(a)	514	18,016
NorthStar Realty Europe Corp.	895	13,013
Total REITS		109,606

Retail — 4.3%
America’s Car-Mart, Inc.*	292	21,155
Barnes & Noble, Inc.	2,279	16,158
El Pollo Loco Holdings, Inc.*	1,006	15,261
Movado Group, Inc.(a)	336	10,624
PCM, Inc.*	811	14,282
PetIQ, Inc.*(a)	495	11,618
Ruth’s Hospitality Group, Inc.	585	13,297
Shoe Carnival, Inc.	562	18,833
Total Retail		121,228

Savings & Loans — 0.4%
Timberland Bancorp, Inc.	510	11,373

Investments	Shares	Value
COMMON STOCKS (continued)

Software — 9.1%
AppFolio, Inc., Class A*	408	$24,162
Avid Technology, Inc.*	2,610	12,398
Everbridge, Inc.*(a)	468	26,564
Five9, Inc.*	1,182	51,677
Glu Mobile, Inc.*	3,678	29,681
LivePerson, Inc.*	942	17,766
SharpSpring, Inc.*(a)	1,425	18,140
Simulations Plus, Inc.	864	17,194
Tabula Rasa HealthCare, Inc.*(a)	570	36,343
Upland Software, Inc.*	816	22,179
Total Software		256,104

Telecommunications — 4.6%
AudioCodes Ltd. (Israel)	1,850	18,278
Calix, Inc.*	1,528	14,898
Ceragon Networks Ltd. (Israel)*	3,678	13,903
Harmonic, Inc.*(a)	3,153	14,882
NeoPhotonics Corp.*	2,028	13,141
Ooma, Inc.*	1,124	15,601
pdvWireless, Inc.*	399	14,919
RF Industries Ltd.	1,806	13,111
RigNet, Inc.*	915	11,566
Total Telecommunications		130,299

Transportation — 1.9%
ArcBest Corp.(a)	426	14,594
CryoPort, Inc.*	1,230	13,567
PAM Transportation Services, Inc.*	390	15,370
Universal Logistics Holdings, Inc.	531	9,606
Total Transportation		53,137

Trucking & Leasing — 0.5%
General Finance Corp.*	1,334	13,487

Water — 0.6%
Middlesex Water Co.	325	17,339
Total Common Stocks
(Cost $3,059,682)		2,795,184

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 0.9%
STIT – Government & Agency Portfolio, Institutional Class, 2.30%(b) (Cost $24,857)	24,857	$24,857

REPURCHASE AGREEMENT — 3.4%(c)
HSBC Securities USA, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $97,162, (collateralized by various U.S. Government Agency Obligations, 0.00%–1.44%, 01/31/20–11/15/43, totaling $98,779) (Cost $97,146)	$97,146	97,146

Total Investments — 103.2%
(Cost $3,181,685)		2,917,187

Liabilities in Excess of Other Assets — (3.2%)		(89,922)
Net Assets — 100.0%		$2,827,265

____________

LP — Limited Partnership

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $629,547; the aggregate market value of the collateral held by the fund is $645,652. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $548,506.

(b)     Rate shown reflects the 7-day yield as of December 31, 2018.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.5%
Aerospace/Defense	1.1
Agriculture	0.5
Airlines	1.0
Apparel	0.6
Banks	5.8
Beverages	0.9
Biotechnology	7.4
Chemicals	1.0
Coal	0.5
Commercial Services	3.8
Computers	0.9

SUMMARY OF SCHEDULE OF INVESTMENTS

(continued)

% of Net Assets
Diversified Financial Services	2.6%
Electric	0.6
Electrical Components & Equipment	1.6
Electronics	4.2
Energy – Alternate Sources	2.0
Engineering & Construction	1.0
Entertainment	2.6
Environmental Control	3.3
Food	0.7
Forest Products & Paper	0.5
Healthcare – Products	8.7
Healthcare – Services	1.8
Insurance	2.2
Internet	3.1
Iron/Steel	0.8
Leisure Time	3.3
Miscellaneous Manufacturing	1.2
Oil & Gas	0.8
Oil & Gas Services	1.7
Pharmaceuticals	6.0
Pipelines	0.4
Real Estate	0.5
REITS	3.9
Retail	4.3
Savings & Loans	0.4
Software	9.1
Telecommunications	4.6
Transportation	1.9
Trucking & Leasing	0.5
Water	0.6
Money Market Fund	0.9
Repurchase Agreement	3.4
Total Investments	103.2
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 16.3%

Debt Fund — 16.3%
AdvisorShares Sage Core Reserves ETF† (Cost $2,485,250)	25,000	$2,477,750

MONEY MARKET FUND — 35.5%
STIT – Government & Agency Portfolio, Institutional Class, 2.30%(a) (Cost $5,416,791)	5,416,791	5,416,791
Total Investments Before Securities Sold, Not Yet Purchased (Cost $7,902,041)		7,894,541

Securities Sold, Not Yet Purchased — (106.4)%(b)

COMMON STOCKS — (106.4)%

Airlines — (1.1)%
American Airlines Group, Inc.	(5,357)	(172,013)

Apparel — (2.1)%
Hanesbrands, Inc.	(11,926)	(149,433)
Skechers U.S.A., Inc., Class A*	(7,149)	(163,640)
Total Apparel		(313,073)

Auto Manufacturers — (1.2)%
Ford Motor Co.	(24,101)	(184,373)

Auto Parts & Equipment — (6.1)%
Adient PLC	(8,953)	(134,832)
BorgWarner, Inc.	(4,699)	(163,243)
Dana, Inc.	(10,250)	(139,707)
Goodyear Tire & Rubber Co. (The)	(9,138)	(186,507)
Lear Corp.	(1,329)	(163,281)
Visteon Corp.*	(2,446)	(147,445)
Total Auto Parts & Equipment		(935,015)

Banks — (3.9)%
Bank OZK	(5,268)	(120,269)
State Street Corp.	(2,351)	(148,278)
Synovus Financial Corp.	(5,174)	(165,516)
Texas Capital Bancshares, Inc.*	(3,214)	(164,203)
Total Banks		(598,266)

Biotechnology — (4.8)%
Alnylam Pharmaceuticals, Inc.*	(2,394)	(174,546)
Bluebird Bio, Inc.*	(1,595)	(158,224)
Celgene Corp.*	(3,029)	(194,129)
Incyte Corp.*	(3,145)	(199,991)
Total Biotechnology		(726,890)

Investments	Shares	Value
COMMON STOCKS (continued)

Building Materials — (4.1)%
Eagle Materials, Inc.	(2,577)	$(157,274)
Fortune Brands Home & Security, Inc.	(4,088)	(155,303)
JELD-WEN Holding, Inc.*	(11,570)	(164,410)
Owens Corning	(3,192)	(140,384)
Total Building Materials		(617,371)

Chemicals — (4.5)%
Chemours Co. (The)	(5,703)	(160,939)
Huntsman Corp.	(9,358)	(180,516)
Olin Corp.	(8,922)	(179,421)
Westlake Chemical Corp.	(2,565)	(169,726)
Total Chemicals		(690,602)

Commercial Services — (4.5)%
2U, Inc.*	(3,385)	(168,302)
Macquarie Infrastructure Corp.	(5,451)	(199,288)
ManpowerGroup, Inc.	(2,542)	(164,722)
United Rentals, Inc.*	(1,566)	(160,562)
Total Commercial Services		(692,874)

Computers — (1.9)%
NCR Corp.*	(7,255)	(167,446)
Western Digital Corp.	(3,328)	(123,036)
Total Computers		(290,482)

Cosmetics/Personal Care — (0.7)%
Coty, Inc., Class A	(16,659)	(109,283)

Distribution/Wholesale — (1.1)%
LKQ Corp.*	(6,750)	(160,177)

Diversified Financial Services — (1.8)%
Affiliated Managers Group, Inc.	(1,437)	(140,021)
Invesco Ltd.	(8,325)	(139,361)
Total Diversified Financial Services		(279,382)

Electronics — (2.0)%
Coherent, Inc.*	(1,397)	(147,677)
SYNNEX Corp.	(2,011)	(162,569)
Total Electronics		(310,246)

Energy – Alternate Sources — (1.2)%
First Solar, Inc.*	(4,118)	(174,830)

Entertainment — (2.0)%
Marriott Vacations Worldwide Corp.	(2,327)	(164,077)
Scientific Games Corp.*	(7,498)	(134,064)
Total Entertainment		(298,141)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Environmental Control — (0.9)%
Stericycle, Inc.*	(3,708)	$(136,047)

Food — (3.0)%
Hain Celestial Group, Inc. (The)*	(8,044)	(127,578)
Kraft Heinz Co. (The)	(3,487)	(150,080)
Pilgrim’s Pride Corp.*	(11,816)	(183,266)
Total Food		(460,924)

Healthcare – Products — (1.2)%
DENTSPLY SIRONA, Inc.	(4,851)	(180,506)

Healthcare – Services — (1.1)%
MEDNAX, Inc.*	(5,196)	(171,468)

Home Builders — (3.5)%
Lennar Corp., Class A	(4,477)	(175,274)
Thor Industries, Inc.	(3,249)	(168,948)
Toll Brothers, Inc.	(5,844)	(192,443)
Total Home Builders		(536,665)

Home Furnishings — (1.2)%
Whirlpool Corp.	(1,706)	(182,320)

Housewares — (2.3)%
Newell Brands, Inc.	(9,487)	(176,363)
Scotts Miracle-Gro Co. (The)	(2,785)	(171,166)
Total Housewares		(347,529)

Insurance — (4.3)%
American International Group, Inc.	(4,128)	(162,685)
Brighthouse Financial, Inc.*	(4,834)	(147,340)
Principal Financial Group, Inc.	(3,803)	(167,978)
Unum Group	(5,810)	(170,698)
Total Insurance		(648,701)

Internet — (3.2)%
eBay, Inc.*	(6,343)	(178,048)
Snap, Inc., Class A*	(30,609)	(168,656)
Zillow Group, Inc., Class A*	(4,519)	(142,032)
Total Internet		(488,736)

Iron/Steel — (0.9)%
United States Steel Corp.	(7,419)	(135,323)

Lodging — (5.6)%
Caesars Entertainment Corp.*	(20,157)	(136,866)
Hilton Grand Vacations, Inc.*	(6,550)	(172,854)
Las Vegas Sands Corp.	(3,534)	(183,945)
MGM Resorts International	(7,654)	(185,686)

Investments	Shares	Value
COMMON STOCKS (continued)

Wynn Resorts Ltd.	(1,733)	$(171,411)
Total Lodging		(850,762)

Machinery – Construction & Mining — (1.1)%
Terex Corp.	(5,943)	(163,849)

Media — (1.2)%
DISH Network Corp., Class A*	(7,313)	(182,606)

Mining — (2.2)%
Alcoa Corp.*	(6,370)	(169,315)
Freeport-McMoRan, Inc.	(15,624)	(161,083)
Total Mining		(330,398)

Miscellaneous Manufacturing — (2.0)%
AO Smith Corp.	(4,097)	(174,942)
General Electric Co.	(17,793)	(134,693)
Total Miscellaneous Manufacturing		(309,635)

Oil & Gas — (2.9)%
Cimarex Energy Co.	(2,556)	(157,577)
EQT Corp.	(8,103)	(153,066)
Patterson-UTI Energy, Inc.	(12,492)	(129,292)
Total Oil & Gas		(439,935)

Oil & Gas Services — (4.2)%
Baker Hughes a GE Co.	(7,589)	(163,163)
Halliburton Co.	(5,767)	(153,287)
RPC, Inc.	(16,335)	(161,226)
Schlumberger Ltd.	(4,444)	(160,340)
Total Oil & Gas Services		(638,016)

Packaging & Containers — (1.0)%
Westrock Co.	(4,060)	(153,306)

Pharmaceuticals — (1.9)%
Alkermes PLC*	(4,617)	(136,248)
Nektar Therapeutics*	(4,765)	(156,625)
Total Pharmaceuticals		(292,873)

REITS — (1.1)%
Weyerhaeuser Co.	(7,571)	(165,502)

Retail — (3.5)%
Beacon Roofing Supply, Inc.*	(5,090)	(161,455)
Floor & Decor Holdings, Inc., Class A*	(7,178)	(185,910)
Michaels Cos., Inc. (The)*	(13,160)	(178,186)
Total Retail		(525,551)

Savings & Loans — (1.2)%
New York Community Bancorp, Inc.	(19,496)	(183,457)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — (4.6)%
Applied Materials, Inc.	(5,654)	$(185,112)
IPG Photonics Corp.*	(1,326)	(150,223)
MKS Instruments, Inc.	(2,466)	(159,328)
ON Semiconductor Corp.*	(12,459)	(205,698)
Total Semiconductors		(700,361)

Software — (2.1)%
Blackbaud, Inc.	(2,581)	(162,345)
Electronic Arts, Inc.*	(2,030)	(160,187)
Total Software		(322,532)

Telecommunications — (3.5)%
CommScope Holding Co., Inc.*	(10,357)	(169,751)
LogMeIn, Inc.	(2,485)	(202,702)
Zayo Group Holdings, Inc.*	(7,306)	(166,869)
Total Telecommunications		(539,322)

Textiles — (0.8)%
Mohawk Industries, Inc.*	(1,076)	(125,849)

Toys/Games/Hobbies — (0.8)%
Mattel, Inc.*	(12,913)	(129,001)

Transportation — (2.1)%
Knight-Swift Transportation Holdings, Inc.	(6,373)	(159,771)
Ryder System, Inc.	(3,400)	(163,710)
Total Transportation		(323,481)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(18,467,379)]		(16,217,673)
Total Investments — (54.6)%
(Cost $(10,565,338))		(8,323,132)
Other Assets in Excess of Liabilities — 154.6%		23,572,573

Net Assets — 100.0%		$15,249,441

____________

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

†       Affiliated Company.

(a)     Rate shown reflects the 7-day yield as of December 31, 2018.

(b)     As of December 31, 2018, cash in the amount of $18,770,327 has been segregated as collateral from the broker for securities sold short.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	(1.1)%
Apparel	(2.1)
Auto Manufacturers	(1.2)
Auto Parts & Equipment	(6.1)
Banks	(3.9)
Biotechnology	(4.8)
Building Materials	(4.1)
Chemicals	(4.5)
Commercial Services	(4.5)
Computers	(1.9)
Cosmetics/Personal Care	(0.7)
Debt Fund	16.3
Distribution/Wholesale	(1.1)
Diversified Financial Services	(1.8)
Electronics	(2.0)
Energy – Alternate Sources	(1.2)
Entertainment	(2.0)
Environmental Control	(0.9)
Food	(3.0)
Healthcare – Products	(1.2)
Healthcare – Services	(1.1)
Home Builders	(3.5)
Home Furnishings	(1.2)
Housewares	(2.3)
Insurance	(4.3)
Internet	(3.2)
Iron/Steel	(0.9)
Lodging	(5.6)
Machinery – Construction & Mining	(1.1)
Media	(1.2)
Mining	(2.2)
Miscellaneous Manufacturing	(2.0)
Oil & Gas	(2.9)
Oil & Gas Services	(4.2)
Packaging & Containers	(1.0)
Pharmaceuticals	(1.9)
REITS	(1.1)
Retail	(3.5)
Savings & Loans	(1.2)
Semiconductors	(4.6)
Software	(2.1)
Telecommunications	(3.5)
Textiles	(0.8)
Toys/Games/Hobbies	(0.8)
Transportation	(2.1)
Money Market Fund	35.5
Total Investments	(54.6)
Other Assets in Excess of Liabilities	154.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2018 were as follows:

Affiliated Fund Name	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at 12/31/2018	Dividend Income
AdvisorShares Sage Core Reserves ETF	$—	$2,485,250	$—	$—	$(7,500)	$2,477,750	$14,862

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

(Formerly known as AdvisorShares Wilshire Buyback ETF)

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.3%

Aerospace/Defense — 2.5%
General Dynamics Corp.	6,676	$1,049,534
Northrop Grumman Corp.	2,655	650,210
Total Aerospace/Defense		1,699,744

Agriculture — 2.7%
Philip Morris International, Inc.	26,732	1,784,628

Auto Manufacturers — 1.2%
General Motors Co.	23,222	776,776

Banks — 12.9%
Bank of America Corp.	62,759	1,546,382
Bank of New York Mellon Corp. (The)	29,371	1,382,493
Citigroup, Inc.	26,607	1,385,160
Citizens Financial Group, Inc.	21,594	641,990
JPMorgan Chase & Co.	21,241	2,073,546
PNC Financial Services Group, Inc. (The)	13,673	1,598,511
Total Banks		8,628,082

Biotechnology — 2.3%
Amgen, Inc.	8,034	1,563,979

Commercial Services — 4.7%
IHS Markit Ltd.*	17,420	835,638
PayPal Holdings, Inc.*	19,046	1,601,578
Verisk Analytics, Inc.*	6,180	673,867
Total Commercial Services		3,111,083

Diversified Financial Services — 4.5%
Intercontinental Exchange, Inc.	20,094	1,513,681
Visa, Inc., Class A	11,183	1,475,485
Total Diversified Financial Services		2,989,166

Food — 2.9%
US Foods Holding Corp.*	60,986	1,929,597

Forest Products & Paper — 1.8%
International Paper Co.	29,127	1,175,566

Healthcare – Services — 3.5%
Anthem, Inc.	6,482	1,702,368
Laboratory Corp. of America Holdings*	5,053	638,497
Total Healthcare – Services		2,340,865

Insurance — 3.5%
Prudential Financial, Inc.	11,253	917,682
Willis Towers Watson PLC	9,355	1,420,650
Total Insurance		2,338,332

Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 5.3%
Alibaba Group Holding Ltd. (China)*(a)	4,972	$681,512
Alphabet, Inc., Class A*	1,511	1,578,935
Amazon.com, Inc.*	860	1,291,694
Total Internet		3,552,141

Media — 2.9%
Comcast Corp., Class A	55,884	1,902,850

Miscellaneous Manufacturing — 1.0%
3M Co.	3,589	683,848

Oil & Gas — 8.1%
Anadarko Petroleum Corp.	13,013	570,490
Chevron Corp.	17,123	1,862,811
EOG Resources, Inc.	12,200	1,063,962
Marathon Oil Corp.	63,484	910,360
Pioneer Natural Resources Co.	7,632	1,003,761
Total Oil & Gas		5,411,384

Oil & Gas Services — 1.4%
Halliburton Co.	34,849	926,286

Pharmaceuticals — 14.6%
AstraZeneca PLC (United Kingdom)(a)(b)	43,403	1,648,446
Bayer AG (Germany)(a)	83,551	1,467,991
Cigna Corp.	4,090	776,773
CVS Health Corp.	23,431	1,535,199
McKesson Corp.	9,725	1,074,321
Novartis AG (Switzerland)(a)	19,429	1,667,202
Sanofi (France)(a)	36,808	1,597,835
Total Pharmaceuticals		9,767,767

REITS — 2.6%
American Tower Corp.	10,761	1,702,283

Retail — 4.7%
Dollar General Corp.	13,542	1,463,619
Dollar Tree, Inc.*	18,775	1,695,758
Total Retail		3,159,377

Software — 3.8%
Fidelity National Information Services, Inc.	14,165	1,452,621
Microsoft Corp.	10,368	1,053,078
Total Software		2,505,699

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

(Formerly known as AdvisorShares Wilshire Buyback ETF)

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Telecommunications — 8.0%
Motorola Solutions, Inc.	12,140	$1,396,585
Telefonaktiebolaget LM Ericsson (Sweden)(a)	135,864	1,205,114
Verizon Communications, Inc.	48,314	2,716,213
Total Telecommunications		5,317,912

Transportation — 1.4%
FedEx Corp.	5,595	902,641

Total Common Stocks
(Cost $68,736,939)		64,170,006

MONEY MARKET FUND — 1.8%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 2.31%(c) (Cost $1,207,494)	1,207,494	1,207,494

REPURCHASE AGREEMENT — 0.0%**(d)
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $120, (collateralized by various U.S. Government Agency Obligations, 2.21%–6.50%, 02/01/20–11/01/48, totaling $122) (Cost $120)	$120	120
Total Investments — 98.1% (Cost $69,944,553)		65,377,620
Other Assets in Excess of Liabilities — 1.9%		1,288,171

Net Assets — 100.0%		$66,665,791

____________

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

**       Less than 0.05%.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,606,509; the aggregate market value of the collateral held by the fund is $1,639,707. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,639,587.

(c)     Rate shown reflects the 7-day yield as of December 31, 2018.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.5%
Agriculture	2.7
Auto Manufacturers	1.2
Banks	12.9
Biotechnology	2.3
Commercial Services	4.7
Diversified Financial Services	4.5
Food	2.9
Forest Products & Paper	1.8
Healthcare – Services	3.5
Insurance	3.5
Internet	5.3
Media	2.9
Miscellaneous Manufacturing	1.0
Oil & Gas	8.1
Oil & Gas Services	1.4
Pharmaceuticals	14.6
REITS	2.6
Retail	4.7
Software	3.8
Telecommunications	8.0
Transportation	1.4
Money Market Fund	1.8
Repurchase Agreement	0.0 **
Total Investments	98.1
Other Assets in Excess of Liabilities	1.9
Net Assets	100.0%

____________

** Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.5%

Aerospace/Defense — 4.0%
Raytheon Co.	3,386	$519,243

Banks — 7.8%
Eagle Bancorp, Inc.*	10,452	509,117
Signature Bank	4,826	496,161
Total Banks		1,005,278

Building Materials — 3.9%
Continental Building Products, Inc.*	19,949	507,702

Chemicals — 8.0%
RPM International, Inc.	8,764	515,148
Sherwin-Williams Co. (The)	1,307	514,252
Total Chemicals		1,029,400

Commercial Services — 4.0%
Moody’s Corp.	3,708	519,268

Computers — 7.9%
Check Point Software Technologies Ltd. (Israel)*	4,881	501,035
Cognizant Technology Solutions Corp., Class A	8,111	514,886
Total Computers		1,015,921

Diversified Financial Services — 4.0%
Intercontinental Exchange, Inc.	6,923	521,510

Food — 11.7%
Hershey Co. (The)	4,757	509,855
Hormel Foods Corp.(a)	11,918	508,660
JM Smucker Co. (The)	5,295	495,030
Total Food		1,513,545

Healthcare – Products — 12.2%
Becton Dickinson and Co.	2,324	523,644
Danaher Corp.	5,075	523,334
Stryker Corp.	3,347	524,642
Total Healthcare – Products		1,571,620

Household Products/Wares — 4.0%
Church & Dwight Co., Inc.	7,802	513,060

Insurance — 8.1%
Aflac, Inc.	11,505	524,168
Torchmark Corp.	6,916	515,449
Total Insurance		1,039,617

Media — 8.0%
FactSet Research Systems, Inc.	2,550	510,331
Walt Disney Co. (The)	4,781	524,237
Total Media		1,034,568

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 4.0%
Ross Stores, Inc.	6,167	$513,094

Software — 11.9%
Broadridge Financial Solutions, Inc.	5,282	508,393
Cerner Corp.*	9,889	518,579
Fiserv, Inc.*	7,010	515,165
Total Software		1,542,137
Total Common Stocks
(Cost $11,677,200)		12,845,963

MONEY MARKET FUND — 0.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.22%(b) (Cost $109,770)	109,770	109,770
Total Investments — 100.4% (Cost $11,786,970)		12,955,733
Liabilities in Excess of Other Assets – (0.4%)		(51,811)
Net Assets — 100.0%		$12,903,922

____________

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $494,839; the aggregate market value of the collateral held by the fund is $504,970. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $504,970.

(b)     Rate shown reflects the 7-day yield as of December 31, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.0%
Banks	7.8
Building Materials	3.9
Chemicals	8.0
Commercial Services	4.0
Computers	7.9
Diversified Financial Services	4.0
Food	11.7
Healthcare – Products	12.2
Household Products/Wares	4.0
Insurance	8.1
Media	8.0
Retail	4.0
Software	11.9
Money Market Fund	0.9
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.9%

Aerospace/Defense — 1.7%
Boeing Co. (The)	422	$136,095
Harris Corp.	792	106,643
Northrop Grumman Corp.	452	110,695
Raytheon Co.	616	94,463
Total Aerospace/Defense		447,896

Airlines — 2.6%
American Airlines Group, Inc.	4,314	138,522
Delta Air Lines, Inc.	3,704	184,830
Southwest Airlines Co.	3,245	150,828
United Continental Holdings, Inc.*	2,323	194,505
Total Airlines		668,685

Apparel — 0.6%
PVH Corp.	1,560	145,002

Auto Manufacturers — 1.8%
Ford Motor Co.	22,901	175,193
General Motors Co.	5,738	191,936
PACCAR, Inc.	1,685	96,281
Total Auto Manufacturers		463,410

Auto Parts & Equipment — 1.2%
Aptiv PLC	1,857	114,335
BorgWarner, Inc.	1,542	53,569
Goodyear Tire & Rubber Co. (The)	7,731	157,790
Total Auto Parts & Equipment		325,694

Banks — 9.1%
Bank of America Corp.	4,566	112,506
Bank of New York Mellon Corp. (The)	1,191	56,060
BB&T Corp.	3,279	142,046
Citigroup, Inc.	2,948	153,473
Citizens Financial Group, Inc.	5,584	166,012
Comerica, Inc.	2,646	181,754
Fifth Third Bancorp	2,638	62,072
Goldman Sachs Group, Inc. (The)	1,047	174,901
Huntington Bancshares, Inc.	12,297	146,580
KeyCorp	9,476	140,055
M&T Bank Corp.	811	116,079
Morgan Stanley	4,370	173,271
Northern Trust Corp.	1,379	115,271
Regions Financial Corp.	11,209	149,976
State Street Corp.	2,039	128,600
SunTrust Banks, Inc.	2,489	125,545
SVB Financial Group*	443	84,135
Wells Fargo & Co.	3,189	146,949
Total Banks		2,375,285

Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.*	1,438	$140,004
Biogen, Inc.*	212	63,795
Celgene Corp.*	3,329	213,356
Incyte Corp.*	1,756	111,664
Regeneron Pharmaceuticals, Inc.*	301	112,423
Vertex Pharmaceuticals, Inc.*	374	61,975
Total Biotechnology		703,217

Building Materials — 1.9%
Fortune Brands Home & Security, Inc.	2,897	110,057
Johnson Controls International PLC	2,320	68,788
Martin Marietta Materials, Inc.(a)	309	53,108
Masco Corp.	5,650	165,206
Vulcan Materials Co.	901	89,019
Total Building Materials		486,178

Chemicals — 1.2%
Eastman Chemical Co.	1,922	140,517
FMC Corp.	1,374	101,621
LyondellBasell Industries NV, Class A	929	77,256
Total Chemicals		319,394

Commercial Services — 2.2%
FleetCor Technologies, Inc.*	736	136,690
Global Payments, Inc.	1,346	138,813
Robert Half International, Inc.	1,647	94,208
United Rentals, Inc.*	1,922	197,063
Total Commercial Services		566,774

Computers — 3.8%
Apple, Inc.	830	130,924
Cognizant Technology Solutions Corp., Class A	1,613	102,393
DXC Technology Co.	2,766	147,068
HP, Inc.	6,828	139,701
International Business Machines Corp.	701	79,683
NetApp, Inc.	2,189	130,618
Seagate Technology PLC(a)	2,959	114,188
Western Digital Corp.	4,318	159,636
Total Computers		1,004,211

Distribution/Wholesale — 1.1%
Copart, Inc.*(a)	1,768	84,475
LKQ Corp.*(a)	6,228	147,790
W.W. Grainger, Inc.(a)	236	66,637
Total Distribution/Wholesale		298,902

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — 8.2%
Affiliated Managers Group, Inc.	1,669	$162,627
Alliance Data Systems Corp.	1,042	156,383
American Express Co.	834	79,497
Ameriprise Financial, Inc.	1,691	176,490
BlackRock, Inc.	255	100,169
Capital One Financial Corp.	2,178	164,635
Charles Schwab Corp. (The)	3,689	153,204
Discover Financial Services	2,735	161,310
E*TRADE Financial Corp.	3,865	169,596
Franklin Resources, Inc.	3,145	93,281
Invesco Ltd.	7,404	123,943
Mastercard, Inc., Class A	407	76,781
Raymond James Financial, Inc.	2,517	187,290
Synchrony Financial	8,182	191,950
T. Rowe Price Group, Inc.	1,476	136,264
Total Diversified Financial Services		2,133,420

Electric — 0.5%
AES Corp. (The)	4,910	70,998
NRG Energy, Inc.	1,643	65,063
Total Electric		136,061

Electronics — 0.6%
PerkinElmer, Inc.	787	61,819
TE Connectivity Ltd.	1,155	87,353
Total Electronics		149,172

Engineering & Construction — 0.9%
Fluor Corp.	3,981	128,188
Jacobs Engineering Group, Inc.	1,902	111,191
Total Engineering & Construction		239,379

Food — 0.7%
Tyson Foods, Inc., Class A	3,241	173,069

Forest Products & Paper — 0.6%
International Paper Co.	4,049	163,418

Hand/Machine Tools — 0.3%
Snap-on, Inc.(a)	604	87,755

Healthcare – Services — 2.7%
Anthem, Inc.	411	107,941
Centene Corp.*	887	102,271
DaVita, Inc.*	3,344	172,082
HCA Healthcare, Inc.	1,079	134,282
IQVIA Holdings, Inc.*	707	82,132
WellCare Health Plans, Inc.*	510	120,406
Total Healthcare – Services		719,114

Investments	Shares	Value
COMMON STOCKS (continued)

Home Builders — 2.3%
D.R. Horton, Inc.	5,430	$188,204
Lennar Corp., Class A	5,136	201,074
PulteGroup, Inc.(a)	8,645	224,684
Total Home Builders		613,962

Home Furnishings — 0.6%
Whirlpool Corp.	1,441	154,000

Household Products/Wares — 0.4%
Avery Dennison Corp.	1,069	96,028

Insurance — 8.4%
Aflac, Inc.	1,555	70,846
Allstate Corp. (The)	1,595	131,795
American International Group, Inc.	3,163	124,654
Assurant, Inc.	1,912	171,009
Brighthouse Financial, Inc.*	5,086	155,021
Everest Re Group Ltd.	1,010	219,938
Hartford Financial Services Group, Inc. (The)	4,606	204,737
Lincoln National Corp.	3,138	161,011
Loews Corp.	1,194	54,351
MetLife, Inc.	4,224	173,437
Principal Financial Group, Inc.	1,400	61,838
Prudential Financial, Inc.	1,820	148,421
Torchmark Corp.	1,668	124,316
Travelers Cos., Inc. (The)	1,370	164,057
Unum Group	5,038	148,016
Willis Towers Watson PLC	522	79,271
Total Insurance		2,192,718

Internet — 1.9%
Booking Holdings, Inc.*	65	111,957
eBay, Inc.*	2,642	74,161
Expedia Group, Inc.	1,445	162,779
Facebook, Inc., Class A*	1,097	143,806
Total Internet		492,703

Iron/Steel — 0.5%
Nucor Corp.	2,691	139,421

Leisure Time — 1.7%
Carnival Corp.	1,861	91,747
Harley-Davidson, Inc.	1,777	60,631
Norwegian Cruise Line Holdings Ltd.*	3,667	155,444
Royal Caribbean Cruises Ltd.	1,454	142,187
Total Leisure Time		450,009

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	1,615	$115,957
Marriott International, Inc., Class A	771	83,700
Wynn Resorts Ltd.	1,114	110,186
Total Lodging		309,843

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	1,561	198,356

Machinery – Diversified — 2.0%
Cummins, Inc.	1,096	146,470
Deere & Co.	901	134,402
Dover Corp.	844	59,882
Flowserve Corp.	2,844	108,129
Xylem, Inc.	1,292	86,202
Total Machinery – Diversified		535,085

Media — 2.1%
CBS Corp., Class B	3,691	161,370
Comcast Corp., Class A	4,072	138,652
Discovery, Inc., Class A*(a)	3,630	89,806
Discovery, Inc., Class C*	4,819	111,223
Viacom, Inc., Class B	1,875	48,187
Total Media		549,238

Miscellaneous Manufacturing — 0.4%
Textron, Inc.	2,150	98,879

Oil & Gas — 8.0%
Cabot Oil & Gas Corp.(a)	8,544	190,958
Chevron Corp.	1,906	207,354
Cimarex Energy Co.	2,760	170,154
Concho Resources, Inc.*	1,374	141,234
EOG Resources, Inc.	941	82,065
Exxon Mobil Corp.	2,239	152,677
HollyFrontier Corp.	2,605	133,168
Marathon Petroleum Corp.	3,245	191,487
Newfield Exploration Co.*	12,531	183,705
Occidental Petroleum Corp.	2,898	177,879
Phillips 66	653	56,256
Pioneer Natural Resources Co.	1,404	184,654
Valero Energy Corp.	2,824	211,715
Total Oil & Gas		2,083,306

Oil & Gas Services — 1.9%
Baker Hughes a GE Co.(a)	8,774	188,641
Halliburton Co.	6,578	174,843
Schlumberger Ltd.	3,752	135,372
Total Oil & Gas Services		498,856

Investments	Shares	Value
COMMON STOCKS (continued)

Packaging & Containers — 0.2%
Packaging Corp. of America	725	$60,509

Pharmaceuticals — 2.8%
AbbVie, Inc.	1,651	152,206
Allergan PLC	541	72,310
Bristol-Myers Squibb Co.	1,253	65,131
Cigna Corp.	520	98,758
CVS Health Corp.	1,681	110,139
McKesson Corp.	660	72,910
Mylan NV*	5,565	152,481
Total Pharmaceuticals		723,935

Pipelines — 0.5%
ONEOK, Inc.	2,285	123,276

Real Estate — 0.3%
CBRE Group, Inc., Class A*	2,191	87,728

Retail — 6.1%
Advance Auto Parts, Inc.	432	68,023
AutoZone, Inc.*	91	76,289
Best Buy Co., Inc.	2,292	121,384
CarMax, Inc.*(a)	2,114	132,611
Dollar General Corp.	1,088	117,591
Dollar Tree, Inc.*	1,182	106,758
Foot Locker, Inc.	2,200	117,040
Gap, Inc. (The)	4,833	124,498
Home Depot, Inc. (The)	534	91,752
L Brands, Inc.	4,552	116,850
Lowe’s Cos., Inc.	1,665	153,780
Macy’s, Inc.(a)	2,657	79,126
O’Reilly Automotive, Inc.*	228	78,507
Tapestry, Inc.	2,095	70,706
Ulta Beauty, Inc.*(a)	210	51,416
Walgreens Boots Alliance, Inc.	1,263	86,301
Total Retail		1,592,632

Semiconductors — 5.4%
Analog Devices, Inc.	742	63,686
Applied Materials, Inc.	4,431	145,071
Broadcom, Inc.	811	206,221
Intel Corp.	2,722	127,743
Lam Research Corp.	1,395	189,957
Microchip Technology, Inc.(a)	2,143	154,124
Micron Technology, Inc.*	6,120	194,188
Qorvo, Inc.*	2,763	167,797
Skyworks Solutions, Inc.	2,592	173,716
Total Semiconductors		1,422,503

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	1,021	$194,307

Software — 1.4%
Activision Blizzard, Inc.	2,135	99,427
Akamai Technologies, Inc.*	1,611	98,400
Electronic Arts, Inc.*	1,200	94,692
Take-Two Interactive Software, Inc.*	802	82,558
Total Software		375,077

Telecommunications — 0.4%
Juniper Networks, Inc.	3,636	97,845

Transportation — 2.5%
CSX Corp.	1,609	99,967
FedEx Corp.	679	109,543
JB Hunt Transport Services, Inc.	1,470	136,769
Norfolk Southern Corp.	571	85,387
Union Pacific Corp.	652	90,126
United Parcel Service, Inc., Class B	1,409	137,420
Total Transportation		659,212
Total Common Stocks (Cost $27,659,215)		25,355,464

MONEY MARKET FUND — 3.4%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.31%(b) (Cost $883,786)	883,786	883,786

REPURCHASE AGREEMENT — 0.5%(c)
Mizuho Securities USA, Inc., dated 12/31/18, due 01/02/19, 2.95%, total to be received $143,754, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.50%, 02/01/31-02/20/48, totaling $146,213) (Cost $143,730)	143,730	143,730
Total Investments — 100.8% (Cost $28,686,731)		26,382,980
Liabilities in Excess of Other Assets – (0.8%)		(220,761)
Net Assets — 100.0%		$26,162,219

____________

PLC – Public Limited Company

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,507,696; the aggregate market value of the collateral held by the fund is $1,541,704. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,397,974.

(b)     Rate shown reflects the 7-day yield as of December 31, 2018.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.7%
Airlines	2.6
Apparel	0.6
Auto Manufacturers	1.8
Auto Parts & Equipment	1.2
Banks	9.1
Biotechnology	2.7
Building Materials	1.9
Chemicals	1.2
Commercial Services	2.2
Computers	3.8
Distribution/Wholesale	1.1
Diversified Financial Services	8.2
Electric	0.5
Electronics	0.6
Engineering & Construction	0.9
Food	0.7
Forest Products & Paper	0.6
Hand/Machine Tools	0.3
Healthcare – Services	2.7
Home Builders	2.3
Home Furnishings	0.6
Household Products/Wares	0.4
Insurance	8.4
Internet	1.9
Iron/Steel	0.5
Leisure Time	1.7
Lodging	1.2
Machinery – Construction & Mining	0.8
Machinery – Diversified	2.0
Media	2.1
Miscellaneous Manufacturing	0.4
Oil & Gas	8.0
Oil & Gas Services	1.9
Packaging & Containers	0.2
Pharmaceuticals	2.8
Pipelines	0.5
Real Estate	0.3
Retail	6.1
Semiconductors	5.4
Shipbuilding	0.7
Software	1.4
Telecommunications	0.4
Transportation	2.5
Money Market Fund	3.4
Repurchase Agreement	0.5
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%
See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 98.8%

Asset Allocation Fund — 12.2%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	45,930	$2,149,065

Debt Fund — 86.6%
High Yield ETF(a)	60,571	2,038,820
Invesco Financial Preferred ETF(a)	120,697	2,095,300
Invesco Fundamental Investment Grade Corporate Bond ETF(a)	130,000	3,203,850
Invesco Global Short Term High Yield Bond ETF(a)	23,097	524,302
Invesco National AMT-Free Municipal Bond ETF(a)	21,522	537,619
Invesco Senior Loan ETF(a)	62,410	1,359,290
Invesco Variable Rate Preferred ETF(a)	59,543	1,358,771
iShares Floating Rate Bond ETF	31,291	1,575,815
Vanguard Mortgage-Backed Securities ETF	13,943	717,925
Vanguard Short-Term Treasury ETF(a)	8,861	532,723
WisdomTree Emerging Markets Corporate Bond Fund(a)	18,254	1,245,288
Total Debt Fund		15,189,703
Total Exchange Traded Funds
(Cost $18,101,926)		17,338,768

MONEY MARKET FUND — 1.5%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.31%(b) (Cost $263,325)	263,325	263,325

REPURCHASE AGREEMENTS — 15.9%(c)
Daiwa Capital Markets America, dated 12/31/18, due 01/02/19, 3.05%, total to be received $649,328, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.50%, 01/25/19-02/01/49, totaling $660,126)	$649,218	649,218
Deutsche Bank Securities, Inc., dated 12/31/18, due 01/02/19, 2.95%, total to be received $191,668, (collateralized by a single U.S. Government Agency Obligation, 4.13%, 03/13/20, $193,147)	191,637	191,637

Investments	Shares/ Principal	Value
REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $649,326, (collateralized by various U.S. Government Agency Obligations, 2.73%–5.50%, 01/01/34–01/01/49, totaling $660,089)	649,218	$649,218
Nomura Securities International, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $649,326, (collateralized by various U.S. Government Agency Obligations, 0.00%–7.50%, 01/03/19–11/20/68, totaling $659,589)	649,218	649,218
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.02%, total to be received $649,327, (collateralized by various U.S. Government Agency Obligations, 3.00%–7.00%, 10/01/25–10/20/48, totaling $660,126)	$649,218	$649,218
Total Repurchase Agreements (Cost $2,788,509)		2,788,509
Total Investments — 116.2% (Cost $21,153,760)		20,390,602
Liabilities in Excess of Other Assets — (16.2%)		(2,842,163)
Net Assets — 100.0%		$17,548,439

____________

ETF — Exchange Traded Fund

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,699,059; the aggregate market value of the collateral held by the fund is $2,788,509.

(b)     Rate shown reflects the 7-day yield as of December 31, 2018.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of Net Assets
Asset Allocation Fund	12.2%
Debt Fund	86.6
Money Market Fund	1.5
Repurchase Agreements	15.9
Total Investments	116.2
Liabilities in Excess of Other Assets	(16.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.4%

ARGENTINA — 4.2%
Banco Macro SA(a)	2,297	$101,573
Empresa Distribuidora Y Comercializadora Norte*(a)	4,170	112,840
Loma Negra Cia Industrial Argentina SA*(a)(b)	9,660	107,516
Pampa Energia SA*(a)(b)	3,118	99,184
Telecom Argentina SA(a)	1,251	19,465
Total Argentina		440,578

AUSTRALIA — 1.8%
Rio Tinto PLC(a)(b)	3,901	189,120

BELGIUM — 2.1%
Anheuser-Busch InBev SA/NV(a)(b)	3,350	220,464

BRAZIL — 6.8%
Banco Bradesco SA(a)	10,081	99,701
Banco Santander Brasil SA(a)	8,300	92,379
Cia de Saneamento Basico do Estado de Sao Paulo(a)	13,887	112,068
Embraer SA(a)	4,333	95,889
GOL Linhas Aereas Inteligentes SA*(a)	2,699	36,572
Itau Unibanco Holding SA(a)	10,051	91,866
TIM Participacoes SA(a)	6,534	100,232
Vale SA(a)	7,437	98,094
Total Brazil		726,801

CANADA — 3.2%
Canadian Solar, Inc.*	7,814	112,053
Magna International, Inc.	1,562	70,993
Manulife Financial Corp.	3,977	56,433
Mercer International, Inc.	9,909	103,450
Total Canada		342,929

CHILE — 0.9%
Latam Airlines Group SA(a)(b)	8,876	91,423

CHINA — 17.8%
58.com, Inc.*(a)	1,376	74,593
Alibaba Group Holding Ltd.*(a)(b)	3,112	426,562
Autohome, Inc.(a)	919	71,893
Baidu, Inc.*(a)	324	51,386
Baozun, Inc.*(a)(b)	1,867	54,535
Bitauto Holdings Ltd.*(a)(b)	1,332	32,994

Investments	Shares	Value
COMMON STOCKS (continued)

CHINA (continued)
Bright Scholar Education Holdings Ltd.*(a)(b)	6,523	$60,077
Changyou.com Ltd.(a)	3,170	57,948
Cheetah Mobile, Inc.*(a)	2,326	14,212
Daqo New Energy Corp.*(a)	3,385	79,209
Fang Holdings Ltd.*(a)(b)	51,489	73,629
Huaneng Power International, Inc.(a)(b)	2,709	67,752
Huazhu Group Ltd.(a)(b)	1,954	55,943
JD.com, Inc.*(a)	2,815	58,918
JinkoSolar Holding Co., Ltd.*(a)(b)	5,526	54,652
Jumei International Holding Ltd.*(a)(b)	38,630	70,693
LexinFintech Holdings Ltd.*(a)(b)	8,327	60,371
Link Motion, Inc.*(a)(b)	121,590	18,713
Momo, Inc.*(a)	2,491	59,161
New Oriental Education & Technology Group, Inc.*(a)	1,366	74,870
Noah Holdings Ltd.*(a)	1,169	50,641
Vipshop Holdings Ltd.*(a)	13,361	72,951
Weibo Corp.*(a)(b)	1,328	77,595
Yirendai Ltd.(a)(b)	3,986	42,849
YY, Inc.*(a)	1,173	70,216
ZTO Express Cayman, Inc.(a)(b)	3,790	59,996
Total China		1,892,359

COLOMBIA — 0.8%
Bancolombia SA(a)(b)	1,170	44,577
Ecopetrol SA(a)	2,638	41,891
Total Colombia		86,468

GERMANY — 2.0%
Trivago NV*(a)(b)	37,927	213,529

HONG KONG — 4.4%
Melco Resorts Entertainment Ltd.(a)	26,730	470,983

INDIA — 0.9%
HDFC Bank Ltd.(a)	478	49,516
ICICI Bank Ltd.(a)	4,515	46,459
Total India		95,975

IRELAND — 1.7%
Trinity Biotech PLC*(a)(b)	80,164	183,576

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

ISRAEL — 1.4%
Teva Pharmaceutical Industries Ltd.*(a)	9,639	$148,633

LUXEMBOURG — 10.2%
ArcelorMittal(c)	17,416	359,989
Tenaris SA(a)(b)	15,571	331,974
Ternium SA(a)	14,425	390,917
Total Luxembourg		1,082,880

MEXICO — 1.5%
America Movil SAB de CV, Class L(a)	3,139	44,731
Cemex SAB de CV*(a)	8,997	43,366
Coca-Cola Femsa SAB de CV(a)	616	37,477
Grupo Televisa SAB(a)	2,772	34,872
Total Mexico		160,446

NETHERLANDS — 10.2%
ASML Holding N.V. (c)	2,165	336,917
Royal Dutch Shell PLC, Class A(a)	6,489	378,114
Royal Dutch Shell PLC, Class B(a)	6,077	364,256
Total Netherlands		1,079,287

NORWAY — 3.0%
Equinor ASA(a)	14,863	314,650

PERU — 0.4%
Cia de Minas Buenaventura SAA(a)(b)	2,534	41,101

RUSSIA — 0.5%
Mobile TeleSystems PJSC(a)	4,542	31,794
QIWI PLC*(a)	1,221	17,265
Total Russia		49,059

SOUTH AFRICA — 0.9%
AngloGold Ashanti Ltd.(a)	2,583	32,417
Gold Fields Ltd.(a)	9,222	32,461
MiX Telematics Ltd.(a)	1,830	28,640
Total South Africa		93,518

SOUTH KOREA — 1.9%
POSCO(a)	3,699	203,223

SPAIN — 2.7%
Grifols SA(a)	15,637	287,095

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

SWEDEN — 3.1%
Telefonaktiebolaget LM Ericsson(a)	37,393	$331,676

SWITZERLAND — 2.8%
STMicroelectronics NV(c)	21,142	293,451

TAIWAN — 4.9%
ASE Technology Holding Co. Ltd.*(a)	6,316	23,685
Silicon Motion Technology Corp.(a)	13,561	467,854
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	868	32,038
Total Taiwan		523,577

UNITED KINGDOM — 4.7%
AstraZeneca PLC(a)(b)	5,995	227,690
BP PLC(a)	7,107	269,498
Total United Kingdom		497,188

UNITED STATES — 3.6%
Carnival PLC(a)	4,495	219,041
IMAX Corp.*	2,819	53,026
Resolute Forest Products, Inc.(b)	8,509	67,476
Tucows, Inc., Class A*(b)	726	43,604
Total United States		383,147
Total Common Stocks
(Cost $12,448,861)		10,443,136

MONEY MARKET FUND — 2.1%
BlackRock Liquidity Funds FedFund Portfolio, 2.31%(d) (Cost $218,252)	218,252	218,252

REPURCHASE AGREEMENTS — 11.5%(e)
Daiwa Capital Markets America, dated 12/31/18, due 01/02/19, 3.05%, total to be received $284,950, (collateralized by various U.S. Government Agency Obligations, 2.00%–6.50%, 01/25/19–02/01/49, totaling $289,689)	$284,902	284,902
Deutsche Bank Securities, Inc., dated 12/31/18, due 01/02/19, 2.95%, total to be received $84,220, (collateralized by a single U.S. Government Agency Obligation, 4.13%, 03/13/20, $84,869)	84,206	84,206

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $284,949, (collateralized by various U.S. Government Agency Obligations, 2.73%–5.50%, 01/01/34–01/01/49, totaling $289,672)	284,902	$284,902
Nomura Securities International, Inc., dated 12/31/18, due 01/02/19, 3.00%, total to be received $284,949, (collateralized by various U.S. Government Agency Obligations, 0.00%–7.50%, 01/03/19–11/20/68, totaling $289,453)	284,902	284,902
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.02%, total to be received $284,950, (collateralized by various U.S. Government Agency Obligations, 3.00%–7.00%, 10/01/25–10/20/48, totaling $289,689)	284,902	284,902
Total Repurchase Agreements (Cost $1,223,814)		1,223,814

Total Investments — 112.0%
(Cost $13,890,927)		11,885,202

Liabilities in Excess of Other Assets – (12.0%)		(1,275,284)
Net Assets — 100.0%		$10,609,918

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,305,840; the aggregate market value of the collateral held by the fund is $2,371,145. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,147,331.

(c)     Registered Shares.

(d)    Rate shown reflects the 7-day yield as of December 31, 2018.

(e)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.9%
Airlines	1.2
Auto Parts & Equipment	0.7
Banks	5.0
Beverages	2.4
Building Materials	1.4
Chemicals	0.7
Commercial Services	1.4
Diversified Financial Services	1.4
Electric	2.6
Energy – Alternate Sources	1.6
Entertainment	0.5
Forest Products & Paper	1.6
Healthcare – Products	1.7
Insurance	0.5
Internet	13.1
Iron/Steel	9.9
Leisure Time	2.1
Lodging	5.0
Media	0.3
Metal Fabricate/Hardware	3.1
Mining	2.8
Oil & Gas	12.9
Pharmaceuticals	6.3
Semiconductors	10.9
Software	1.7
Telecommunications	5.0
Transportation	0.6
Water	1.1
Money Market Fund	2.1
Repurchase Agreements	11.5
Total Investments	112.0
Liabilities in Excess of Other Assets	(12.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.2%

Commercial Services — 4.6%
Square, Inc., Class A*(a)	19,000	$1,065,710

Computers — 3.9%
CyberArk Software Ltd. (Israel)*	12,411	920,152

Home Furnishings — 4.3%
Roku, Inc., Class A*	33,000	1,011,120

Internet — 41.8%
Alibaba Group Holding Ltd. (China)*(b)	7,400	1,014,318
Amazon.com, Inc.*	2,000	3,003,940
AudioEye, Inc.*	125,000	1,068,750
JD.com, Inc. (China)*(b)	45,000	941,850
Okta, Inc.*	15,600	995,280
Tencent Holdings Ltd. (China)(b)	25,000	986,750
Twilio, Inc., Class A*	11,200	1,000,160
Vipshop Holdings Ltd. (China)*(b)	141,889	774,714
Total Internet		9,785,762

Semiconductors — 7.3%
Advanced Micro Devices, Inc.*	65,000	1,199,900
Microchip Technology, Inc.(a)	6,998	503,296
Total Semiconductors		1,703,196

Software — 28.8%
Adobe, Inc.*	2,232	504,968
Atlassian Corp. PLC, Class A*	11,000	978,780
Citrix Systems, Inc.	12,941	1,325,935
Microsoft Corp.	9,676	982,791
MongoDB, Inc.*	11,500	963,010
VMware, Inc., Class A	7,500	1,028,475
Workday, Inc., Class A*	6,000	958,080
Total Software		6,742,039

Telecommunications — 8.5%
Cisco Systems, Inc.	9,353	405,265
Intelsat SA*	49,177	1,051,896
Juniper Networks, Inc.	19,980	537,662
Total Telecommunications		1,994,823
Total Common Stocks
(Cost $23,028,369)		23,222,802

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 6.6%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 2.38%(c) (Cost $1,535,740)	1,535,740	$1,535,740

REPURCHASE AGREEMENT — 0.0%**(d)

RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.03%, total to be received $2,376, (collateralized by various U.S. Government Agency Obligations, 2.21%-6.50%, 02/01/20-11/01/48, totaling $2,417)

(Cost $2,376)	$2,376	2,376
Total Investments — 105.8%
(Cost $24,566,485)		24,760,918
Liabilities in Excess of Other Assets – (5.8%)		(1,346,845)
Net Assets — 100.0%		$23,414,073

____________

PLC – Public Limited Company

*        Non-income producing security.

**       Less than 0.05%.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,531,607; the aggregate market value of the collateral held by the fund is $1,571,263. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,568,887.

(b)     American Depositary Receipt.

(c)     Rate shown reflects the 7-day yield as of December 31, 2018.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	4.6%
Computers	3.9
Home Furnishings	4.3
Internet	41.8
Semiconductors	7.3
Software	28.8
Telecommunications	8.5
Money Market Fund	6.6
Repurchase Agreement	0.0 **
Total Investments	105.8
Liabilities in Excess of Other Assets	(5.8)
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES — 28.6%
ACC Trust, Class A, Series 2018-1, 3.70%, 12/21/20‡	$241,386	$241,528
American Credit Acceptance Receivables Trust, Class C, Series 2017-2, 2.86%, 06/12/23‡	645,000	643,308
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	415,000	417,153
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	380,000	382,880
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	720,000	718,672
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-2, 2.21%, 05/10/21	290,000	289,149
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	713,765
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35‡	432,586	426,489
Ascentium Equipment Receivables Trust, Class B, Series 2017-1A, 2.85%, 10/10/21‡	645,000	635,775
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	324,399	322,253
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2017-1A, 3.07%, 09/20/23‡	380,000	377,174
AXIS Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	370,000	373,120
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	404,719	399,808
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	94,714	93,277
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	450,512	444,353
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	26,034	26,025

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	$823,311	$822,047
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	333,010	328,709
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	637,467
Conn’s Receivables Funding LLC, Class B, Series 2018-A, 4.65%, 01/15/23‡	365,000	365,101
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	366,152	365,001
CPS Auto Receivables Trust, Class B, Series 2017-C, 2.30%, 07/15/21‡	805,000	801,378
CPS Auto Trust, Class D, Series 2018-C, 4.40%, 06/17/24‡	390,000	395,700
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	615,000	610,696
Diamond Resorts Owner Trust, Class A, Series 2017-1A, 3.27%, 10/22/29‡	348,709	346,791
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	93,950	93,497
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	139,804	139,849
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	511,235	510,968
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	805,000	803,466
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	84,847	84,569
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	86,114	86,159
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	181,548	181,541
DT Auto Owner Trust, Class C, Series 2018-3A, 3.79%, 07/15/24‡	280,000	281,312
Exeter Automobile Receivables Trust, Class B, Series 2017-1A, 3.00%, 12/15/21‡	455,000	454,671

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class B, Series 2017-2A, 2.82%, 05/16/22‡	$785,000	$781,701
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	270,000	268,218
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	241,914	242,383
Exeter Automobile Receivables Trust, Class C, Series 2018-1A, 3.03%, 01/17/23‡	465,000	462,243
Exeter Automobile Receivables Trust, Class C, Series 2018-2A, 3.69%, 03/15/23‡	445,000	446,763
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	644,934
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	59,336	59,302
Flagship Credit Auto Trust, Class B, Series 2016-2, 3.84%, 09/15/22‡	185,000	185,696
Flagship Credit Auto Trust, Class D, Series 2014-2, 5.21%, 02/15/21‡	645,000	648,895
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	400,272	397,659
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	233,788	233,279
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22‡	650,000	645,513
Foursight Capital Automobile Receivables Trust, Class C, Series 2018-1, 3.68%, 08/15/23‡	445,000	446,425
GLS Auto Receivables Trust, Class B, Series 2017-1A, 2.98%, 12/15/21‡	770,000	767,459
GLS Auto Receivables Trust, Class C, Series 2018-3A, 4.18%, 07/15/24‡	505,000	509,189
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	149,858	149,003
Hertz Vehicle Financing II LP, Class A, Series 2015-1A, 2.73%, 03/25/21‡	910,000	902,573
Hertz Vehicle Financing II LP, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	199,548
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	$241,594	$240,532
Hilton Grand Vacations Trust, Class A, Series 2018-AA, 3.54%, 02/25/32‡	395,368	396,954
Hyundai Auto Lease Securitization Trust, Class A2A, Series 2018-A, 2.55%, 08/17/20‡	459,930	458,840
Lendmark Funding Trust, Class A, Series 2018-2A, 4.23%, 04/20/27‡	390,000	397,266
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	276,690	275,104
MVW Owner Trust, Class A, Series 2016-1A, 2.25%, 12/20/33‡	308,024	300,572
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	184,482	181,582
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	23,326	23,336
Oportun Funding IX LLC, Class A, Series 2018-B, 3.91%, 07/08/24‡	390,000	390,484
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	191,280	187,873
Prestige Auto Receivables Trust, Class C, Series 2017-1A, 2.81%, 01/17/23‡	810,000	800,864
Prosper Marketplace Issuance Trust, Class A, Series 2018-1A, 3.11%, 06/17/24‡	197,111	196,783
Prosper Marketplace Issuance Trust, Class B, Series 2018-2A, 3.96%, 10/15/24‡	325,000	326,220
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	650,000	646,494
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31@‡*	28,993	28,958
Skopos Auto Receivables Trust, Class A, Series 2018-1A, 3.19%, 09/15/21‡	251,720	251,536
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	179,210	178,241

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	$68,611	$68,593
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	373,635	372,921
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	367,756	367,674
Sofi Consumer Loan Program Trust, Class A1, Series 2018-3, 3.20%, 08/25/27‡	488,528	487,601
Sofi Professional Loan Program LLC, Class A2A, Series 2017-C, 1.75%, 07/25/40‡	255,973	253,949
SoFi Professional Loan Program LLC, Class A1FX, Series 2017-B, 1.83%, 05/25/40‡	154,619	153,849
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29‡	786,262	781,820
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	287,688	286,919
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	311,631
Tidewater Auto Receivables Trust, Class B, Series 2018-AA, 3.45%, 11/15/24‡	525,000	526,276
Tricolor Auto Securitization Trust, Class B, Series 2018-2A, 4.76%, 02/15/22‡	320,000	325,925
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	503,051	499,464
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	235,720	232,646
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	517,613	518,513
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	216,743	216,391
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	443,801	443,792
Westlake Automobile Receivables Trust, Class B, Series 2016-3A, 2.07%, 12/15/21‡	102,523	102,466
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	440,480	440,248
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	$380,000	$380,401
Total Asset Backed Securities
(Cost $33,932,406)		33,857,152

MORTGAGE BACKED SECURITIES — 26.6%

Commercial Mortgage Backed Securities — 3.0%
Access Point Funding I LLC, Class A, Series 2017-A, 3.06%, 04/15/29‡	490,165	487,609
Aventura Mall Trust, Class C, Series 2013-AVM, 3.74%, 12/05/32@‡*	250,000	254,183
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 2.79%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	172,832	166,627
BX Trust, Class B, Series 2018-GW, 3.48%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	683,076
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34‡	445,000	447,733
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	460,000	479,313
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34@‡*	200,000	198,320
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	251,956	250,814
Sutherland Commercial Mortgage Loans, Class A, Series 2018-SBC7, 4.72%, 05/25/39@‡*	354,998	356,134
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	145,683	143,909
VSD LLC, 3.60%, 12/25/43	62,502	62,449
Total Commercial Mortgage Backed Securities		3,530,167

Residential Mortgage Backed Securities — 23.6%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	258,593	255,987
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	93,905	97,713

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-2, 3.67%, 07/27/48@‡*	$139,525	$139,431
Angel Oak Mortgage Trust LLC, Class A1, Series 2017-3, 2.71%, 11/25/47@‡*	390,256	388,092
Arroyo Mortgage Trust, Class A1, Series 2018-1, 3.76%, 04/25/48@‡*	616,944	617,247
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 01/25/35	62,625	64,339
Banc of America Funding Trust, Class 5A1, Series 2004-A, 4.75%, 07/20/34@*	156,189	156,124
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	142,298	140,699
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	138,305	140,534
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	190,153	188,957
Bayview Opportunity Master Fund IVa Trust, Class A1, Series 2017-RT1, 3.00%, 03/28/57@‡*	691,756	679,531
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	382,078	379,647
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 4.44%, 06/25/34@*	254,945	258,503
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 4.11%, 04/25/34@*	256,151	256,905
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 4.71%, 11/25/34@*	408,389	413,623
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 4.68%, 01/25/35@*	389,188	406,700
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 4.53%, 01/25/35@*	543,375	546,382
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	208,780	211,010
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust, Class A1, Series 2018-RP3, 3.25%, 03/25/61@‡*	$352,416	$351,922
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	368,536	377,102
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2013-A, 3.00%, 05/25/42@‡*	790,532	781,560
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	208,234	210,156
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	418,228	418,159
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	183,596	182,523
Colony Starwood Homes Trust, Class C, Series 2016-2A, 4.61%, (1-Month USD LIBOR + 2.15%), 12/17/33@‡	492,900	494,426
COLT Mortgage Loan Trust, Class A1, Series 2018-1, 2.93%, 02/25/48@‡*	380,527	377,190
COLT Mortgage Loan Trust, Class A1, Series 2018-2, 3.47%, 07/27/48@‡*	259,171	258,703
Corevest American Finance Trust, Class A, Series 2018-1, 3.80%, 06/15/51‡	307,051	308,656
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	207,990	209,254
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.00%, 04/25/43@‡*	377,580	375,923
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.75%, 04/25/44@‡*	460,257	455,531
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 4.28%, 09/25/34@*	64,678	65,285

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19	$32,968	$33,135
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 4.43%, 01/25/34@*	136,488	140,064
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	116,686	115,149
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	126,739	125,803
Ellington Financial Mortgage Trust, Class A1FX, Series 2018-1, 4.14%, 10/25/58@‡*	188,996	189,295
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	597,706	594,707
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	179,375	182,470
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 4.32%, 06/25/34@*	177,908	179,830
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	48,817	49,075
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	210,327	216,911
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 3.83%, 06/25/34@*	212,500	209,468
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	388,539	389,107
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	304,231	304,837
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.39%, 06/25/29@‡*	534,812	534,562
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 4.48%, 08/25/34@*	134,807	136,061
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 4.05%, 04/25/35@*	$381,889	$379,424
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 3.29%, 12/25/44@‡*	296,204	295,152
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 3.16%, 05/25/45@‡*	508,708	507,915
JPMorgan Mortgage Trust, Class 2A2, Series 2017-3, 2.50%, 08/25/47@‡*	684,767	662,850
JPMorgan Mortgage Trust, Class A1, Series 2017-5, 3.18%, 10/26/48@‡*	413,646	412,659
JPMorgan Mortgage Trust, Class A3, Series 2017-4, 3.50%, 11/25/48@‡*	204,249	201,147
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	225,976	234,680
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	154,922	159,228
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	14,561	14,538
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	145,356	147,592
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 4.09%, 08/25/34@*	479,302	478,839
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	455,296	447,295
Mill City Mortgage Loan Trust, Class A1, Series 2017-1, 2.75%, 11/25/58@‡*	370,526	365,513
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	122,127	125,083
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	143,976	144,708
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡*	827,958	830,469
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	585,640	586,777

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	$383,882	$384,306
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 4.23%, (1-Month USD LIBOR + 1.73%), 03/25/35@	779,220	787,113
Oak Hill Advisors Residential Loan Trust, Class A1, Series 2017-NPL2, 3.00%, 07/25/57‡	278,380	273,332
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL3, 3.25%, 06/29/32‡	322,664	320,657
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2018-NPL3, 4.13%, 08/25/33‡	222,871	222,645
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34‡	665,000	651,850
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@*	14,613	14,649
RCO Mortgage LLC, Class A1, Series 2017-1, 3.38%, 08/25/22‡	83,800	83,517
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 3.41%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	497,706	495,526
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 4.52%, 02/25/34@*	230,469	229,687
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 4.37%, 04/25/34@*	66,737	66,805
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.37%, 04/25/34@*	355,412	359,391
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.42%, 12/25/33@*	145,094	145,863
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.22%, 02/25/34	420,455	427,813
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 4.65%, 11/25/33@*	$189,990	$189,669
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	260,000	260,099
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	249,855
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	359,184	352,417
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	410,482	400,620
Towd Point Mortgage Trust, Class A1, Series 2017-1, 2.75%, 10/25/56@‡*	233,514	229,353
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	265,000	256,320
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	106,794	106,098
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	89,845	90,184
VOLT LXXI LLC, Class A1A, Series 2018-NPL7, 3.97%, 09/25/48‡	186,505	185,961
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 4.22%, 06/25/33@*	124,431	125,740
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 3.95%, 08/25/33@*	76,714	76,149
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 4.47%, 06/25/33@*	15,710	15,904
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 4.62%, 10/25/33@*	101,358	102,619
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 4.59%, 10/25/33@*	97,036	98,260

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 4.58%, 02/25/34@*	$188,180	$195,150
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 4.48%, 07/25/34@*	167,251	170,621
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 4.49%, 07/25/34@*	62,225	64,134
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.57%, 10/25/34@*	241,022	242,737
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 4.97%, 12/25/34@*	54,477	55,569
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-AR10, 4.51%, 06/25/35@*	344,123	355,023
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	56,686	58,270
Total Residential Mortgage Backed Securities		27,946,063
Total Mortgage Backed Securities
(Cost $31,701,888)		31,476,230

CORPORATE BONDS — 23.9%

Communication Services — 2.9%
AT&T, Inc., 3.50%, (3-Month USD LIBOR + 0.89%), 02/15/23@	525,000	515,924
AT&T, Inc., 3.96%, (3-Month USD LIBOR + 1.18%), 06/12/24@	695,000	674,635
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24	235,000	234,907
Comcast Corp., 3.24%, (3-Month USD LIBOR + 0.44%), 10/01/21@	90,000	89,181
Comcast Corp., 3.04%, (3-Month USD LIBOR + 0.63%), 04/15/24@	21,000	20,533
Crown Castle International Corp., 4.88%, 04/15/22	355,000	365,565
Investments	Principal	Value
CORPORATE BONDS (continued)

Communication Services (continued)
Motorola Solutions, Inc., 3.75%, 05/15/22	$51,173	$50,819
Motorola Solutions, Inc., 3.50%, 03/01/23	260,000	251,559
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	445,000	437,769
Verizon Communications, Inc., 3.72%, (3-Month USD LIBOR + 1.10%), 05/15/25@	782,000	758,886
Total Communication Services		3,399,778

Consumer Discretionary — 2.2%
Aptiv Corp., 4.15%, 03/15/24	510,000	511,074
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	490,000	481,299
DR Horton, Inc., 4.75%, 02/15/23	410,000	415,670
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	349,281
Lennar Corp., 5.25%, 06/01/26	390,000	369,037
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	495,000	443,644
Total Consumer Discretionary		2,570,005

Consumer Staples — 1.5%
Campbell Soup Co., 3.65%, 03/15/23	450,000	439,415
Conagra Brands, Inc., 4.30%, 05/01/24	515,000	512,495
CVS Health Corp., 3.49%, (3-Month USD LIBOR + 0.72%), 03/09/21@	130,000	128,992
CVS Health Corp., 3.70%, 03/09/23	382,000	378,274
Kraft Heinz Foods Co., 3.50%, 07/15/22	281,000	277,151
Total Consumer Staples		1,736,327

Energy — 0.8%
Kinder Morgan, Inc., 3.15%, 01/15/23	350,000	340,426
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	576,728
Total Energy		917,154

Financials — 11.3%
Ares Capital Corp., 3.50%, 02/10/23	545,000	518,499

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Aviation Capital Group LLC, 3.88%, 05/01/23‡	$306,000	$300,092
Bank of America Corp., 3.49%, (3-Month USD LIBOR + 1.00%), 04/24/23@	535,000	529,551
Bank of America Corp., 3.35%, (3-Month USD LIBOR + 0.77%), 02/05/26@	243,000	229,943
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	555,000	541,819
Citigroup, Inc., 3.45%, (3-Month USD LIBOR + 0.96%), 04/25/22@	670,000	661,491
Citigroup, Inc., 4.05%, (3-Month USD LIBOR + 1.25%), 07/01/26@	850,000	830,858
Fs KKR Capital Corp., 4.25%, 01/15/20	202,000	202,256
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	159,204
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	515,000	498,981
Goldman Sachs Group, Inc. (The), 4.31%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	267,750
Goldman Sachs Group, Inc. (The), 3.79%, (3-Month USD LIBOR + 1.17%), 05/15/26@	595,000	571,608
Goldman Sachs Group, Inc. (The), 4.26%, (3-Month USD LIBOR + 1.75%), 10/28/27@	650,000	625,101
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22(a)	350,000	346,500
iStar, Inc., 6.00%, 04/01/22	235,000	227,950
JPMorgan Chase & Co., 3.39%, (3-Month USD LIBOR + 0.90%), 04/25/23@	400,000	394,326
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%)#@	805,000	796,950
Lincoln National Corp., 4.51%, (3-Month USD LIBOR + 2.04%), 04/20/67@	100,000	78,200
Morgan Stanley, 3.89%, (3-Month USD LIBOR + 1.40%), 10/24/23@	1,950,000	1,941,780
Navient Corp., 6.50%, 06/15/22	385,000	359,494
Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Santander Holdings USA, Inc., 4.45%, 12/03/21	$321,000	$326,777
Santander Holdings USA, Inc., 3.70%, 03/28/22	473,000	464,882
SBA Tower Trust, 3.16%, 10/08/20‡	570,000	564,859
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	766,669
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	770,638
Wells Fargo Bank NA, 3.55%, 08/14/23	445,000	443,399
Total Financials		13,419,577

Health Care — 2.2%
Allergan Funding SCS, 3.00%, 03/12/20	85,000	84,713
Allergan Funding SCS, 3.45%, 03/15/22	85,000	83,706
Anthem, Inc., 2.95%, 12/01/22	347,000	338,717
Becton Dickinson and Co., 3.68%, (3-Month USD LIBOR + 0.88%), 12/29/20@	183,000	181,213
Becton Dickinson and Co., 2.89%, 06/06/22	622,000	602,905
Cardinal Health, Inc., 2.62%, 06/15/22	640,000	617,037
Cigna Corp., 3.44%, (3-Month USD LIBOR + 0.65%), 09/17/21@‡	350,000	345,189
Cigna Corp., 3.33%, (3-Month USD LIBOR + 0.89%), 07/15/23@‡	224,000	220,724
Elanco Animal Health, Inc., 3.91%, 08/27/21‡	44,000	44,301
Elanco Animal Health, Inc., 4.27%, 08/28/23‡	112,000	112,022
Total Health Care		2,630,527

Industrials — 1.5%
Cnh Industrial Capital LLC, 4.20%, 01/15/24	435,000	430,279
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	72,356	73,297
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	370,000	283,512
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.13%, 08/01/23‡	385,000	384,717

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)
TransDigm, Inc., 6.50%, 07/15/24	$270,000	$263,588
UAL Pass-Through Trust, Series 071A, 6.64%, 07/02/22	317,795	330,889
Total Industrials		1,766,282

Materials — 0.5%
DowDuPont, Inc., 3.77%, 11/15/20	87,000	87,873
DowDuPont, Inc., 3.42%, (3-Month USD LIBOR + 0.71%), 11/15/20@(a)	145,000	144,962
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.94%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡	380,000	379,525
Total Materials		612,360

Real Estate — 0.4%
Hospitality Properties Trust, 4.65%, 03/15/24	515,000	514,058

Utilities — 0.6%
American Electric Power Co., Inc., Series I, 3.65%, 12/01/21	161,000	162,321
PSEG Power LLC, 3.85%, 06/01/23	510,000	510,929
Total Utilities		673,250
Total Corporate Bonds
(Cost $29,040,361)		28,239,318

TERM LOANS — 10.1%

Aerospace — 0.5%
TransDigm, Inc., 5.02%, (1-Month USD LIBOR + 2.50%), 08/22/24@	167,459	158,518
TransDigm, Inc., 5.02%, (1-Month USD LIBOR + 2.50%), 05/30/25@	74,438	70,448
United AirLines, Inc., 4.27%, (1-Month USD LIBOR + 1.75%), 04/01/24@	332,931	320,446
Total Aerospace		549,412

Chemicals — 0.3%
Ineos US Finance LLC, 4.52%, (1-Month USD LIBOR + 2.00%), 04/01/24@	361,350	342,945

Investments	Principal	Value
TERM LOANS (continued)

Consumer Non-Durables — 0.0%**
Herbalife Nutrition Ltd., 5.77%, (1-Month USD LIBOR + 3.25%), 08/18/25@	$64,838	$63,263

Energy — 0.6%
Medallion Midland Acquisition, LLC, 5.77%, (1-Month USD LIBOR + 3.25%), 10/30/24@	346,948	328,299
Ultra Resources, Inc., 6.47%, (3-Month USD LIBOR + 4.00%), 04/12/24@	365,000	327,588
Total Energy		655,887

Financials — 0.2%
Delos Finance S.a.r.l., 4.55%, (3-Month USD LIBOR + 1.75%), 10/06/23@	289,000	281,920

Food and Drug — 0.4%
Albertson’s LLC, 5.52%, (1-Month USD LIBOR + 3.00%), 11/17/25@	476,848	453,602

Food/Tobacco — 0.6%
Aramark Servies, Inc., 4.27%, (1-Month USD LIBOR + 1.75%), 03/28/24@	275,167	267,171
Hostess Brands, LLC, 4.77%, (3-Month USD LIBOR + 2.25%), 08/03/22@	462,785	442,973
Total Food/Tobacco		710,144

Gaming/Leisure — 1.9%
Eldorado Resorts, Inc., 4.50%, (2-Month USD LIBOR + 2.00%), 04/17/24@	594,085	570,321
GVC Holdings PLC, 5.02%, (1-Month USD LIBOR + 2.50%), 03/29/24@	337,450	329,716
MGM Growth Properties Operating Partnership LP, 4.52%, (1-Month USD LIBOR + 2.00%), 03/21/25@	609,758	586,023
Playa Resorts Holding B.V., 5.27%, (1-Month USD LIBOR + 2.75%), 04/29/24@	197,327	184,994
Scientific Games International, Inc., 5.27%, (2-Month USD LIBOR + 2.75%), 08/14/24@	4,963	4,674

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Gaming/Leisure (continued)
Seminole Tribe of Florida, 4.27%, (1-Month USD LIBOR + 1.75%), 07/08/24@	$275,605	$270,781
StationCasinos LLC, 5.03%, (1-Month USD LIBOR + 2.50%), 06/08/23@	368,706	355,143
Total Gaming/Leisure		2,301,652

Health Care — 0.9%
CHS/Community Health Systems, Inc., 5.96%, (3-Month USD LIBOR + 3.25%), 01/27/21@	274,159	264,369
IQVIA Holdings, Inc., 4.27%, (1-Month USD LIBOR + 1.75%), 06/11/25@	228,850	221,842
Syneos Health, Inc. (fka INC Research Holdings, Inc.), 4.52%, (1-Month USD LIBOR + 2.00%), 08/01/24@	156,441	151,585
Valeant Pharmaceuticals International, Inc., 5.38%, (1-Month USD LIBOR + 3.00%), 06/02/25@	494,696	473,879
Total Health Care		1,111,675

Housing — 0.6%
Capital Automotive LP, 5.03%, (1-Month USD LIBOR + 2.50%), 03/25/24@	505,060	486,372
Quikrete Holdings, Inc., 5.27%, (1-Month USD LIBOR + 2.75%), 11/15/23@	300,192	286,873
Total Housing		773,245

Information Technology — 0.3%
Rackspace Hosting, Inc., 5.58%, (3-Month USD LIBOR + 3.00%), 11/03/23@	341,800	303,262
SS&C Technologies Holdings, Inc., 4.77%, (1-Month USD LIBOR + 2.25%), 04/16/25@	54,862	51,947
Total Information Technology		355,209

Media/Telecom – Cable/Wireless Video — 1.3%
Charter Communications Operating, LLC (aka CCO Safari LLC), 4.53%, (1-Month USD LIBOR + 2.00%), 04/30/25@	259,836	249,931
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 4.71%, (1-Month USD LIBOR + 2.25%), 07/17/25@	388,068	369,441
Investments	Principal	Value
TERM LOANS (continued)

Media/Telecom – Cable/Wireless Video (continued)
Telenet Financing, 4.71%, (1-Month USD LIBOR + 2.25%), 08/15/26@	$415,000	$396,136
Virgin Media Bristol LLC, 4.96%, (1-Month USD LIBOR + 2.50%), 01/15/26@	495,000	470,129
Total Media/Telecom – Cable/Wireless Video		1,485,637

Media/Telecom – Diversified Media — 0.4%
McGraw-Hill Global Education Holdings LLC, 6.52%, (1-Month USD LIBOR + 4.00%), 05/04/22@	327,353	296,919
Meredith Corp., 5.27%, (1-Month USD LIBOR + 2.75%), 01/31/25@	188,076	183,192
Total Media/Telecom – Diversified Media		480,111

Media/Telecom – Telecommunications — 0.7%
CenturyLink, Inc., 5.27%, (1-Month USD LIBOR + 2.75%), 01/31/25@	276,777	259,202
Frontier Communications Corp., 6.28%, (1-Month USD LIBOR + 3.75%), 06/15/24@	296,985	276,383
Level 3 Financing, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 02/22/24@	255,000	242,993
Total Media/Telecom – Telecommunications		778,578

Service — 0.6%
First Data Corp., 4.50%, (1-Month USD LIBOR + 2.00%), 07/08/22@	276,728	266,566
First Data Corp., 4.50%, (1-Month USD LIBOR + 2.00%), 04/26/24@	487,489	466,893
Total Service		733,459

Utilities — 0.8%
Calpine Corp., 5.31%, (3-Month USD LIBOR + 2.50%), 01/15/24@	433,285	412,806
Vistra Operations Co. LLC, 4.46%, (1-Month USD LIBOR + 2.00%), 12/31/25@	318,400	307,211

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Utilities (continued)
Vistra Operations Company LLC (fka Tex Operations Company LLC), 4.52%, (1-Month USD LIBOR + 2.00%), 08/04/23@	$225,000	$217,468
Total Utilities		937,485
Total Term Loans
(Cost $12,582,213)		12,014,224

FOREIGN BONDS — 4.9%

Consumer Staples – 0.6%
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22	805,000	760,982

Financials — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 05/15/21	405,000	406,395
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	147,471
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	427,303	432,110
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	785,000	760,365
Total Financials		1,746,341

Health Care — 0.7%
Bayer US Finance II LLC (Germany), 3.45%, (3-Month USD LIBOR + 0.63%), 06/25/21@‡	310,000	305,979
Takeda Pharmaceutical Co. Ltd. (Japan), 4.00%, 11/26/21‡	500,000	507,155
Total Health Care		813,134

Industrials — 0.4%
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	502,737	522,404

Information Technology — 0.2%
Tencent Holdings Ltd. (China), 2.99%, 01/19/23‡	200,000	194,478

Materials — 1.5%
ArcelorMittal (Luxembourg), 6.13%, 06/01/25	365,000	380,888
Investments	Shares/ Principal	Value
FOREIGN BONDS (continued)

Materials (continued)
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	$640,000	$628,998
James Hardie International Finance Dac (Ireland), 4.75%, 01/15/25‡	345,000	315,244
NOVA Chemicals Corp. (Canada), 4.88%, 06/01/24‡	60,000	54,375
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	450,000	406,687
Total Materials		1,786,192
Total Foreign Bonds (Cost $6,023,247)		5,823,531

MONEY MARKET FUND — 5.2%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 2.28%(b) (Cost $6,137,047)	6,137,047	6,137,047

REPURCHASE AGREEMENTS — 0.4%(c)
Citigroup Global Markets, Inc., dated 12/31/18, due 01/02/19, 3.02%, total to be received $230,654, (collateralized by various U.S. Government Agency Obligations, 2.50%-8.00%, 01/25/19-07/15/60, totaling $234,268)	230,615	230,615
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.02%, total to be received $250,042, (collateralized by various U.S. Government Agency Obligations, 3.00%-7.00%, 10/01/25-10/20/48, totaling $254,201)	$250,000	250,000
Total Repurchase Agreements (Cost $480,615)		480,615
Total Investments — 99.7% (Cost $119,897,777)		118,028,117
Other Assets in Excess of Liabilities – 0.3%		393,222
Net Assets – 100.0%		$118,421,339

____________

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

#       Perpetual security with no stated maturity date.

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2018.

*        Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

**       Less than 0.05%.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $467,766; the aggregate market value of the collateral held by the fund is $480,615.

(b)     Rate shown reflects the 7-day yield as of December 31, 2018.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of Net Assets
Aerospace	0.5%
Asset Backed Securities	28.6
Chemicals	0.3
Commercial Mortgage Backed Securities	3.0
Communication Services	2.9
Consumer Discretionary	2.2
Consumer Non-Durables	0.0	**

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Consumer Staples	2.1%
Energy	1.4
Financials	13.0
Food and Drug	0.4
Food/Tobacco	0.6
Gaming/Leisure	1.9
Health Care	3.8
Housing	0.6
Industrials	1.9
Information Technology	0.5
Materials	2.0
Media/Telecom – Cable/Wireless Video	1.3
Media/Telecom – Diversified Media	0.4
Media/Telecom – Telecommunications	0.7
Real Estate	0.4
Residential Mortgage Backed Securities	23.6
Service	0.6
Utilities	1.4
Money Market	5.2
Repurchase Agreements	0.4
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS — 84.3%

Aerospace/Defense — 2.2%
Accudyne Industries Borrower SCA, 5.52%, (1-Month USD LIBOR + 3.00%), 08/19/24 (Luxembourg)@	$222,083	$211,312
TransDigm, Inc., 5.02%, (1-Month USD LIBOR + 2.50%), 06/09/23@	429,172	406,104
Total Aerospace/Defense		617,416

Auto Manufacturers — 0.8%
Navistar, Inc., 5.89%, (1-Month USD LIBOR + 3.50%), 11/06/24@	248,125	240,061

Auto Parts & Equipment — 0.8%
Cooper-Standard Automotive, Inc., 4.52%, (1-Month USD LIBOR + 2.00%), 11/02/23@	223,250	212,645

Building Materials — 1.7%
Quikrete Holdings, Inc., 5.27%, (1-Month USD LIBOR + 2.75%), 11/15/23@	491,593	469,781

Chemicals — 3.2%
MacDermid, Inc., 5.52%, (1-Month USD LIBOR + 3.00%), 06/07/23@	189,056	187,992
Solenis International LP, 6.71%, (3-Month USD LIBOR + 4.00%), 12/26/23@	248,750	241,288
Starfruit US Holdco LLC, 5.60%, (1-Month USD LIBOR + 3.25%), 10/01/25 (Netherlands)@	500,000	480,000
Total Chemicals		909,280

Coal — 0.9%
Arch Coal, Inc., 5.27%, (1-Month USD LIBOR + 2.75%), 03/07/24@	246,241	240,085

Commercial Services — 3.3%
Allied Universal Holdco LLC, 6.27%, (1-Month USD LIBOR + 3.75%), 07/28/22@	246,203	234,262
Allied Universal Holdco LLC, 6.77%, (1-Month USD LIBOR + 4.25%), 07/28/22@	250,000	239,375

Investments	Principal	Value
TERM LOANS (continued)

Commercial Services (continued)
Camelot Finance LP, 5.77%, (1-Month USD LIBOR + 3.25%), 10/03/23@	$236,342	$226,297
Garda World Security Corp., 6.24%, (3-Month USD LIBOR + 3.50%), 05/24/24 (Canada)@	246,241	235,364
Garda World Security Corp., 8.00%, (Prime + 2.50%), 05/24/24 (Canada)@	627	599
Total Commercial Services		935,897

Computers — 1.9%
McAfee LLC, 6.27%, (1-Month USD LIBOR + 3.75%), 09/30/24@	244,116	238,318
Western Digital Corp., 4.26%, (1-Month USD LIBOR + 1.75%), 05/01/23@	324,906	310,828
Total Computers		549,146

Distribution/Wholesale — 4.6%
Nexeo Solutions LLC, 5.78%, (3-Month USD LIBOR + 3.25%), 06/09/23@	166,412	163,777
Nexeo Solutions LLC, 5.96%, (3-Month USD LIBOR + 3.25%), 06/09/23@	164,122	161,523
Nexeo Solutions LLC, 6.05%, (3-Month USD LIBOR + 3.25%), 06/09/23@	157,062	154,575
Spin Holdco, Inc., 5.69%, (3-Month USD LIBOR + 3.25%), 11/14/22@	482,022	461,295
Univar USA, Inc., 4.77%, (1-Month USD LIBOR + 2.25%), 07/01/24@	375,082	359,798
Total Distribution/ Wholesale		1,300,968

Electric — 2.5%
Talen Energy Supply LLC, 6.52%, (1-Month USD LIBOR + 4.00%), 04/15/24@	246,594	243,974
Vistra Operations Co. LLC, 4.77%, (1-Month USD LIBOR + 2.25%), 12/14/23@	490,000	472,444
Total Electric		716,418

Engineering & Construction — 1.7%
Brand Industrial Services, Inc., 06/21/24(a)	498,734	474,905

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Entertainment — 2.9%
Cineworld Finance US, Inc., 5.02%, (1-Month USD LIBOR + 2.50%),02/28/25@	$372,188	$353,268
Scientific Games International, Inc., 08/14/24(a)	498,744	469,709
Total Entertainment		822,977

Food — 2.8%
Albertson’s LLC, 5.69%, (3-Month USD LIBOR + 3.00%), 06/22/23@	342,995	326,703
U.S. Foods, Inc., 4.52%, (1-Month USD LIBOR + 2.00%), 06/27/23@	481,313	462,862
Total Food		789,565

Hand/Machine Tools — 1.6%
Apex Tool Group LLC, 6.27%, (1-Month USD LIBOR + 3.75%), 02/01/22@	466,196	450,579

Healthcare – Products — 0.8%
Avantor, Inc., 6.57%, (3-Month USD LIBOR + 3.75%), 11/21/24@	235,376	228,756

Healthcare – Services — 3.1%
Air Medical Group Holdings, Inc., 5.68%, (1-Month USD LIBOR + 3.25%), 04/28/22@	246,237	230,923
CHS/Community Health Systems, Inc., 5.96%, (3-Month USD LIBOR + 3.25%), 01/27/21@	165,170	159,272
HCA, Inc., 4.52%, (1-Month USD LIBOR + 2.00%), 03/13/25@	497,494	489,054
Total Healthcare – Services		879,249

Household Products/Wares — 1.1%
Prestige Brands, Inc., 4.52%, (1-Month USD LIBOR + 2.00%), 01/26/24@	313,234	302,775

Insurance — 2.2%
HUB International, Ltd., 5.24%, (3-Month USD LIBOR + 2.75%), 04/25/25@	248,750	235,575
USI, Inc., 5.80%, (3-Month USD LIBOR + 3.00%), 05/16/24@	395,000	373,769
Total Insurance		609,344
Investments	Principal	Value
TERM LOANS (continued)

Internet — 1.7%
Uber Technologies, Inc., 5.96%, (1-Month USD LIBOR + 3.50%), 07/13/23@	$488,750	$470,119

Leisure Time — 2.5%
BRP US, Inc., 4.52%, (1-Month USD LIBOR + 2.00%), 05/23/25 (Canada)@	245,636	238,471
ClubCorp Holdings, Inc., 5.55%, (3-Month USD LIBOR + 2.75%), 09/18/24@	489,634	463,110
Total Leisure Time		701,581

Lodging — 3.1%
Caesars Resort Collection LLC, 5.27%, (1-Month USD LIBOR + 2.75%), 12/23/24@	495,000	476,967
Hilton Worldwide Finance LLC, 4.26%, (1-Month USD LIBOR + 1.75%), 10/25/23@	161,991	156,784
Playa Resorts Holding BV, 5.27%, (1-Month USD LIBOR + 2.75%), 04/29/24@	246,254	230,863
Total Lodging		864,614

Machinery – Diversified — 2.3%
RBS Global, Inc., 4.52%, (1-Month USD LIBOR + 2.00%), 08/21/24@	207,725	202,044
Titan Acquisition Ltd., 03/28/25 (Canada)(a)	498,743	458,844
Total Machinery — Diversified		660,888

Media — 1.7%
CSC Holdings LLC, 07/17/25(a)	500,000	476,000

Metal Fabricate/Hardware — 0.8%
Crosby U.S. Acquisition Corp., 5.50%, (1-Month USD LIBOR + 3.00%), 11/23/20@	246,114	222,733

Miscellaneous Manufacturing — 1.0%
Gates Global LLC, 5.27%, (1-Month USD LIBOR + 2.75%), 04/01/24@	295,451	281,463

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Packaging & Containers — 4.7%
Kloeckner Pentaplast of America, Inc., 6.77%, (1-Month USD LIBOR + 4.25%), 06/30/22 (Luxembourg)@	$247,494	$202,945
Plastipak Holdings, Inc., 5.03%, (1-Month USD LIBOR + 2.50%), 10/14/24@	246,875	237,247
Proampac PG Borrower LLC, 5.98%, (1-Month USD LIBOR + 3.50%), 11/20/23@	178,165	170,927
Proampac PG Borrower LLC, 6.02%, (3-Month USD LIBOR + 3.50%), 11/20/23@	80,174	76,917
Proampac PG Borrower LLC, 6.08%, (3-Month USD LIBOR + 3.50%), 11/20/23@	88,726	85,122
Proampac PG Borrower LLC, 6.09%, (3-Month USD LIBOR + 3.50%), 11/20/23@	33,766	32,394
Proampac PG Borrower LLC, 6.14%, (3-Month USD LIBOR + 3.50%), 11/20/23@	109,168	104,733
Reynolds Group Holdings, Inc., 5.27%, (1-Month USD LIBOR + 2.75%), 02/06/23@	440,239	420,899
Total Packaging & Containers		1,331,184

Pharmaceuticals — 0.8%
Valeant Pharmaceuticals International, Inc., 5.38%, (1-Month USD LIBOR + 3.00%), 06/02/25@	221,365	212,050

Retail — 12.5%
1011778 BC ULC, 4.77%, (1-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	367,215	350,537
Bass Pro Group LLC, 7.52%, (1-Month USD LIBOR + 5.00%), 09/25/24@	248,116	238,439
CEC Entertainment, Inc., 5.77%, (1-Month USD LIBOR + 3.25%), 02/15/21@	479,849	445,460
Investments	Principal	Value
TERM LOANS (continued)

Retail (continued)
GYP Holdings III Corp., 5.27%, (1-Month USD LIBOR + 2.75%), 06/02/25@	$481,443	$455,366
Michaels Stores, Inc., 4.97%, (1-Month USD LIBOR + 2.50%), 01/30/23@	116,545	111,738
Michaels Stores, Inc., 5.01%, (1-Month USD LIBOR + 2.50%), 01/30/23@	20,094	19,265
Michaels Stores, Inc., 5.02%, (1-Month USD LIBOR + 2.50%), 01/30/23@	308,443	295,719
Neiman Marcus Group Ltd. LLC, 5.60%, (1-Month USD LIBOR + 3.25%), 10/25/20@	481,061	408,151
Petco Animal Supplies, Inc., 5.78%, (3-Month USD LIBOR + 3.25%), 01/26/23@	488,694	361,362
PetSmart, Inc., 5.38%, (1-Month USD LIBOR + 3.00%), 03/11/22@	482,500	382,898
Smart & Final Stores LLC, 6.02%, (1-Month USD LIBOR + 3.50%), 11/15/22@	250,000	232,345
SRS Distribution, Inc., 5.77%, (1-Month USD LIBOR + 3.25%), 05/23/25@	249,375	233,361
Total Retail		3,534,641

Semiconductors — 0.6%
ON Semiconductor Corp., 4.27%, (1-Month USD LIBOR + 1.75%), 03/31/23@	178,350	171,550
Software — 5.7%
CCC Information Services, Inc., 5.52%, (1-Month USD LIBOR + 3.00%), 04/29/24@	246,867	235,141
First Data Corp., 4.50%, (1-Month USD LIBOR + 2.00%), 04/26/24@	500,000	478,875
Infor US, Inc., 5.27%, (1-Month USD LIBOR + 2.75%), 02/01/22@	424,009	407,740
Kronos, Inc., 11/01/23(a)	498,744	475,572
Total Software		1,597,328

Telecommunications — 7.2%
Avaya, Inc., 6.71%, (1-Month USD LIBOR + 4.25%), 12/15/24@	230,769	223,413

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Telecommunications (continued)
Avaya, Inc., 6.69%, (2-Month USD LIBOR + 4.25%), 12/15/24@	$140,481	$136,003
Frontier Communications Corp., 6.28%, (1-Month USD LIBOR + 3.75%), 06/17/24@	246,250	229,168
Intelsat Jackson Holdings SA, 6.26%, (1-Month USD LIBOR + 3.75%), 11/30/23@	500,000	486,295
Level 3 Parent LLC, 4.75%, (1-Month USD LIBOR + 2.25%), 02/22/24@	500,000	476,457
Telesat LLC, 11/17/23 (Canada)(a)	498,744	474,056
Total Telecommunications		2,025,392

Trucking & Leasing — 1.6%
Avolon TLB Borrower 1 US LLC, 4.47%, (1-Month USD LIBOR + 2.00%), 01/15/25 (Ireland)@	461,472	444,697
Total Term Loans
(Cost $24,944,871)		23,744,087

CORPORATE BONDS — 12.3%

Advertising — 0.4%
Outfront Media Capital LLC/ Outfront Media Capital Corp., 5.88%, 03/15/25	125,000	123,125

Auto Manufacturers — 0.4%
Tesla, Inc., 5.30%, 08/15/25‡(b)	125,000	109,063

Commercial Services — 1.5%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	250,000	201,250
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23‡	202,000	208,817
Total Commercial Services		410,067

Diversified Financial Services — 0.9%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20‡	250,000	250,313

Investments	Principal	Value
CORPORATE BONDS (continued)

Food — 0.4%
JBS USA LUX SA/JBS USA Finance, Inc., 7.25%, 06/01/21‡	$125,000	$126,250

Home Builders — 1.3%
Lennar Corp., 4.50%, 06/15/19	250,000	250,000
Taylor Morrison Communities, Inc., 6.63%, 05/15/22	125,000	125,312
Total Home Builders		375,312

Lodging — 0.9%
MGM Resorts International, 6.75%, 10/01/20	250,000	257,500

Media — 0.9%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	253,750

Mining — 0.4%
Constellium NV, 5.75%, 05/15/24‡	125,000	115,625

Oil & Gas — 0.4%
Range Resources Corp., 5.88%, 07/01/22	125,000	116,250

Packaging & Containers — 0.4%
BWAY Holding Co., 7.25%, 04/15/25‡	125,000	112,656

Real Estate — 0.9%
Howard Hughes Corp. (The), 5.38%, 03/15/25‡	250,000	236,250

Retail — 1.3%
Golden Nugget, Inc., 6.75%, 10/15/24‡	250,000	236,250
Men’s Wearhouse, Inc. (The), 7.00%, 07/01/22(b)	125,000	126,250
Total Retail		362,500

Telecommunications — 1.8%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	245,958
T-Mobile USA, Inc., 6.38%, 03/01/25	250,000	253,125
Total Telecommunications		499,083

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
CORPORATE BONDS (continued)

Toys/Games/Hobbies — 0.4%
Mattel, Inc., 2.35%, 08/15/21	$125,000	$111,250
Total Corporate Bonds (Cost $3,600,804)		3,458,994

FOREIGN BONDS — 2.4%

Packaging & Containers — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(Ireland)‡	200,000	200,250
Pharmaceuticals — 0.8%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21(Israel)	250,000	229,942

Trucking & Leasing — 0.9%
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)‡	250,000	242,813
Total Foreign Bonds (Cost $689,648)		673,005

EXCHANGE TRADED FUND — 0.1%

Closed-End Funds — 0.1%
Eagle Point Credit Co., Inc.(b) (Cost $35,053)	1,905	27,071

MONEY MARKET FUND — 10.9%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 2.28%(c) (Cost $3,075,317)	3,075,317	3,075,317

REPURCHASE AGREEMENT — 0.9%(d)
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.02%, total to be received $249,831, (collateralized by various U.S. Government Agency Obligations, 3.00%–7.00%, 10/01/25–10/20/48, totaling $253,986) (Cost $249,789)	249,789	249,789
Total Investments — 110.9% (Cost $32,595,482)		31,228,263
Liabilities in Excess of Other Assets — (10.9%)		(3,061,774)
Net Assets — 100.0%		$28,166,489

____________

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2018.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     The loan will settle after December 31, 2018 at which time the interest rate will be determined.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $243,041; the aggregate market value of the collateral held by the fund is $249,789.

(c)     Rate shown reflects the 7-day yield as of December 31, 2018.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.4%
Aerospace/Defense	2.2
Auto Manufacturers	1.2
Auto Parts & Equipment	0.8
Building Materials	1.7
Chemicals	3.2
Closed-End Funds	0.1
Coal	0.9
Commercial Services	4.8
Computers	1.9
Distribution/Wholesale	4.6
Diversified Financial Services	0.9
Electric	2.5
Engineering & Construction	1.7
Entertainment	2.9
Food	3.2
Hand/Machine Tools	1.6
Healthcare – Products	0.8
Healthcare – Services	3.1
Home Builders	1.3
Household Products/Wares	1.1
Insurance	2.2
Internet	1.7
Leisure Time	2.5
Lodging	4.0
Machinery – Diversified	2.3
Media	2.6
Metal Fabricate/Hardware	0.8

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

(continued)

% of Net Assets
Mining	0.4%
Miscellaneous Manufacturing	1.0
Oil & Gas	0.4
Packaging & Containers	5.8
Pharmaceuticals	1.6
Real Estate	0.9
Retail	13.8
Semiconductors	0.6
Software	5.7
Telecommunications	9.0
Toys/Games/Hobbies	0.4
Trucking & Leasing	2.5
Money Market Fund	10.9
Repurchase Agreement	0.9
Total Investments	110.9
Liabilities in Excess of Other Assets	(10.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 38.8%

Debt Fund — 38.8%
AdvisorShares Sage Core Reserves ETF† (Cost $54,688,500)	550,000	$54,510,500

MONEY MARKET FUNDS — 5.6%
Fidelity Institutional Money Market Government Portfolio – Class III, 2.00%(a)	7,362,349	7,362,349
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 2.33%(a)	500,000	500,000
Total Money Market Funds (Cost $7,862,349)		7,862,349
Total Investments Before Securities Sold, Not Yet Purchased (Cost $62,550,849)		62,372,849

Securities Sold, Not Yet Purchased — (92.6)%(b)

COMMON STOCKS — (92.6)%

Aerospace/Defense — (1.5)%
Aerojet Rocketdyne Holdings, Inc.*	(60,000)	(2,113,800)

Apparel — (6.3)%
Carter’s, Inc.	(42,500)	(3,468,850)
Deckers Outdoor Corp.*	(42,146)	(5,392,581)
Total Apparel		(8,861,431)

Auto Parts & Equipment — (5.6)%
American Axle & Manufacturing Holdings, Inc.*	(125,000)	(1,387,500)
Delphi Technologies PLC	(85,000)	(1,217,200)
Goodyear Tire & Rubber Co. (The)	(112,000)	(2,285,920)
WABCO Holdings, Inc.*	(27,500)	(2,951,850)
Total Auto Parts & Equipment		(7,842,470)

Banks — (1.7)%
Green Bancorp, Inc.	(70,000)	(1,199,800)
TCF Financial Corp.	(61,000)	(1,188,890)
Total Banks		(2,388,690)

Chemicals — (1.9)%
AdvanSix, Inc.*	(55,000)	(1,338,700)
Olin Corp.	(66,000)	(1,327,260)
Total Chemicals		(2,665,960)

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services — (0.8)%
Deluxe Corp.	(31,000)	$(1,191,640)

Computers — (4.0)%
NetScout Systems, Inc.*	(186,739)	(4,412,643)
TTEC Holdings, Inc.	(40,000)	(1,142,800)
Total Computers		(5,555,443)

Distribution/Wholesale — (1.9)%
Dorman Products, Inc.*	(30,000)	(2,700,600)

Diversified Financial Services — (7.4)%
Alliance Data Systems Corp.	(13,000)	(1,951,040)
Credit Acceptance Corp.*	(12,696)	(4,846,825)
Ellie Mae, Inc.*	(39,783)	(2,499,566)
Jefferies Financial Group, Inc.	(63,000)	(1,093,680)
Total Diversified Financial Services		(10,391,111)

Electrical Components & Equipment — (1.9)%
Belden, Inc.	(65,000)	(2,715,050)

Electronics — (3.7)%
Advanced Energy Industries, Inc.*	(30,000)	(1,287,900)
Benchmark Electronics, Inc.	(62,000)	(1,313,160)
Coherent, Inc.*	(11,000)	(1,162,810)
Jabil, Inc.	(60,000)	(1,487,400)
Total Electronics		(5,251,270)

Engineering & Construction — (4.0)%
MasTec, Inc.*	(140,000)	(5,678,400)

Food — (3.5)%
McCormick & Co., Inc.	(35,000)	(4,873,400)

Hand/Machine Tools — (2.9)%
Snap-on, Inc.	(28,000)	(4,068,120)

Home Builders — (3.4)%
Installed Building Products, Inc.*	(48,090)	(1,620,152)
M.D.C. Holdings, Inc.	(60,000)	(1,686,600)
Meritage Homes Corp.*	(40,000)	(1,468,800)
Total Home Builders		(4,775,552)

Home Furnishings — (1.1)%
Whirlpool Corp.	(15,000)	(1,603,050)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Household Products/Wares — (1.0)%
Central Garden & Pet Co.*	(40,000)	$(1,378,000)

Internet — (7.8)%
Alibaba Group Holding Ltd. (China)*(c)	(31,916)	(4,374,726)
Shopify, Inc., Class A (Canada)*	(10,000)	(1,384,500)
Spotify Technology SA*	(10,000)	(1,135,000)
Wayfair, Inc., Class A*	(45,000)	(4,053,600)
Total Internet		(10,947,826)

Iron/Steel — (1.3)%
United States Steel Corp.	(97,827)	(1,784,364)

Lodging — (1.0)%
Hilton Grand Vacations, Inc.*	(55,000)	(1,451,450)

Machinery – Construction & Mining — (3.5)%
Caterpillar, Inc.	(7,000)	(889,490)
Oshkosh Corp.	(45,000)	(2,758,950)
Terex Corp.	(45,000)	(1,240,650)
Total Machinery – Construction & Mining		(4,889,090)

Machinery – Diversified — (3.3)%
Dover Corp.	(64,688)	(4,589,614)

Metal Fabricate/Hardware — (0.9)%
Worthington Industries, Inc.	(35,000)	(1,219,400)

Miscellaneous Manufacturing — (1.6)%
3M Co.	(11,507)	(2,192,544)

Oil & Gas Services — (0.6)%
U.S. Silica Holdings, Inc.	(80,000)	(814,400)

Real Estate — (0.9)%
RE/MAX Holdings, Inc., Class A	(40,000)	(1,230,000)

Retail — (4.0)%
AutoNation, Inc.*	(74,000)	(2,641,800)
Gap, Inc. (The)	(115,000)	(2,962,400)
Total Retail		(5,604,200)
Semiconductors — (4.2)%
Applied Materials, Inc.	(53,500)	(1,751,590)
Axcelis Technologies, Inc.*	(80,000)	(1,424,000)
Rudolph Technologies, Inc.*	(70,000)	(1,432,900)
Teradyne, Inc.	(40,000)	(1,255,200)
Total Semiconductors		(5,863,690)
Investments	Shares	Value
COMMON STOCKS (continued)

Software — (9.7)%
MSCI, Inc.	(38,000)	$(5,602,340)
Progress Software Corp.	(37,000)	(1,313,130)
PTC, Inc.*	(81,229)	(6,733,884)
Total Software		(13,649,354)

Textiles — (1.2)%
Mohawk Industries, Inc.*	(15,000)	(1,754,400)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(141,196,000)]		(130,044,319)
Total Investments — (48.2)% (Cost $(78,645,151))		(67,671,470)
Other Assets in Excess of Liabilities – 148.2%		208,176,229
Net Assets – 100.0%		$140,504,759

____________

ETF — Exchange Traded Fund

PLC — Public Limited Company

†       Affiliated Company.

*        Non-income producing security.

(a)     Rate shown reflects the 7-day yield as of December 31, 2018.

(b)     As of December 31, 2018 cash in the amount of $131,537,066 has been segregated as collateral from the broker for securities sold short.

(c)     American Depositary Receipt.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(1.5)%
Apparel	(6.3)
Auto Parts & Equipment	(5.6)
Banks	(1.7)
Chemicals	(1.9)
Commercial Services	(0.8)
Computers	(4.0)
Debt Fund	38.8
Distribution/Wholesale	(1.9)
Diversified Financial Services	(7.4)
Electrical Components & Equipment	(1.9)
Electronics	(3.7)
Engineering & Construction	(4.0)
Food	(3.5)
Hand/Machine Tools	(2.9)
Home Builders	(3.4)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

(continued)

% of Net Assets
Home Furnishings	(1.1)%
Household Products/Wares	(1.0)
Internet	(7.8)
Iron/Steel	(1.3)
Lodging	(1.0)
Machinery — Construction & Mining	(3.5)
Machinery — Diversified	(3.3)
Metal Fabricate/Hardware	(0.9)
Miscellaneous Manufacturing	(1.6)
Oil & Gas Services	(0.6)
Real Estate	(0.9)
Retail	(4.0)
Semiconductors	(4.2)
Software	(9.7)
Textiles	(1.2)
Money Market Funds	5.6
Total Investments	(48.2)
Other Assets in Excess of Liabilities	148.2
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2018 were as follows:

Affiliated Fund Name	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at 12/31/2018	Dividend Income
AdvisorShares Sage Core Reserves ETF	$44,635,500	$9,945,000	$—	$—	$(70,000)	$54,510,500	$563,580

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 52.8%

Aerospace/Defense — 0.9%
Spirit AeroSystems, Inc., 3.59%, (3-Month USD LIBOR + 0.80%), 06/15/21@	$639,000	$634,178

Auto Manufacturers — 0.8%
General Motors Co., 3.39%, (3-Month USD LIBOR + 0.80%), 08/07/20@	517,000	511,904

Banks — 14.6%
Bank of America Corp., Series L, 2.60%, 01/15/19	415,000	414,921
Bank of America Corp., Series L, 2.65%, 04/01/19	103,000	102,896
Bank of America Corp., Series L, 2.25%, 04/21/20	975,000	964,763
Bank of New York Mellon Corp. (The), Series G, 2.15%, 02/24/20	940,000	931,920
BB&T Corp., Series MTN, 2.25%, 02/01/19	630,000	629,621
Branch Banking & Trust Co., 2.89%, (3-Month USD LIBOR + 0.45%), 01/15/20@	475,000	474,804
Branch Banking & Trust Co., Series BKNT, 2.96%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	398,805
Citigroup, Inc., 2.05%, 06/07/19	260,000	258,931
Citigroup, Inc., 2.40%, 02/18/20	315,000	312,225
Citigroup, Inc., 3.84%, (3-Month USD LIBOR + 1.07%), 12/08/21@	770,000	769,632
Goldman Sachs Group, Inc. (The), Series GMTN, 5.38%, 03/15/20	600,000	613,523
Goldman Sachs Group, Inc. (The), Series FRN, 4.46%, (3-Month USD LIBOR + 1.77%), 02/25/21@	1,065,000	1,081,791
JPMorgan Chase & Co., 2.35%, 01/28/19	590,000	589,715
JPMorgan Chase & Co., 4.22%, (3-Month USD LIBOR + 1.48%), 03/01/21@	630,000	638,266
Manufacturers & Traders Trust Co., Series BKNT, 2.76%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	517,013

Investments	Principal	Value
CORPORATE BONDS (continued)

Banks (continued)
Wells Fargo & Co., 2.13%, 04/22/19	$1,100,000	$1,096,802
Total Banks		9,795,628

Beverages — 1.0%
Constellation Brands, Inc., 2.00%, 11/07/19	650,000	642,128

Biotechnology — 1.0%
Amgen, Inc., 2.93%, (3-Month USD LIBOR + 0.32%), 05/10/19@	705,000	704,863

Building Materials — 1.0%
Vulcan Materials Co., 3.39%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	427,383
Vulcan Materials Co., 3.39%, (3-Month USD LIBOR + 0.65%), 03/01/21@	245,000	243,237
Total Building Materials		670,620

Chemicals — 0.6%
Eastman Chemical Co., 2.70%, 01/15/20	129,000	128,082
Monsanto Co., 2.13%, 07/15/19	264,000	261,257
Total Chemicals		389,339

Commercial Services — 1.6%
Equifax, Inc., 3.49%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	563,725
Moody’s Corp., 2.75%, 07/15/19	521,000	521,148
Total Commercial Services		1,084,873

Computers — 1.7%
Dell International LLC/EMC Corp., 3.48%, 06/01/19‡	525,000	523,501
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	634,000	635,902
Total Computers		1,159,403

Diversified Financial Services — 5.8%
American Express Credit Corp., Series GMTN, 2.25%, 08/15/19	420,000	418,130

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Diversified Financial Services (continued)
American Express Credit Corp., Series F, 3.83%, (3-Month USD LIBOR + 1.05%), 09/14/20@	$540,000	$543,747
Capital One Financial Corp., 2.45%, 04/24/19	276,000	275,577
Capital One Financial Corp., 2.50%, 05/12/20	435,000	429,513
Cboe Global Markets, Inc., 1.95%, 06/28/19	845,000	840,655
Charles Schwab Corp. (The), 2.97%, (3-Month USD LIBOR + 0.32%), 05/21/21@	300,000	298,849
International Lease Finance Corp., 5.88%, 04/01/19	300,000	301,242
International Lease Finance Corp., 6.25%, 05/15/19	225,000	227,011
Jefferies Group LLC, 8.50%, 07/15/19	520,000	533,671
Total Diversified Financial Services		3,868,395

Electric — 0.3%
Dominion Energy, Inc., Series A, 1.88%, 01/15/19	180,000	179,881

Food — 4.7%
General Mills, Inc., 2.20%, 10/21/19	673,000	668,014
Kraft Heinz Foods Co., 3.02%, (3-Month USD LIBOR + 0.42%), 08/09/19@	525,000	523,699
Kroger Co. (The), Series GMTN, 1.50%, 09/30/19	1,359,000	1,340,400
Tyson Foods, Inc., 3.29%, (3-Month USD LIBOR + 0.55%), 06/02/20@	590,000	586,897
Total Food		3,119,010

Healthcare – Products — 1.2%
Becton Dickinson and Co., 3.68%, (3-Month USD LIBOR + 0.88%), 12/29/20@(a)	390,000	386,191
Zimmer Biomet Holdings, Inc., 3.55%, (3-Month USD LIBOR + 0.75%), 03/19/21@	390,000	386,470
Total Healthcare – Products		772,661

Investments	Principal	Value
CORPORATE BONDS (continued)

Healthcare – Services — 1.3%
Anthem, Inc., 2.25%, 08/15/19	$629,000	$625,723
Humana, Inc., 2.63%, 10/01/19	260,000	258,734
Total Healthcare – Services		884,457

Home Furnishings — 0.8%
Whirlpool Corp., 2.40%, 03/01/19	524,000	523,301

Housewares — 0.9%
Newell Brands, Inc., 2.60%, 03/29/19	610,000	609,020

Internet — 0.8%
eBay, Inc., 2.20%, 08/01/19	522,000	518,608

Media — 1.2%
NBCUniversal Media LLC, 5.15%, 04/30/20	308,000	316,260
Warner Media LLC, 2.10%, 06/01/19	525,000	522,044
Total Media		838,304

Oil & Gas — 0.3%
Phillips 66, 3.29%, (3-Month USD LIBOR + 0.60%), 02/26/21@	200,000	197,825

Pharmaceuticals — 2.9%
Allergan Funding SCS, 4.03%, (3-Month USD LIBOR + 1.26%), 03/12/20@	855,000	857,746
Allergan Funding SCS, 3.00%, 03/12/20	323,000	321,909
Express Scripts Holding Co., 2.25%, 06/15/19	745,000	741,911
Total Pharmaceuticals		1,921,566

Pipelines — 1.4%
EnLink Midstream Partners LP, 2.70%, 04/01/19	390,000	387,586
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19‡	537,000	544,720
Total Pipelines		932,306

Reits — 3.9%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	675,000	669,894

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Reits (continued)
ERP Operating LP, 2.38%, 07/01/19	$740,000	$737,767
VEREIT Operating Partnership LP, 3.00%, 02/06/19	645,000	644,626
Welltower, Inc., 4.13%, 04/01/19	586,000	586,171
Total REITS		2,638,458

Retail — 1.5%
Dollar Tree, Inc., 3.15%, (3-Month USD LIBOR + 0.70%), 04/17/20@	270,000	268,329
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	744,000	739,912
Total Retail		1,008,241

Semiconductors — 1.0%
Xilinx, Inc., 2.13%, 03/15/19	670,000	668,524

Telecommunications — 1.2%
AT&T, Inc., 3.73%, (3-Month USD LIBOR + 0.93%), 06/30/20@	636,000	635,560
AT&T, Inc., 3.39%, (3-Month USD LIBOR + 0.95%), 07/15/21@	165,000	164,515
Total Telecommunications		800,075

Trucking & Leasing — 0.4%
Aviation Capital Group LLC, 3.19%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	267,994
Total Corporate Bonds
(Cost $35,440,260)		35,341,562

ASSET BACKED SECURITIES — 27.8%

Diversified Financial Services — 27.8%
Ally Master Owner Trust, Class A2, Series 2015-2, 1.83%, 01/15/21	1,345,000	1,344,292
American Express Credit Account Master Trust, Class A, Series 2017-4, 1.64%, 12/15/21	625,000	622,111
Cabela’s Credit Card Master Note Trust, Class A1, Series 2016-1, 1.78%, 06/15/22	350,000	348,002
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Cabela’s Credit Card Master Note Trust, Class A2, Series 2015-1A, 3.00%, (1-Month USD LIBOR + 0.54%), 03/15/23@	$285,000	$286,105
Capital One Multi-Asset Execution Trust, Class A3, Series 2016-A3, 1.34%, 04/15/22	1,305,000	1,295,072
CarMax Auto Owner Trust, Class A3, Series 2015-4, 1.56%, 11/16/20	296,354	295,277
CarMax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	351,801	349,129
CarMax Auto Owner Trust, Class C, Series 2015-1, 2.46%, 12/15/20	525,000	524,016
Chase Issuance Trust, Class A, Series 2016-A2, 1.37%, 06/15/21	1,485,000	1,473,968
Citibank Credit Card Issuance Trust, Class A2, Series 2017-A2, 1.74%, 01/19/21	640,000	639,594
Citibank Credit Card Issuance Trust, Class A6, Series 2014-A6, 2.15%, 07/15/21	645,000	642,399
Discover Card Execution Note Trust, Class A1, Series 2016-A1, 1.64%, 07/15/21	300,000	299,780
Discover Card Execution Note Trust, Class A2, Series 2016-A2, 3.00%, (1-Month USD LIBOR + 0.54%), 09/15/21@	190,000	190,136
Discover Card Execution Note Trust, Class A4, Series 2014-A4, 2.12%, 12/15/21	845,000	841,914
Ford Credit Auto Owner Trust, Class A2B, Series 2017-C, 2.58%, (1-Month USD LIBOR + 0.12%), 09/15/20@	195,105	195,376
Ford Credit Auto Owner Trust, Class A3, Series 2016-A, 1.39%, 07/15/20	66,006	65,828
Ford Credit Auto Owner Trust, Class B, Series 2014-C, 1.97%, 04/15/20	369,502	369,262
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2016-1, 1.76%, 02/15/21	1,246,000	1,243,680

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
GE Capital Credit Card Master Note Trust, Class A, Series 2012-2, 2.22%, 01/15/22	$645,000	$644,763
GM Financial Consumer Automobile, Class A2A, Series 2017-1A, 1.51%, 03/16/20‡	33,114	33,092
Honda Auto Receivables Owner Trust, Class A2, Series 2017-3, 1.57%, 01/21/20	56,112	55,983
Honda Auto Receivables Owner Trust, Class A3, Series 2016-1, 1.22%, 12/18/19	66,168	66,017
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	968,065	959,444
Hyundai Auto Receivables Trust, Class A2A, Series 2017-B, 1.57%, 08/17/20	120,592	120,225
Hyundai Auto Receivables Trust, Class A3, Series 2016-A, 1.56%, 09/15/20	514,565	512,655
Nissan Auto Receivables Owner Trust, Class A3, Series 2015-B, 1.34%, 03/16/20	59,159	59,084
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-A, 1.34%, 10/15/20	225,225	224,054
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	777,183	769,971
Nissan Master Owner Trust Receivables, Class A1, Series 2016-A, 3.10%, (1-Month USD LIBOR + 0.64%), 06/15/21@	520,000	520,496
SCF Equipment Leasing LLC, Class A1, Series 2018-1A, 2.81%, 04/20/21‡	73,825	73,795
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	154,119	153,707
Toyota Auto Receivables Owner Trust, Class A2B, Series 2017-C, 2.54%, (1-Month USD LIBOR + 0.08%), 07/15/20@	66,122	66,118
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Toyota Auto Receivables Owner Trust, Class A3, Series 2016-D, 1.23%, 10/15/20	$1,016,397	$1,009,442
Verizon Owner Trust, Class A, Series 2016-1A, 1.42%, 01/20/21‡	813,263	810,298
World Financial Network Credit Card Master Trust, Class A, Series 2012-D, 2.15%, 04/17/23	650,000	647,289
World Omni Auto Receivables Trust, Class A3, Series 2016-A, 1.77%, 09/15/21	525,809	522,103
World Omni Auto Receivables Trust, Class B, Series 2015-A, 2.04%, 01/18/22	315,000	314,252
Total Asset Backed Securities
(Cost $18,624,091)		18,588,729

U.S. TREASURY NOTES — 11.0%
U.S. Treasury Note, 1.63%, 03/31/19(a)	1,680,000	1,676,749
U.S. Treasury Note, 0.88%, 04/15/19	3,260,000	3,245,766
U.S. Treasury Note, 0.88%, 09/15/19	2,440,000	2,409,978
Total U.S. Treasury Notes (Cost $7,332,911)		7,332,493

FOREIGN BONDS — 4.6%

Banks — 3.1%
Barclays Bank PLC, Series GMTN, 3.14%, (3-Month USD LIBOR + 0.55%), 08/07/19 (United Kingdom)@	420,000	419,931
Credit Suisse AG, 5.40%, 01/14/20 (Switzerland)	250,000	253,930
HSBC Holdings PLC, 3.24%, (3-Month USD LIBOR + 0.60%), 05/18/21 (United Kingdom)@	260,000	256,229
Sumitomo Mitsui Financial Group, Inc., 4.45%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	627,036
Toronto-Dominion Bank (The), 2.64%, (3-Month USD LIBOR + 0.15%), 10/24/19 (Canada)@	510,000	508,632
Total Banks		2,065,758

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Diversified Financial Services — 0.8%
Nomura Holdings, Inc., Series GMTN, 2.75%, 03/19/19 (Japan)	$549,000	$548,558

Pharmaceuticals — 0.4%
Bayer US Finance II LLC, 3.45%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	256,627

Retail — 0.3%
Alimentation Couche-Tard, Inc., 3.28%, (3-Month USD LIBOR + 0.50%), 12/13/19 (Canada)@‡	200,000	199,496
Total Foreign Bonds (Cost $3,080,217)		3,070,439

MORTGAGE BACKED SECURITIES — 2.5%

Commercial Mortgage Backed Securities — 2.5%
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 3.06%, (1-Month USD LIBOR + 0.55%), 01/25/30@	219,113	218,839
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2018-C05, 3.23%, (1-Month USD LIBOR + 0.72%), 01/25/31@	269,000	268,464
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	78,629	78,145
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-DNA1, 2.96%, (1-Month USD LIBOR + 0.45%), 07/25/30@	464,651	462,532
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-HQA1, 3.21%, (1-Month USD LIBOR + 0.70%), 09/25/30@	626,196	624,943
Total Mortgage Backed Securities (Cost $1,658,861)		1,652,923

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

U.S. TREASURY BILL — 0.1%
U.S. Treasury Bill, 2.48%, 05/09/19(b)
(Cost $99,137)	$100,000	$99,142

MONEY MARKET FUND — 0.7%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 2.28%(c) (Cost $449,548)	449,548	449,548

REPURCHASE AGREEMENT — 0.1%(d)
Deutsche Bank Securities, Inc., dated 12/31/18, due 01/02/19, 2.95%, total to be received $82,490, (collateralized by a single U.S. Government Agency Obligation, 4.13%, 03/13/20, $83,126)
(Cost $82,476)	82,476	82,476
Total Investments — 99.6% (Cost $66,767,501)		66,617,312
Other Assets in Excess of Liabilities – 0.4%		268,730
Net Assets – 100.0%		$66,886,042

____________

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2018.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,762,735; the aggregate market value of the collateral held by the fund is $1,800,810. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,718,334.

(b)    Represents a zero coupon bond. Rate shown reflects the effective yield.

(c)     Rate shown reflects the 7-day yield as of December 31, 2018.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.9%
Auto Manufacturers	0.8
Banks	17.7
Beverages	1.0
Biotechnology	1.0
Building Materials	1.0
Chemicals	0.6
Commercial Mortgage Backed Securities	2.5
Commercial Services	1.6
Computers	1.7
Diversified Financial Services	34.4
Electric	0.3
Food	4.7
Healthcare – Products	1.2
Healthcare – Services	1.3
Home Furnishings	0.8
Housewares	0.9
Internet	0.8
Media	1.2
Oil & Gas	0.3
Pharmaceuticals	3.3
Pipelines	1.4
REITS	3.9
Retail	1.8
Semiconductors	1.0
Telecommunications	1.2
Trucking & Leasing	0.4
U.S. Treasury Bill	0.1
U.S. Treasury Notes	11.0
Money Market Fund	0.7
Repurchase Agreement	0.1
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%
See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.2%

Debt Fund — 20.1%
First Trust Low Duration Opportunities ETF(a)	11,459	$584,982
Invesco Senior Loan ETF(a)	26,247	571,660
iShares Core U.S. Aggregate Bond ETF(a)	2,758	293,699
iShares Interest Rate Hedged High Yield Bond ETF(a)	6,676	565,925
iShares Short-Term Corporate Bond ETF(a)	16,985	877,105
Total Debt Fund		2,893,371

Equity Fund — 77.1%
iShares MSCI EAFE ETF	20,428	1,200,758
iShares Russell 2000 ETF	6,109	817,995
SPDR S&P 500 ETF Trust	33,619	8,402,061
X-trackers MSCI Europe Hedged Equity ETF	26,048	655,628
Total Equity Fund		11,076,442
Total Exchange Traded Funds (Cost $13,317,810)		13,969,813

MONEY MARKET FUND — 3.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.32%(b) (Cost $461,576)	461,576	461,576
Total Investments Before Written Options – 100.4% (Cost $13,779,386)		14,431,389

Investments	Notional Amount	Contracts	Value
WRITTEN CALL OPTIONS — (0.2)%
iShares MSCI EAFE ETF, expiring 01/18/19, Strike Price $61.00	$933,300	(153)	$(2,678)
SPDR S&P 500 ETF Trust, expiring 01/18/19, Strike Price $260.00	4,836,000	(186)	(24,831)
Total Written Options — (0.2)%
[Premiums Received $(33,235)]			(27,509)
Total Investments — 100.2% (Cost $13,746,151)			14,403,880
Liabilities in Excess of Other Assets — (0.2%)			(33,685)
Net Assets – 100.0%			$14,370,195

____________

ETF — Exchange Traded Fund

(a)     All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,893,711 as of December 31, 2018.

(b)     Rate shown reflects the 7-day yield as of December 31, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	20.1%
Equity Fund	77.1
Written Call Options	(0.2)
Money Market Fund	3.2
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%

Agriculture — 25.1%
Altria Group, Inc.	8,841	$436,657
British American Tobacco PLC (United Kingdom)(a)	14,070	448,270
Imperial Brands PLC (United Kingdom)(a)	12,666	386,566
Philip Morris International, Inc.	4,438	296,281
Pyxus International, Inc.*(b)	20,452	242,561
Turning Point Brands, Inc.	18,696	508,905
Universal Corp.	6,450	349,268
Vector Group Ltd.	17,569	170,946
Total Agriculture		2,839,454

Apparel — 5.0%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	9,757	570,394

Beverages — 28.9%
Ambev SA (Brazil)(a)	18,322	71,822
Anheuser-Busch InBev SA/NV (Belgium)(a)	2,312	152,153
Boston Beer Co., Inc. (The), Class A*(b)	2,315	557,545
Brown-Forman Corp., Class B	7,479	355,851
China New Borun Corp. (China)*(a)	39,365	25,056
Cia Cervecerias Unidas SA (Chile)(a)	14,119	354,810
Constellation Brands, Inc., Class A	1,396	224,505
Craft Brew Alliance, Inc.*	26,940	385,511
Diageo PLC (United Kingdom)(a)(b)	2,168	307,422
MGP Ingredients, Inc.(b)	6,099	347,948
Molson Coors Brewing Co., Class B	2,540	142,646
Pernod Ricard SA (France)(a)	4,375	143,238
Vina Concha y Toro SA (Chile)(a)	5,060	197,530
Total Beverages		3,266,037

Entertainment — 4.7%
RCI Hospitality Holdings, Inc.	23,617	527,368

Healthcare – Products — 9.7%
Abbott Laboratories	7,155	517,521
Thermo Fisher Scientific, Inc.	2,577	576,707
Total Healthcare – Products		1,094,228

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Healthcare – Services — 2.4%
Catalent, Inc.*	8,645	$269,551

Housewares — 0.8%
Scotts Miracle-Gro Co. (The)(b)	1,402	86,167

Pharmaceuticals — 9.1%
AbbVie, Inc.	5,756	530,646
Insys Therapeutics, Inc.*	19,525	68,337
Novartis AG (Switzerland)(a)	4,988	428,020
Total Pharmaceuticals		1,027,003

Retail — 14.1%
BJ’s Restaurants, Inc.(b)	11,187	565,727
Darden Restaurants, Inc.	5,880	587,177
Dave & Buster’s Entertainment, Inc.	9,865	439,584
Total Retail		1,592,488
Total Common Stocks (Cost $13,114,260)		11,272,690

MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.21%(c) (Cost $23,106)	23,106	23,106

REPURCHASE AGREEMENTS — 4.4%(d)
Citibank NA, dated 12/31/18, due 01/02/19, 3.02%, total to be received $249,042, (collateralized by various U.S. Government Agency Obligations, 2.41%–4.50%, 07/01/24–06/01/48, totaling $253,487)	$249,000	$249,000
JP Morgan Securities LLC, dated 12/31/18, due 01/02/19, 2.85%, total to be received $758, (collateralized by various U.S. Government Agency Obligations, 1.13%, 02/28/21, totaling $770)	758	758

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.02%, total to be received $249,042, (collateralized by various U.S. Government Agency Obligations, 3.00%-7.00%, 10/01/25-10/20/48, totaling $253,184)	249,000	$249,000
Total Repurchase Agreements (Cost $498,758)		498,758
Total Investments – 104.4% (Cost $13,636,124)		11,794,554
Liabilities in Excess of Other Assets – (4.4%)		(498,173)
Net Assets – 100.0%		$11,296,381

____________

PLC – Public Limited Company

*        Non-income producing security.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,801,183; the aggregate market value of the collateral held by the fund is $1,844,116. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,345,358.

(c)     Rate shown reflects the 7-day yield as of December 31, 2018.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	25.1%
Apparel	5.0
Beverages	28.9
Entertainment	4.7
Healthcare – Products	9.7
Healthcare – Services	2.4
Housewares	0.8
Pharmaceuticals	9.1
Retail	14.1
Money Market Fund	0.2
Repurchase Agreements	4.4
Total Investments	104.4
Liabilities in Excess of Other Assets	(4.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Micro-Cap ETF
ASSETS
Investments, at Cost	$4,445,161	$115,024,257	$3,084,539
Investments in Affiliates, at Cost (Note 8)	—	—	—
Repurchase Agreements, at Cost (Note 2)	149,024	8,314,540	97,146
Total Cost of Investments	4,594,185	123,338,797	3,181,685
Investments, at Market Value (including securities on loan) (Note 2)(a)	4,391,336	98,461,859	2,820,041
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Repurchase Agreements, at Market Value (Note 2)	149,024	8,314,540	97,146
Total Market Value of Investments	4,540,360	106,776,399	2,917,187
Cash	—	—	—
Cash collateral held at brokers	—	—	—
Dividends and Interest Receivable	4,065	56,817	2,017
Receivable from Securities Sold	—	—	—
Reclaim Receivable	—	27,405	—
Due from Investment Advisor	8,088	—	5,078
Prepaid CCO Fees	—	2,308	—
Prepaid Expenses	1,633	24,118	17,054
Total Assets	4,554,146	106,887,047	2,941,336
LIABILITIES
Cash collateral for securities on loan (b)	149,024	8,314,540	97,146
Advisory Fees Payable	—	53,881	—
Trustee Fees Payable	198	45	—
Securities Sold, Not Yet Purchased (c)	—	—	—
Payable for Securities Purchased	—	—	—
CCO Fees Payable	1,060	—	1,443
Due to Custodian	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Accrued Expenses	61,238	73,558	15,482
Total Liabilities	211,520	8,442,024	114,071
NET ASSETS	$4,342,626	$98,445,023	$2,827,265
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$4,517,822	$150,971,370	$3,599,741
Total Distributable Earnings/Accumulated (Loss)	(175,196)	(52,526,347)	(772,476)
NET ASSETS	$4,342,626	$98,445,023	$2,827,265
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	136,476	2,450,000	150,000
Net Asset Value (NAV) Per Share	$31.82	$40.18	$18.85

(a) Market value of securities on loan	$1,141,872	$20,932,496	$629,547
(b) Non-cash collateral for securities on loan	$1,021,950	$13,295,877	$548,506
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—

____________

(1)     Formerly known as AdvisorShares Wilshire Buyback ETF.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

AdvisorShares Dorsey Wright Short ETF	AdvisorShares DoubleLine Value Equity ETF(1)	AdvisorShares Focused Equity ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF

$5,416,791	$69,944,433	$11,786,970	$28,543,001	$18,365,251	$12,667,113
2,485,250	—	—	—	—	—
—	120	—	143,730	2,788,509	1,223,814
7,902,041	69,944,553	11,786,970	28,686,731	21,153,760	13,890,927
5,416,791	65,377,500	12,955,733	26,239,250	17,602,093	10,661,388
2,477,750	—	—	—	—	—
—	120	—	143,730	2,788,509	1,223,814
7,894,541	65,377,620	12,955,733	26,382,980	20,390,602	11,885,202
4,800,000	1,054,252	—	—	—	17
18,770,327	—	—	—	—	—
11,167	74,862	6,004	37,580	8,516	8,093
—	1,239,818	—	—	—	—
—	—	—	—	—	1,774
—	—	2,620	—	—	—
—	1,036	—	—	—	—
18,277	69,945	2,183	4,462	2,351	1,846
31,494,312	67,817,533	12,966,540	26,425,022	20,401,469	11,896,932

—	120	—	143,730	2,788,509	1,223,814
3,096	35,140	—	18,838	6,113	4,697
—	9	165	123	131	180
16,217,673	—	—	—	—	—
—	1,054,252	—	—	—	—
1,185	—	779	327	680	900
—	—	—	37,705	—	—
5,832	—	—	—	—	—
17,085	62,221	61,674	62,080	57,597	57,423
16,244,871	1,151,742	62,618	262,803	2,853,030	1,287,014
$15,249,441	$66,665,791	$12,903,922	$26,162,219	$17,548,439	$10,609,918

$12,717,477	$102,755,352	$12,361,080	$28,636,197	$19,431,950	$17,670,701
2,531,964	(36,089,561)	542,842	(2,473,978)	(1,883,511)	(7,060,783)
$15,249,441	$66,665,791	$12,903,922	$26,162,219	$17,548,439	$10,609,918

500,000	1,125,000	450,000	575,000	725,000	450,000
$30.50	$59.26	$28.68	$45.50	$24.20	$23.58

$—	$1,606,509	$494,839	$1,507,696	$2,699,059	$2,305,840
$—	$1,639,587	$504,970	$1,397,974	$—	$1,147,331
$18,467,379	$—	$—	$—	$—	$—

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	AdvisorShares New Tech and Media ETF	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF
ASSETS
Investments, at Cost	$24,564,109	$119,417,162	$32,345,693
Investments in Affiliates, at Cost (Note 8)	—	—	—
Repurchase Agreements, at Cost (Note 2)	2,376	480,615	249,789
Total Cost of Investments	24,566,485	119,897,777	32,595,482
Investments, at Market Value (including securities on loan) (Note 2)(a)	24,758,542	117,547,502	30,978,474
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Repurchase Agreements, at Market Value (Note 2)	2,376	480,615	249,789
Total Market Value of Investments	24,760,918	118,028,117	31,228,263
Cash	1,092,173	83,408	14,862
Cash collateral held at brokers	—	—	—
Dividends and Interest Receivable	6,082	431,067	114,870
Receivable from Securities Sold	6,717,393	547,779	2,709
Reclaim Receivable	3,349	—	—
Due from Investment Advisor	—	—	—
Prepaid CCO Fees	—	2,280	—
Prepaid Expenses	7,552	48,544	2,682
Total Assets	32,587,467	119,141,195	31,363,386
LIABILITIES
Cash collateral for securities on loan(b)	2,376	480,615	249,789
Advisory Fees Payable	9,052	52,347	12,189
Trustee Fees Payable	148	—	133
Securities Sold, Not Yet Purchased(c)	—	—	—
Payable for Securities Purchased	9,128,164	75,109	2,874,610
Options Written, at value(d)	—	—	—
CCO Fees Payable	449	—	355
Due to Custodian	—	—	—
Due to Broker	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Accrued Expenses	33,205	111,785	59,821
Total Liabilities	9,173,394	719,856	3,196,897
NET ASSETS	$23,414,073	$118,421,339	$28,166,489
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$35,638,028	$127,834,482	$29,958,361
Total Distributable Earnings/Accumulated (Loss)	(12,223,955)	(9,413,143)	(1,791,872)
NET ASSETS	$23,414,073	$118,421,339	$28,166,489
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,500,000	2,500,000	600,000
Net Asset Value (NAV) Per Share	$15.61	$47.37	$46.94

(a) Market value of securities on loan	$1,531,607	$467,766	$243,041
(b) Non-cash collateral for securities on loan	$1,568,887	$—	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—
(d) Premiums received for options written	$—	$—	$—

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF

$7,862,349	$66,685,025	$13,779,386	$13,137,366
54,688,500	—	—	—
—	82,476	—	498,758
62,550,849	66,767,501	13,779,386	13,636,124
7,862,349	66,534,836	14,431,389	11,295,796
54,510,500	—	—	—
—	82,476	—	498,758
62,372,849	66,617,312	14,431,389	11,794,554
61,000,000	5,505	—	—
158,963,932	122,371	—	—
76,813	289,058	51,993	35,087
—	—	—	—
—	—	—	2,158
—	—	—	494
2,698	691	—	—
24,615	5,946	1,754	4,672
282,440,907	67,040,883	14,485,136	11,836,965

—	82,476	—	498,758
182,952	7,184	14,131	—
—	—	159	173
130,044,319	—	—	—
11,585,572	—	—	—
—	—	27,509	—
—	—	729	799
—	—	9,340	—
—	—	4,631	—
37,500	—	—	—
85,805	65,181	58,442	40,854
141,936,148	154,841	114,941	540,584
$140,504,759	$66,886,042	$14,370,195	$11,296,381

$361,342,061	$67,331,671	$14,439,087	$13,735,193
(220,837,302)	(445,629)	(68,892)	(2,438,812)
$140,504,759	$66,886,042	$14,370,195	$11,296,381

16,675,000	675,000	500,000	525,000
$8.43	$99.09	$28.74	$21.52

$—	$1,762,735	$—	$1,801,183
$—	$1,718,334	$—	$1,345,358
$141,196,000	$—	$—	$—
$—	$—	$33,235	$—

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2018 (Unaudited)

	AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Micro-Cap ETF(1)
INVESTMENT INCOME:
Dividend Income	$31,550	$687,972	$8,951
Dividend Income from Affiliates	—	—	—
Interest Income	—	—	—
Securities lending income (net) (Note 2)	900	70,360	820
Foreign withholding tax	(115)	(90,464)	(15)
Total Investment Income	32,335	667,868	9,756

EXPENSES:
Advisory Fees	16,823	686,813	10,557
Accounting & Administration Fees	38,703	48,907	563
Professional Fees	11,697	68,569	23,527
Exchange Listing Fees	5,347	5,629	3,677
Custody Fees	4,062	7,267	2,066
Report to Shareholders	705	69,037	4,902
Trustee Fees	2,758	5,058	2,307
CCO Fees	1,658	8,298	1,670
Pricing Fees	2,835	5,264	1,961
Transfer Agent Fees	194	6,869	106
Insurance Fees	167	7,940	661
Dividend Expense	—	—	—
Licensing Fees	—	7,471	—
Miscellaneous Fees	353	9,036	894
Total Expenses	85,302	936,158	52,891
Advisory Fees Waived/Recoupment	(16,823)	(130,296)	(10,557)
Expense Reimbursement	(45,185)	—	(28,399)
Net Expenses	23,294	805,862	13,935
Net Investment Income (Loss)	9,041	(137,994)	(4,179)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(26,188)	(24,333,657)	(503,799)
In-Kind Redemptions	206,044	3,878,100	—
Short Sales	—	115	—
Net Change in Unrealized Appreciation (Depreciation) on:	—	—	—
Investments	(1,033,520)	(23,082,019)	(264,498)
Investments in Affiliates	—	—	—
Short Sales	—	—	—
Net Realized and Unrealized Gain (Loss)	(853,664)	(43,537,461)	(768,297)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(844,623)	$(43,675,455)	$(772,476)

____________

(1)     Represents the period July 11, 2018 (commencement of operations) to December 31, 2018.

(2)     Formerly known as AdvisorShares Wilshire Buyback ETF.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2018 (Unaudited)

AdvisorShares Dorsey Wright Short ETF(1)	AdvisorShares DoubleLine Value Equity ETF(2)	AdvisorShares Focused Equity ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF

$32,513	$736,138	$87,498	$295,701	$466,044	$129,661
14,862	—	—	—	—	—
73,027	—	—	—	—	—
—	1,129	592	889	50,054	12,173
—	—	—	—	—	(6,019)
120,402	737,267	88,090	296,590	516,098	135,815

31,230	357,495	52,199	122,256	45,946	49,999
1,664	40,458	36,068	42,931	38,414	40,138
23,527	30,380	12,339	16,289	13,329	12,411
3,677	5,629	5,698	5,732	5,732	5,732
2,277	7,759	691	6,747	884	1,037
4,902	28,106	3,367	8,112	4,845	3,746
2,307	3,605	2,832	2,972	2,843	2,830
1,670	4,145	1,895	2,324	1,989	1,895
1,961	3,417	2,642	5,279	5,279	4,916
312	3,267	551	1,146	689	469
661	3,327	431	973	593	440
73,199	—	—	—	—	—
—	—	—	—	—	—
894	3,457	602	1,218	754	655
148,281	491,045	119,315	215,979	121,297	124,268
(31,230)	(98,945)	(52,199)	(24,955)	(33,999)	(46,144)
(2,630)	—	(14,929)	—	—	—
114,421	392,100	52,187	191,024	87,298	78,124
5,981	345,167	35,903	105,566	428,800	57,691

—	(6,385,643)	(614,208)	2,198,606	(168,017)	(544,836)
—	274,262	—	—	—	—
300,929	—	—	—	—	—
—	—	—	—	—	—
—	(3,463,355)	(491,549)	(6,540,137)	(676,092)	(2,332,352)
(7,500)	—	—	—	—	—
2,249,706	—	—	—	—	—
2,543,135	(9,574,736)	(1,105,757)	(4,341,531)	(844,109)	(2,877,188)
$2,549,116	$(9,229,569)	$(1,069,854)	$(4,235,965)	$(415,309)	$(2,819,497)

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2018 (Unaudited)

	AdvisorShares New Tech and Media ETF	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF
INVESTMENT INCOME:
Dividend Income	$76,441	$39,325	$43,275
Dividend Income from Affiliates	—	—	—
Interest Income	—	2,354,507	716,669
Securities lending income (net) (Note 2)	2,377	2,099	936
Foreign withholding tax	—	—	—
Total Investment Income	78,818	2,395,931	760,880

EXPENSES:
Advisory Fees	103,563	445,262	140,468
Accounting & Administration Fees	7,344	78,121	47,174
Professional Fees	19,027	43,187	16,041
Exchange Listing Fees	5,882	5,732	5,741
Custody Fees	3,386	11,653	4,995
Report to Shareholders	11,942	42,758	7,778
Trustee Fees	3,100	4,131	2,970
CCO Fees	2,677	5,612	2,274
Pricing Fees	3,064	9,550	5,616
Transfer Agent Fees	1,294	5,138	1,109
Insurance Fees	1,191	5,323	927
Dividend Expense	—	—	—
Miscellaneous Fees	1,450	5,343	1,104
Total Expenses	163,920	661,810	236,197
Advisory Fees Waived/Recoupment	(17,207)	(148,045)	(73,550)
Expense Reimbursement	—	—	—
Net Expenses	146,713	513,765	162,647
Net Investment Income (Loss)	(67,895)	1,882,166	598,233

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(8,176,916)	(330,825)	(180,588)
Investments in Affiliates	(10,775)	—	—
In-Kind Redemptions	1,511,079	—	—
In-Kind Redemptions in Affiliates	(152)	—	—
Swaps	—	—	(10,446)
Short Sales	—	—	—
Options Written	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:	—	—	—
Investments	(1,611,853)	(799,233)	(901,770)
Investments in Affiliates	—	—	—
Short Sales	—	—	—
Options Written	—	—	—
Swaps	—	—	(48,964)
Net Realized and Unrealized Gain (Loss)	(8,288,617)	(1,130,058)	(1,141,768)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,356,512)	$752,108	$(543,535)

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2018 (Unaudited)

AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF

$306,861	$26,682	$195,495	$133,152
563,580	—	—	—
764,782	753,633	—	—
—	2,055	—	8,245
—	—	—	(3,553)
1,635,223	782,370	195,495	137,844

1,024,406	90,875	113,136	40,313
38,462	47,106	38,473	16,617
34,419	20,229	12,957	14,696
5,732	5,719	5,732	5,787
5,186	3,304	792	1,092
30,424	12,775	4,364	2,210
3,904	3,124	2,850	2,830
4,990	2,876	1,969	1,838
7,123	6,170	6,963	2,889
5,123	2,272	629	504
4,357	1,761	546	129
516,038	—	—	—
4,609	1,897	725	743
1,684,773	198,108	189,136	89,648
—	(90,875)	(34,097)	(39,257)
—	(1,212)	—	—
1,684,773	106,021	155,039	50,391
(49,550)	676,349	40,456	87,453

—	11,435	112,561	(456,821)
—	—	—	—
—	—	225,109	98,171
—	—	—	—
—	—	—	—
(4,236,142)	—	—	—
—	—	(15,304)	—
—	—	—	—
—	(124,224)	(1,429,665)	(1,772,646)
(70,000)	—	—	—
13,917,584	—	—	—
—	—	(10,758)	—
—	—	—	—
9,611,442	(112,789)	(1,118,057)	(2,131,296)
$9,561,892	$563,560	$(1,077,601)	$(2,043,843)

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Cornerstone Small Cap ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$9,041	$10,049
Net Realized Gain (Loss)	179,856	541,262
Net Change in Unrealized Appreciation (Depreciation)	(1,033,520)	465,077
Net Increase (Decrease) In Net Assets Resulting From Operations	(844,623)	1,016,388
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(6,840)	(101,078)
Total Distributions	(6,840)	(101,078)**
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,014,429	4,224,145
Value of Shares Redeemed	(1,019,913)	(4,226,206)
Net Increase (Decrease) From Capital Stock Transactions	(5,484)	(2,061)
Net Increase (Decrease) in Net Assets	(856,947)	913,249
Net Assets:
Beginning of Period/Year	5,199,573	4,286,324
End of Period/Year	$4,342,626	$5,199,573 ***
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period/Year	136,476	136,476
Shares Sold	25,000	125,000
Shares Repurchased	(25,000)	(125,000)
Shares Outstanding, End of Period/Year	136,476	136,476

____________

*        Commencement of operations.

**       Includes distributions from net investment income and net realized gains. See Note 2.

***     Includes Undistributed (Accumulated) Net Investment Income (Loss). See Note 2.

(1)     Formerly known as AdvisorShares Wilshire Buyback ETF.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares DoubleLine Value Equity ETF(1)
Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	For the period July 11, 2018* to December 31, 2018	For the period July 11, 2018* to December 31, 2018	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018

$(137,994)	$1,672,098	$(4,179)	$5,981	$345,167	$939,806
(20,455,442)	(8,747,826)	(503,799)	300,929	(6,111,381)	13,569,018
(23,082,019)	2,258,827	(264,498)	2,242,206	(3,463,355)	(9,297,731)
(43,675,455)	(4,816,901)	(772,476)	2,549,116	(9,229,569)	5,211,093

(2,683)	(1,740,860)	—	(17,152)	(830,880)	(815,430)
(2,683)	(1,740,860)**	—	(17,152)	(830,880)	(815,430)	**

1,305,092	199,194,895	3,599,741	24,245,267	—	91,394,853
(105,882,514)	(11,121,388)	—	(11,527,790)	(18,307,815)	(143,155,981)
(104,577,422)	188,073,507	3,599,741	12,717,477	(18,307,815)	(51,761,128)
(148,255,560)	181,515,746	2,827,265	15,249,441	(28,368,264)	(47,365,465)

246,700,583	65,184,837	—	—	95,034,055	142,399,520
$98,445,023	$246,700,583 ***	$2,827,265	$15,249,441	$66,665,791	$95,034,055	***

4,625,000	1,400,000	—	—	1,400,000	2,150,000
25,000	3,425,000	150,000	925,000	—	1,325,000
(2,200,000)	(200,000)	—	(425,000)	(275,000)	(2,075,000)
2,450,000	4,625,000	150,000	500,000	1,125,000	1,400,000

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Madrona Domestic ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$35,903	$55,719	$105,566	$133,819
Net Realized Gain (Loss)	(614,208)	788,582	2,198,606	1,147,685
Net Change in Unrealized Appreciation (Depreciation)	(491,549)	595,369	(6,540,137)	1,357,738
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,069,854)	1,439,670	(4,235,965)	2,639,242
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(337,572)	(38,174)	(175,082)	(101,602)
Total Distributions	(337,572)	(38,174)**	(175,082)	(101,602	)**
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	3,109,438	—	1,299,246
Value of Shares Redeemed	—	(2,349,193)	—	—
Net Increase (Decrease) From Capital Stock Transactions	—	760,245	—	1,299,246
Net Increase (Decrease) in Net Assets	(1,407,426)	2,161,741	(4,411,047)	3,836,886
Net Assets:
Beginning of Period/Year	14,311,348	12,149,607	30,573,266	26,736,380
End of Period/Year	$12,903,922	$14,311,348 ***	$26,162,219	$30,573,266	***
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period/Year	450,000	425,000	575,000	550,000
Shares Sold	—	100,000	—	25,000
Shares Repurchased	—	(75,000)	—	—
Shares Outstanding, End of Period/Year	450,000	450,000	575,000	575,000

____________

*        Commencement of operations.

**       Includes distributions from net investment income and net realized gains. See Note 2.

***     Includes Undistributed (Accumulated) Net Investment Income (Loss). See Note 2.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Madrona Global Bond ETF		AdvisorShares Madrona International ETF			AdvisorShares New Tech and Media ETF
Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018		Six months ended December 31, 2018 (Unaudited)	For the period July 11, 2017* to June 30, 2018

$428,800	$635,849	$57,691	$195,661		$(67,895)	$(86,032)
(168,017)	(33,892)	(544,836)	1,438,639		(6,676,764)	(3,767,425)
(676,092)	(330,982)	(2,332,352)	(309,457)		(1,611,853)	1,806,286
(415,309)	270,975	(2,819,497)	1,324,843		(8,356,512)	(2,047,171)

(441,597)	(631,268)	(189,797)	(158,733)		—	—
(441,597)	(631,268)**	(189,797)	(158,733	)**	—	— **

—	1,299,426	—	1,551,010		9,995,836	70,494,864
—	—	—	—		(25,398,618)	(21,274,326)
—	1,299,426	—	1,551,010		(15,402,782)	49,220,538
(856,906)	939,133	(3,009,294)	2,717,120		(23,759,294)	47,173,367

18,405,345	17,466,212	13,619,212	10,902,092		47,173,367	—
$17,548,439	$18,405,345 ***	$10,609,918	$13,619,212	***	$23,414,073	$47,173,367 ***

725,000	675,000	450,000	400,000		2,225,000	—
—	50,000	—	50,000		575,000	3,200,000
—	—	—	—		(1,300,000)	(975,000)
725,000	725,000	450,000	450,000		1,500,000	2,225,000

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Newfleet Multi-Sector Income ETF		AdvisorShares Pacific Asset Enhanced Floating Rate ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$1,882,166	$4,692,575	$598,233	$1,013,603
Net Realized Gain (Loss)	(330,825)	(873,781)	(191,034)	(109,583)
Net Change in Unrealized Appreciation (Depreciation)	(799,233)	(1,599,553)	(950,734)	(261,668)
Net Increase (Decrease) In Net Assets Resulting From Operations	752,108	2,219,241	(543,535)	642,352
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(2,002,908)	(5,480,339)	(612,534)	(932,851)
Total Distributions	(2,002,908)	(5,480,339)**	(612,534)	(932,851)**
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	17,006,336	—	2,469,990
Value of Shares Redeemed	(35,856,691)	(116,221,531)	—	—
Payments by Affiliates	—	—	—	—
Net Increase (Decrease) From Capital Stock Transactions	(35,856,691)	(99,215,195)	—	2,469,990
Net Increase (Decrease) in Net Assets	(37,107,491)	(102,476,293)	(1,156,069)	2,179,491
Net Assets:
Beginning of Period/Year	155,528,830	258,005,123	29,322,558	27,143,067
End of Period/Year	$118,421,339	$155,528,830 ***	$28,166,489	$29,322,558 ***
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period/Year	3,250,000	5,300,000	600,000	550,000
Shares Sold	—	350,000	—	50,000
Shares Repurchased	(750,000)	(2,400,000)	—	—
Shares Outstanding, End of Period/Year	2,500,000	3,250,000	600,000	600,000

____________

**       Includes distributions from net investment income and net realized gains. See Note 2.

***     Includes Undistributed (Accumulated) Net Investment Income (Loss). See Note 2.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Ranger Equity Bear ETF		AdvisorShares Sage Core Reserves ETF		AdvisorShares STAR Global Buy-Write ETF
Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018

$(49,550)	$(2,538,725)	$676,349	$1,028,805	$40,456	$64,622
(4,236,142)	(16,222,916)	11,435	7,393	322,366	431,162
13,847,584	2,616,588	(124,224)	(142,203)	(1,440,423)	571,775
9,561,892	(16,145,053)	563,560	893,995	(1,077,601)	1,067,559

—	—	(678,530)	(1,031,706)	(64,625)	—
—	— **	(678,530)	(1,031,706)**	(64,625)	— **

52,477,635	41,997,327	14,914,213	—	—	774,479
(55,121,819)	(66,769,640)	—	(32,298,232)	(1,534,655)	(2,271,473)
—	—	—	3,373	—	—
(2,644,184)	(24,772,313)	14,914,213	(32,294,859)	(1,534,655)	(1,496,994)
6,917,708	(40,917,366)	14,799,243	(32,432,570)	(2,676,881)	(429,435)

133,587,051	174,504,417	52,086,799	84,519,369	17,047,076	17,476,511
$140,504,759	$133,587,051 ***	$66,886,042	$52,086,799 ***	$14,370,195	$17,047,076 ***

17,125,000	20,375,000	525,000	850,000	550,000	600,000
6,650,000	5,050,000	150,000	—	—	25,000
(7,100,000)	(8,300,000)	—	(325,000)	(50,000)	(75,000)
16,675,000	17,125,000	675,000	525,000	500,000	550,000

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Vice ETF
	Six months ended December 31, 2018 (Unaudited)	For the period December 12, 2017* to June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$87,453	$118,534
Net Realized Gain (Loss)	(358,650)	(185,440)
Net Change in Unrealized Appreciation (Depreciation)	(1,772,646)	(68,924)
Net Increase (Decrease) In Net Assets Resulting From Operations	(2,043,843)	(135,830)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(193,321)	(13,431)
Total Distributions	(193,321)	(13,431)**
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,975,325	15,506,105
Value of Shares Redeemed	(1,241,563)	(2,557,061)
Net Increase (Decrease) From Capital Stock Transactions	733,762	12,949,044
Net Increase (Decrease) in Net Assets	(1,503,402)	12,799,783
Net Assets:
Beginning of Period/Year	12,799,783	—
End of Period/Year	$11,296,381	$12,799,783 ***
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period/Year	500,000	—
Shares Sold	75,000	600,000
Shares Repurchased	(50,000)	(100,000)
Shares Outstanding, End of Period/Year	525,000	500,000

____________

*        Commencement of operations.

**       Includes distributions from net investment income and net realized gains. See Note 2.

***     Includes Undistributed (Accumulated) Net Investment Income (Loss). See Note 2.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Cornerstone Small Cap ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	For the period July 6, 2016* to June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$38.10	$31.41	$25.15
Investment Operations
Net Investment Income (Loss)(2)	0.07	0.07	0.03
Net Realized and Unrealized Gain (Loss)	(6.30)	7.36	6.26
Distributions of Net Realized Gains by other investment companies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(6.23)	7.43	6.29
Distributions from Net Investment Income	(0.05)	(0.03)	(0.03)
Distributions from Realized Capital Gains	—	(0.71)	—
Total Distributions	(0.05)	(0.74)	(0.03)
Net Asset Value, End of Period/Year	$31.82	$38.10	$31.41
Market Value, End of Period/Year	$32.04	$38.12	$31.40

Total Return
Total Investment Return Based on Net Asset Value(5)	(16.35)%	23.93%	25.00%
Total Investment Return Based on Market(5)	(15.82)%	24.04%	24.98%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$4,343	$5,200	$4,286
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements(6)	3.30%	3.06%	3.91%
Net Investment Income (Loss)(6)	0.35%	0.22%	0.09%
Portfolio Turnover Rate(9)	46%	95%	93%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Dorsey Wright ADR ETF
	Six months ended December 31, 2018 (Unaudited)		Year ended June 30, 2018	Year ended June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$53.34		$46.56	$39.06
Investment Operations
Net Investment Income (Loss)(2)	(0.04)		0.55	0.68
Net Realized and Unrealized Gain (Loss)	(13.12)		6.66	7.27
Distributions of Net Realized Gains by other investment companies	—		—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(13.16)		7.21	7.95
Distributions from Net Investment Income	(0.00	)(3)	(0.43)	(0.45)
Distributions from Realized Capital Gains	—		—	—
Total Distributions	(0.00	)(3)	(0.43)	(0.45)
Net Asset Value, End of Period/Year	$40.18		$53.34	$46.56
Market Value, End of Period/Year	$39.97		$53.19	$46.61

Total Return
Total Investment Return Based on Net Asset Value(5)	(24.67)%		15.45%	20.43%
Total Investment Return Based on Market(5)	(24.85)%		15.01%	20.55%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$98,445		$246,701	$65,185
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.88%		1.02%	1.25%
Expenses, prior to expense waivers and reimbursements(6)	1.02%		0.95%	1.43%
Net Investment Income (Loss)(6)	(0.15)%		0.96%	1.55%
Portfolio Turnover Rate(9)	70%		71%	108	%(10)

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Dorsey Wright ADR ETF			AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF
Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	For the period July 11, 2018* to December 31, 2018 (Unaudited)	For the period July 11, 2018* to December 31, 2018 (Unaudited)

$38.86	$38.95	$32.65	$25.00	$25.00

0.17	0.34	0.18	(0.03)	0.02
0.23	(0.20)	6.29	(6.12)	5.52
—	—	—	—	—
0.40	0.14	6.47	(6.15)	5.54
(0.20)	(0.23)	(0.17)	—	(0.04)
—	—	—	—	—
(0.20)	(0.23)	(0.17)	—	(0.04)
$39.06	$38.86	$38.95	$18.85	$30.50
$39.06	$38.77	$38.93	$18.82	$30.54

1.05%	0.36%	19.85%	(24.61)%	22.14%
1.27%	0.19%	19.85%	(24.74)%	22.28%

$14,648	$15,543	$12,660	$2,827	$15,249

1.25%	1.25%	1.25%	0.99%	2.75	%(7)
1.62%	1.63%	1.67%	3.76%	3.56	%(7)
0.44%	0.88%	0.50%	(0.30)%	0.14%
25%	27%	24%	59%	247%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares DoubleLine Value Equity ETF(1)
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Year ended June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$67.88	$66.23	$55.56
Investment Operations
Net Investment Income (Loss)(2)	0.27	0.53	0.47
Net Realized and Unrealized Gain (Loss)	(8.15)	1.59	10.93
Distributions of Net Realized Gains by other investment companies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(7.88)	2.12	11.40
Distributions from Net Investment Income	(0.74)	(0.47)	(0.73)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(0.74)	(0.47)	(0.73)
Net Asset Value, End of Period/Year	$59.26	$67.88	$66.23
Market Value, End of Period/Year	$58.94	$67.88	$66.17

Total Return
Total Investment Return Based on Net Asset Value(5)	(11.60)%	3.15%	20.55%
Total Investment Return Based on Market(5)	(12.08)%	3.26%	20.52%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$66,666	$95,034	$142,400
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.90%	0.87%	0.90%
Expenses, prior to expense waivers and reimbursements(6)	1.13%	1.07%	1.07%
Net Investment Income (Loss)(6)	0.79%	0.77%	0.76%
Portfolio Turnover Rate(9)	172%	171%	180%

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares DoubleLine Value Equity ETF(1)			AdvisorShares Focused Equity ETF
Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	For the period September 20, 2016* to June 30, 2017

$57.05	$51.22	$41.05	$31.80	$28.59	$25.00

0.47	0.42	0.43	0.08	0.13	0.06
(1.54)	5.75	9.89	(2.45)	3.17	3.54
—	—	—	—	—	—
(1.07)	6.17	10.32	(2.37)	3.30	3.60
(0.42)	(0.34)	(0.15)	(0.16)	(0.09)	(0.01)
—	—	—	(0.59)	—	—
(0.42)	(0.34)	(0.15)	(0.75)	(0.09)	(0.01)
$55.56	$57.05	$51.22	$28.68	$31.80	$28.59
$55.53	$57.05	$51.25	$28.76	$31.79	$28.59

(1.87)%	12.06%	25.18%	(7.46)%	11.57%	14.39%
(1.91)%	11.99%	25.00%	(7.17)%	11.51%	14.40%

$155,570	$242,472	$137,015	$12,904	$14,311	$12,150

0.99%	0.99%	0.99%	0.71%	0.68%	0.75%
1.21%	1.11%	1.16%	1.62%	1.39%	2.04%
0.86%	0.76%	0.90%	0.49%	0.42%	0.28%
196%	52%	7%	20%	26%	36%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona Domestic ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$53.17	$48.61	$40.66	$43.55
Investment Operations
Net Investment Income (Loss)(2)	0.18	0.24	0.21	0.23
Net Realized and Unrealized Gain (Loss)	(7.55)	4.50	8.04	(2.97)
Distributions of Net Realized Gains by other investment companies	—	—	0.00 (3)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(7.37)	4.74	8.25	(2.74)
Distributions from Net Investment Income	(0.30)	(0.18)	(0.30)	(0.15)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(0.30)	(0.18)	(0.30)	(0.15)
Net Asset Value, End of Period/Year	$45.50	$53.17	$48.61	$40.66
Market Value, End of Period/Year	$45.44	$53.19	$48.62	$40.67

Total Return
Total Investment Return Based on Net Asset Value(5)	(13.86)%	9.76%	20.36%	(6.29)%
Total Investment Return Based on Market(5)	(14.00)%	9.78%	20.36%	(6.26)%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$26,162	$30,573	$26,736	$27,445
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements(6)	1.41%	1.37%	1.37%	1.32%
Net Investment Income (Loss)(6)	0.69%	0.46%	0.48%	0.57%
Portfolio Turnover Rate(9)	51%	53%	62%	53%

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Madrona Domestic ETF		AdvisorShares Madrona Global Bond ETF
Year ended June 30, 2015	Year ended June 30, 2014	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014

$41.26	$32.34	$25.39	$25.88	$25.61	$24.97	$26.36	$25.05

0.13	0.11	0.59	0.90	0.81	0.75	0.74	0.86
2.30	8.91	(1.17)	(0.50)	0.25	0.59	(1.39)	1.30
—	—	—	—	0.01	0.06	0.04	—
2.43	9.02	(0.58)	0.40	1.07	1.40	(0.61)	2.16
(0.14)	(0.10)	(0.61)	(0.89)	(0.80)	(0.76)	(0.78)	(0.85)
—	—	—	—	—	—	—	—
(0.14)	(0.10)	(0.61)	(0.89)	(0.80)	(0.76)	(0.78)	(0.85)
$43.55	$41.26	$24.20	$25.39	$25.88	$25.61	$24.97	$26.36
$43.55	$41.26	$24.20	$25.38	$25.89	$25.62	$24.96	$26.42

5.89%	27.93%	(2.29)%	1.55%	4.23%	5.76%	(2.37)%	8.80%
5.89%	27.93%	(2.29)%	1.47%	4.24%	5.84%	(2.63)%	9.44%

$31,574	$24,755	$17,548	$18,405	$17,466	$20,488	$28,096	$24,383

1.25%	1.25%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
1.37%	1.42%	1.32%	1.22%	1.20%	1.05%	0.99%	1.07%
0.30%	0.31%	4.67%	3.47%	3.15%	3.01%	2.88%	3.36%
15%	14%	19%	39%	21%	24%	34%	20%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona International ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$30.26	$27.26
Investment Operations
Net Investment Income (Loss)(2)	0.13	0.46
Net Realized and Unrealized Gain (Loss)	(6.39)	2.91
Distributions of Net Realized Gains by other investment companies	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(6.26)	3.37
Distributions from Net Investment Income	(0.42)	(0.37)
Distributions from Realized Capital Gains	—	—
Total Distributions	(0.42)	(0.37)
Net Asset Value, End of Period/Year	$23.58	$30.26
Market Value, End of Period/Year	$23.55	$30.27

Total Return
Total Investment Return Based on Net Asset Value(5)	(20.69)%	12.39%
Total Investment Return Based on Market(5)	(20.81)%	12.42%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$10,610	$13,619
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements(6)	1.99%	1.78%
Net Investment Income (Loss)(6)	0.92%	1.51%
Portfolio Turnover Rate(9)	56%	78%

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Madrona International ETF				AdvisorShares New Tech and Media ETF
Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Six months ended December 31, 2018 (Unaudited)	For the period July 11, 2017* to June 30, 2018

$22.56	$27.66	$29.66	$23.97	$21.20	$20.00

0.36	0.41	0.39	0.41	(0.04)	(0.05)
4.85	(5.17)	(1.92)	5.77	(5.55)	1.25
0.00 (3)	—	—	—	—	—
5.21	(4.76)	(1.53)	6.18	(5.59)	1.20
(0.51)	(0.34)	(0.47)	(0.49)	—	—
—	—	—	—	—	—
(0.51)	(0.34)	(0.47)	(0.49)	—	—
$27.26	$22.56	$27.66	$29.66	$15.61	$21.20
$27.25	$22.56	$27.65	$29.58	$15.65	$21.21

23.36%	(17.32)%	(5.06)%	25.91%	(26.38)%	6.01%
23.31%	(17.25)%	(4.82)%	25.64%	(26.21)%	6.05%

$10,902	$14,662	$19,365	$19,279	$23,414	$47,173

1.25%	1.25%	1.25%	1.25%	0.85%	0.82%
1.80%	1.62%	1.69%	1.55%	0.95%	0.97%
1.43%	1.69%	1.41%	1.48%	(0.39)%	(0.23)%
186%	196%	85%	182%	752%	799%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$47.86	$48.68
Investment Operations
Net Investment Income (Loss)(2)	0.66	1.05
Net Realized and Unrealized Gain (Loss)	(0.43)	(0.62)
Distributions of Net Realized Gains by other investment companies	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	0.23	0.43
Distributions from Net Investment Income	(0.72)	(1.25)
Distributions from Realized Capital Gains	—	—
Total Distributions	(0.72)	(1.25)
Net Asset Value, End of Period/Year	$47.37	$47.86
Market Value, End of Period/Year	$47.32	$47.79

Total Return
Total Investment Return Based on Net Asset Value(5)	0.49%	0.87%
Total Investment Return Based on Market(5)	0.53%	0.70%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$118,421	$155,529
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	0.97%	0.84%
Net Investment Income (Loss)(6)	2.75%	2.17%
Portfolio Turnover Rate(9)	15%	66%

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Newfleet Multi-Sector Income ETF
Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014

$48.83	$49.08	$49.94	$49.04

0.74	1.25	1.28	1.26
0.38	(0.13)	(0.77)	0.99
0.00 (3)	—	—	—
1.12	1.12	0.51	2.25
(1.27)	(1.37)	(1.37)	(1.35)
—	—	—	—
(1.27)	(1.37)	(1.37)	(1.35)
$48.68	$48.83	$49.08	$49.94
$48.70	$48.82	$49.04	$49.94

2.30%	2.33%	1.04%	4.65%
2.37%	2.39%	0.95%	4.70%

$258,005	$261,263	$215,941	$154,811

0.75%	0.75%	0.75%	0.75%
0.80%	0.81%	0.82%	0.83%
1.53%	2.57%	2.60%	2.55%
63%	51%	49%	85%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Pacific Asset Enhanced Floating Rate ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$48.87	$49.35
Investment Operations
Net Investment Income (Loss)(2)	1.00	1.78
Net Realized and Unrealized Gain (Loss)	(1.91)	(0.63)
Distributions of Net Realized Gains by other investment companies	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(0.91)	1.15
Distributions from Net Investment Income	(1.02)	(1.63)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.02)	(1.63)
Net Asset Value, End of Period/Year	$46.94	$48.87
Market Value, End of Period/Year	$46.97	$48.99

Total Return
Total Investment Return Based on Net Asset Value(5)	(1.91)%	2.36%
Total Investment Return Based on Market(5)	(2.09)%	2.65%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$28,166	$29,323
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.10%	1.10%
Expenses, prior to expense waivers and reimbursements(6)	1.60%	1.62%
Net Investment Income (Loss)(6)	4.05%	3.61%
Portfolio Turnover Rate(9)	30%	73%

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Year ended June 30, 2017	Year ended June 30, 2016	For the period February 18, 2015* to June 30, 2015

$48.73	$49.66	$50.00

1.73	1.74	0.62
0.58	(0.95)	(0.38)
—	—	—
2.31	0.79	0.24
(1.69)	(1.72)	(0.58)
—	—	—
(1.69)	(1.72)	(0.58)
$49.35	$48.73	$49.66
$49.33	$48.26	$49.78

4.78%	1.69%	0.47%
5.75%	0.46%	0.71%

$27,143	$26,800	$27,312

1.10%	1.10%	1.10%
1.39%	1.51%	1.41%
3.49%	3.58%	3.46%
52%	27%	102%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2018 (Unaudited)		Year ended June 30, 2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$7.80		$8.56
Investment Operations
Net Investment Income (Loss)(2)	0.00	(3)	(0.13)
Net Realized and Unrealized Gain (Loss)	0.63		(0.63)
Distributions of Net Realized Gains by other investment companies	—		—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	0.63		(0.76)
Distributions from Net Investment Income	—		—
Distributions from Realized Capital Gains	—		—
Total Distributions	—		—
Net Asset Value, End of Period/Year	$8.43		$7.80
Market Value, End of Period/Year	$8.42		$7.78

Total Return
Total Investment Return Based on Net Asset Value(5)	8.02%		(8.92)%
Total Investment Return Based on Market(5)	8.23%		(9.01)%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$140,505		$133,587
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	2.47	%(8)	2.52	%(8)
Expenses, prior to expense waivers and reimbursements(6)	2.47	%(8)	2.52	%(8)
Net Investment Income (Loss)(6)	(0.07)%		(1.63)%
Portfolio Turnover Rate(9)	172%		301%

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Ranger Equity Bear ETF
Year ended June 30, 2017		Year ended June 30, 2016		Year ended June 30, 2015		Year ended June 30, 2014

$10.60		$10.88		$11.78		$16.17

(0.20)		(0.27)		(0.31)		(0.38)
(1.84)		(0.01)		(0.59)		(4.01)
—		—		—		—
(2.04)		(0.28)		(0.90)		(4.39)
—		—		—		—
—		—		—		—
—		—		—		—
$8.56		$10.60		$10.88		$11.78
$8.55		$10.61		$10.88		$11.79

(19.24)%		(2.53)%		(7.64)%		(27.15)%
(19.42)%		(2.48)%		(7.72)%		(27.04)%

$174,504		$213,948		$128,059		$161,952

2.67	%(8)	2.68	%(8)	2.80	%(8)	2.87	%(8)
2.67	%(8)	2.68	%(8)	2.80	%(8)	2.87	%(8)
(2.15)%		(2.49)%		(2.72)%		(2.81)%
245%		402%		419%		484%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Sage Core Reserves ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$99.21	$99.43
Investment Operations
Net Investment Income (Loss)(2)	1.12	1.53
Net Realized and Unrealized Gain (Loss)	(0.15)	(0.16)
Distributions of Net Realized Gains by other investment companies	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	0.97	1.37
Distributions from Net Investment Income	(1.09)	(1.59)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.09)	(1.59)
Net Asset Value, End of Period/Year	$99.09	$99.21
Market Value, End of Period/Year	$99.11	$99.19

Total Return
Total Investment Return Based on Net Asset Value(5)	0.97%	1.38%
Total Investment Return Based on Market(5)	1.02%	1.34%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$66,886	$52,087
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.35%	0.35%
Expenses, prior to expense waivers and reimbursements(6)	0.65%	0.65%
Net Investment Income (Loss)(6)	2.23%	1.53%
Portfolio Turnover Rate(9)	37%	74%

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Sage Core Reserves ETF
Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015		For the period January 14, 2014* to June 30, 2014

$99.43	$99.38	$99.78		$100.00

0.97	0.69	0.12		0.36
0.11	0.12	(0.12)		(0.25)
—	—	—		—
1.08	0.81	—		0.11
(1.08)	(0.76)	(0.40)		(0.33)
—	—	—		—
(1.08)	(0.76)	(0.40)		(0.33)
$99.43	$99.43	$99.38		$99.78
$99.44	$99.63	$99.40		$99.80

1.08%	0.83%	0.00	%(3)	0.11%
0.88%	1.00%	0.00	%(3)	0.13%

$84,519	$111,862	$34,783		$37,419

0.35%	0.35%	0.35%		0.35%
0.50%	0.55%	0.73%		0.73%
0.97%	0.70%	0.12%		0.78%
81%	72%	59%		12%

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period/Year	$30.99	$29.13
Investment Operations
Net Investment Income (Loss)(2)	0.08	0.11
Net Realized and Unrealized Gain (Loss)	(2.20)	1.75
Distributions of Net Realized Gains by other investment companies	—	0.00 (3)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(2.12)	1.86
Distributions from Net Investment Income	(0.13)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(0.13)	—
Net Asset Value, End of Period/Year	$28.74	$30.99
Market Value, End of Period/Year	$28.69	$31.01

Total Return
Total Investment Return Based on Net Asset Value(5)	(6.86)%	6.41%
Total Investment Return Based on Market(5)	(7.06)%	6.45%
Ratios/Supplemental Data
Net Assets, End of Period/Year (000’s omitted)	$14,370	$17,047
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements(6)	2.26%	2.18%
Net Investment Income (Loss)(6)	0.48%	0.38%
Portfolio Turnover Rate(9)	25%	12%

____________

*        Commencement of operations.

(1)     Formerly known as AdvisorShares Wilshire Buyback ETF.

(2)     Based on average shares outstanding.

(3)     Amount represents less than $0.005 or 0.005%.

(4)     The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(5)     Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(6)     Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(7)     The expense ratio includes dividend expense on short sales of 1.76% for the period ended December 31, 2018.

(8)     The expense ratio includes interest and dividend expenses on short sales of 0.76%, 0.84%, 1.03%, 1.05%, 1.15%, and 1.22% for the periods ended December 31, 2018, June 30, 2018, June 30, 2017, June 30, 2016, June 30, 2015, and June 30, 2014, respectively.

(9)     Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(10)   During the year, the Fund underwent a sub-advisor change. As a result, investment transactions were increased during the period, which caused a higher than normal portfolio rate.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares STAR Global Buy-Write ETF				AdvisorShares Vice ETF
Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Six months ended December 31, 2018 (Unaudited)	For the period December 12, 2017* to June 30, 2018

$26.77	$26.60	$26.18	$23.61	$25.60	$25.00

0.09	0.10	0.01	(0.10)	0.17	0.23
2.48	0.07	0.41	2.67	(3.88)	0.41
0.01	0.00 (3)	—	—	—	—
2.58	0.17	0.42	2.57	(3.71)	0.64
(0.22)	—	—	—	(0.37)	(0.04)
—	—	—	—	—	—
(0.22)	—	—	—	(0.37)	(0.04)
$29.13	$26.77	$26.60	$26.18	$21.52	$25.60
$29.13	$26.76	$26.61	$26.22	$21.48	$25.68

9.70%	0.64%	1.60%	10.89%	(14.50)%	2.58%
9.74%	0.56%	1.49%	11.01%	(14.92)%	2.89%

$17,477	$17,400	$26,597	$27,490	$11,296	$12,800

1.85%	1.85%	1.85%	1.85%	0.75%	0.75%
2.14%	1.97%	1.87%	1.79%	1.33%	2.18%
0.32%	0.38%	0.03%	(0.42)%	1.30%	1.64%
26%	58%	45%	166%	40%	25%

ADVISORSHARES TRUST

Notes to Financial Statements

December 31, 2018 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 16 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Cornerstone Small Cap ETF	SCAP	July 6, 2016
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright Micro-Cap ETF	DWMC	July 10, 2018
AdvisorShares Dorsey Wright Short ETF	DWSH	July 10, 2018
AdvisorShares DoubleLine Value Equity ETF(1)	DBLV	October 4, 2011
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Madrona Domestic ETF	FWDD	June 21, 2011
AdvisorShares Madrona Global Bond ETF	FWDB	June 21, 2011
AdvisorShares Madrona International ETF	FWDI	June 21, 2011
AdvisorShares New Tech and Media ETF	FNG	July 11, 2017
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Pacific Asset Enhanced Floating Rate ETF	FLRT	February 18, 2015
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Sage Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	ACT	December 12, 2017

____________

(1)           Formerly known as AdvisorShares Wilshire Buyback ETF. Effective October 11, 2018.

AdvisorShares Cornerstone Small Cap ETF (“Cornerstone Small Cap ETF”) seeks to provide total return through long-term capital appreciation and current income. The Portfolio Manager invests in a diversified group of U.S.-traded equity securities, including common and preferred stock, American Depositary Receipts (“ADRs”), and publicly-traded REITs.

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S. traded securities of non-U.S. organizations, most often ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization.

AdvisorShares Dorsey Wright Micro-Cap ETF (“Dorsey Wright Micro-Cap ETF”) seeks to achieve its investment objective by investing primarily in U.S. traded equity securities consisting of common and preferred stock and ADRs. The Fund invests in micro-cap securities.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks to achieve the Fund’s investment objective by obtaining short exposure to investment returns of the broad U.S. large-capitalization equity market by engaging in short sales of U.S. traded equity securities and ETFs. The Fund invests primarily in investments that create or result in short exposure to U.S. equity securities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

1. Organization – (continued)

AdvisorShares DoubleLine Value Equity ETF (‘‘DoubleLine Value Equity ETF”) seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, including through ADRs. The Fund invests in stocks with fundamental characteristics that are historically associated with superior long-term performance.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation. CWS invests primarily in a focused group of U.S. exchange-listed equity securities that the portfolio manager believes have favorable fundamental attributes.

AdvisorShares Madrona Domestic ETF (‘‘Madrona Domestic ETF’’) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

AdvisorShares Madrona Global Bond ETF (‘‘Madrona Global Bond ETF’’) seeks investment results that exceed the price and yield performance of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

AdvisorShares Madrona International ETF (‘‘Madrona International ETF’’) seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest ADRs from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. Its portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

AdvisorShares New Tech and Media ETF (“New Tech and Media ETF”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of technology and media companies. The Fund will invest primarily in U.S. exchange-listed equity securities, including common and preferred stock and ADRs, of technology and technology-related companies, including innovative and fast-growing technologies such as social media companies and internet retail companies. The Fund will concentrate its investments in the software and services industry within the information technology sector.

AdvisorShares Newfleet Multi-Sector Income ETF (‘‘Newfleet Multi-Sector Income ETF’’) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (‘‘NAV’’) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, the Sub-Advisor applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

1. Organization – (continued)

AdvisorShares Pacific Asset Enhanced Floating Rate ETF (‘‘Pacific Asset Enhanced Floating Rate ETF’’) seeks to provide a high level of current income. The fund seeks to achieve its investment objective by selecting a focused portfolio comprised primarily of income producing floating rate loans and floating rate debt securities.

AdvisorShares Ranger Equity Bear ETF (‘‘Ranger Equity Bear ETF’’) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares Sage Core Reserves ETF (‘‘Sage Core Reserves ETF’’) seeks to preserve capital while maximizing income. The Sub-Advisor seeks to achieve the fund’s investment objective by investing in a variety of fixed income securities, including bonds, forwards and instruments issued by U.S. and foreign issuers. It will invest in U.S. dollar-denominated investment grade debt securities, including mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc. (‘‘Moody’s’’), or equivalently rated by Standard & Poor’s Ratings Services (‘‘S&P’’) or Fitch, Inc. (‘‘Fitch’’), or, if unrated, determined by the Sub-Advisor to be of comparable quality.

AdvisorShares STAR Global Buy-Write ETF (‘‘STAR Global Buy-Write ETF’’) seeks consistent repeatable returns across all market cycles. The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a ‘‘Buy-Write’’ or ‘‘Covered Call’’ overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

AdvisorShares Vice ETF (“Vice ETF”) seeks to achieve its investment objective by investing in securities of companies that derive at least 50% of their net revenue from tobacco and alcoholic beverages and companies that derive at least 50% of their net revenue from the marijuana and hemp industry or have at least 50% of their company assets dedicated to lawful research and development of cannabis or cannabinoid-related products. The Fund will invest primarily in U.S. exchange listed equity securities, including common and preferred stock and ADRs.

Some of the Funds are considered “fund of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs, ETNs, and ETPs), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

1. Organization – (continued)

For the period ended December 31, 2018, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Funds	Security Name	Market Value as of December 31, 2018	% of Fund Net Assets as of December 31, 2018	Reference location
Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	$54,510,500	38.8%	Contained within this report

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	8,402,061	58.5	https://us.spdrs.com

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (‘‘GAAP’’) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an Over-the-Counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

The following is a break-out of the components of Distributions for Shareholders for the Year ended June 30, 2018

Fund	Net Investment Income	Net Realized Gains	Total Distributions
Cornerstone Small Cap ETF	$(4,326)	$(96,752)	$(101,078)
Dorsey Wright ADR ETF	(1,740,860)	—	(1,740,860)
DoubleLine Value Equity ETF	(815,430)	—	(815,430)
Focused Equity ETF	(38,174)	—	(38,174)
Madrona Domestic ETF	(101,602)	—	(101,602)
Madrona Global Bond ETF	(631,268)	—	(631,268)
Madrona International ETF	(158,733)	—	(158,733)
New Tech and Media ETF	—	—	—
Newfleet Multi-Sector Income ETF	(5,480,339)	—	(5,480,339)
Pacific Asset Enhanced Floating Rate ETF	(932,851)	—	(932,851)
Ranger Equity Bear ETF	—	—	—
Sage Core Reserves ETF	(1,031,706)	—	(1,031,706)
STAR Global Buy-Write ETF	—	—	—
Vice ETF	(13,431)	—	(13,431)

The following is the Undistributed (Accumulated) Net Investment Income (Loss) for the Year ended June 30, 2018

Fund	Undistributed (Accumulated) Net Investment Income (Loss)
Cornerstone Small Cap ETF	$6,873
Dorsey Wright ADR ETF	—
DoubleLine Value Equity ETF	547,154
Focused Equity ETF	32,966
Madrona Domestic ETF	71,277
Madrona Global Bond ETF	21,836
Madrona International ETF	142,610
New Tech and Media ETF	(24,351)
Newfleet Multi-Sector Income ETF	66,412
Pacific Asset Enhanced Floating Rate ETF	19,995
Ranger Equity Bear ETF	(798,572)
Sage Core Reserves ETF	16,312
STAR Global Buy-Write ETF	64,622
Vice ETF	105,103

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2018 the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Ranger Equity Bear ETF for the period ended December 31, 2018 was $764,782, which is included as Interest Income in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Term Loans

Certain Funds invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (‘‘BNYM’’) (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by the Funds is disclosed on the Statements of Operations.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

The value of loaned securities and related collateral outstanding at December 31, 2018 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedules of Investments or Statements of Asset and Liabilities.

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets (Liabilities)	Statements of Assets and (Liabilities)	the Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Cornerstone Small Cap ETF
Securities Lending	$(149,024)	$—	$(149,024)	$149,024	(1)	$—	$—
Repurchase Agreements	149,024	—	149,024	149,024	(2)	—	—
Dorsey Wright ADR ETF
Securities Lending	(8,314,540)	—	(8,314,540)	8,314,540	(1)	—	—
Repurchase Agreements	8,314,540	—	8,314,540	8,314,540	(2)	—	—
Dorsey Wright Micro-Cap ETF
Securities Lending	(97,146)	—	(97,146)	97,146	(1)	—	—
Repurchase Agreements	97,146	—	97,146	97,146	(2)	—	—
DoubleLine Value Equity ETF
Securities Lending	(120)	—	(120)	120	(1)	—	—
Repurchase Agreements	120	—	120	120	(2)	—	—
Madrona Domestic ETF
Securities Lending	(143,730)	—	(143,730)	143,730	(1)	—	—
Repurchase Agreements	143,730	—	143,730	143,730	(2)	—	—
Madrona Global Bond ETF
Securities Lending	(2,788,509)	—	(2,788,509)	2,788,509	(1)	—	—
Repurchase Agreements	2,788,509	—	2,788,509	2,788,509	(2)	—	—
Madrona International ETF
Securities Lending	(1,223,814)	—	(1,223,814)	1,223,814	(1)	—	—
Repurchase Agreements	1,223,814	—	1,223,814	1,223,814	(2)	—	—
New Tech and Media ETF
Securities Lending	(2,376)	—	(2,376)	2,376	(1)	—	—
Repurchase Agreements	2,376	—	2,376	2,376	(2)	—	—
Newfleet Multi-Sector Income ETF
Securities Lending	(480,615)	—	(480,615)	480,615	(1)	—	—
Repurchase Agreements	480,615	—	480,615	480,615	(2)	—	—
Pacific Asset Enhanced Floating Rate ETF
Securities Lending	(249,789)	—	(249,789)	249,789	(1)	—	—
Repurchase Agreements	249,789	—	249,789	249,789	(2)	—	—
Sage Core Reserves ETF
Securities Lending	(82,476)	—	(82,476)	82,476	(1)	—	—
Repurchase Agreements	82,476	—	82,476	82,476	(2)	—	—
Vice ETF
Securities Lending	(498,758)	—	(498,758)	498,758	(1)	—	—
Repurchase Agreements	498,758	—	498,758	498,758	(2)	—	—

____________

(1)    Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and shares of Money Market instruments.

(2)    Repurchase agreements are collateralized by U.S. Government Agency Obligations in the event the other party to the repurchase agreement defaults on its obligation.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the ‘‘Advisor’’) pursuant to which the Advisor acts as the Fund’s investment advisor. Pursuant to the agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisors. For its services, each Fund pays the Advisor an annual management fee and which is calculated daily and paid monthly based on average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Cornerstone Small Cap ETF	0.65%
Dorsey Wright ADR ETF	0.75%
Dorsey Wright Micro-Cap ETF	0.75%
Dorsey Wright Short ETF	0.75%
DoubleLine Value Equity ETF	0.70%	(a)
Focused Equity ETF	0.75%	(b)
Madrona Domestic ETF	0.80%
Madrona Global Bond ETF	0.50%
Madrona International ETF	0.80%
New Tech and Media ETF	0.60%
Newfleet Multi-Sector Income ETF	0.65%
Pacific Asset Enhanced Floating Rate ETF	0.95%
Ranger Equity Bear ETF	1.50%
Sage Core Reserves ETF	0.30%
STAR Global Buy-Write ETF	1.35%
Vice ETF	0.60%

____________

(a)    Prior to October 11, 2018, the Fund accrued and paid a fee of 0.90%.

(b)    The actual fee paid may vary from the contractual fee based on the Fund’s performance to its benchmark. Accordingly, the Advisor’s annual advisory fee will range from 0.65% to 0.85% of the Fund’s average daily net assets.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Pursuant to an investment advisory agreement between the Focused Equity ETF and the Advisor, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee based on the average daily net assets of the Fund. The Advisor’s advisory fee has two components — the base fee and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee is 0.75% of the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, the S&P 500 Index. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range from 0.65% to 0.85% of the Fund’s average daily net assets. For the period ended December 31, 2018, the performance fee adjustment was -0.04%, resulting in a net advisory fee of 0.71%.

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor receives an annual fee.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified amount for each Fund’s average daily net assets. The expense limitation agreement will be terminated upon termination of the investment advisory

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2018 were as follows:

Fund:	Rate:
Cornerstone Small Cap ETF.	0.90%
Dorsey Wright ADR ETF	0.88%
Dorsey Wright Micro-Cap ETF	0.99%
Dorsey Wright Short ETF.	0.99%
DoubleLine Value Equity ETF	0.90%
Focused Equity ETF	0.75%	(a)
Madrona Domestic ETF	1.25%
Madrona Global Bond ETF	0.95%
Madrona International ETF	1.25%
New Tech and Media ETF	0.85%
Newfleet Multi-Sector Income ETF	0.75%
Pacific Asset Enhanced Floating Rate ETF	1.10%
Ranger Equity Bear ETF	1.85%
Sage Core Reserves ETF	0.35%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.75%

____________

(a)    The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets equal to the monthly calculated rate of the management fee, which can range from 0.65% to 0.85%.

For the period ended December 31, 2018, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated, or for a maximum of three years from reimbursement, whichever is sooner.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund:	Recoupment Balance:	Recoupment Expiration:	Year Incurred
Cornerstone Small Cap ETF	$101,317	6/30/2020	2017
	100,635	6/30/2021	2018
	62,008	6/30/2022	2019
Total	263,960

Dorsey Wright ADR ETF	46,865	6/30/2020	2017
	130,296	6/30/2022	2019
Total	177,161

Dorsey Wright Micro-Cap ETF	38,956	6/30/2022	2019
Total	38,956

Dorsey Wright Short ETF	33,860	6/30/2022	2019
Total	33,860

DoubleLine Value Equity ETF	454,474	6/30/2019	2016
	244,904	6/30/2020	2017
	240,281	6/30/2021	2018
	98,945	6/30/2022	2019
Total	1,038,604

Focused Equity ETF	83,821	6/30/2020	2017
	94,062	6/30/2021	2018
	67,128	6/30/2022	2019
Total	245,011

Madrona Domestic ETF	21,361	6/30/2019	2016
	32,079	6/30/2020	2017
	34,760	6/30/2021	2018
	24,955	6/30/2022	2019
Total	113,155

Madrona Global Bond ETF	23,218	6/30/2019	2016
	46,960	6/30/2020	2017
	50,120	6/30/2021	2018
	33,999	6/30/2022	2019
Total	154,297

Madrona International ETF	63,601	6/30/2019	2016
	75,380	6/30/2020	2017
	68,268	6/30/2021	2018
	46,144	6/30/2022	2019
Total	253,393

New Tech and Media ETF	56,539	6/30/2021	2018
	17,207	6/30/2022	2019
Total	73,746

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Recoupment Balance:	Recoupment Expiration:	Year Incurred
Newfleet Multi-Sector Income ETF	132,621	6/30/2019	2016
	133,302	6/30/2020	2017
	204,737	6/30/2021	2018
	148,045	6/30/2022	2019
Total	618,705

Pacific Asset Enhanced Floating Rate ETF	108,286	6/30/2019	2016
	79,534	6/30/2020	2017
	146,217	6/30/2021	2018
	73,550	6/30/2022	2019
Total	407,587

Sage Core Reserves ETF	90,545	6/30/2019	2016
	141,505	6/30/2020	2017
	202,791	6/30/2021	2018
	92,087	6/30/2022	2019
Total	526,928

STAR Global Buy-Write ETF	25,820	6/30/2019	2016
	50,044	6/30/2020	2017
	56,242	6/30/2021	2018
	34,097	6/30/2022	2019
Total	166,203

Vice ETF	103,464	6/30/2021	2018
	39,257	6/30/2022	2019
Total	142,721

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (‘‘BNYM’’) (in each capacity, the ‘‘Administrator’’, ‘‘Custodian’’, ‘‘Fund Accountant’’ or ‘‘Transfer Agent’’), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called ‘‘Creation Units.’’ Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only ‘‘Authorized Participants’’ may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

5. Summary of Fair Value Disclosure – (continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Funds’ assets and liabilities carried at fair value:

Assets	Cornerstone Small Cap ETF	Dorsey Wright ADR ETF	Dorsey Wright Micro-Cap ETF	Dorsey Wright Short ETF	DoubleLine Value Equity ETF	Focused Equity ETF
Level 1
Exchange Traded Funds	$—	$—	$—	$2,477,750	$—	$—
Common Stocks	4,342,832	96,763,345	2,795,184	—	64,170,006	12,845,963
Money Market Funds	48,504	1,698,514	24,857	5,416,791	1,207,494	109,770
Level 2
Repurchase Agreements for Securities Loaned	149,024	8,314,540	97,146	—	120	—
Liabilities
Level 1
Common Stocks	—	—	—	(16,217,673)	—	—
Total	$4,540,360	$106,776,399	$2,917,187	$(8,323,132)	$65,377,620	$12,955,733
Assets	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	New Tech and Media ETF	Newfleet Multi-Sector Income ETF	Pacific Asset Enhanced Floating Rate ETF
Level 1
Exchange Traded Funds	$—	17,338,768	$—	$—	$—	$27,071
Common Stocks	25,355,464	—	10,443,136	23,222,802	—	—
Money Market Funds	883,786	263,325	218,252	1,535,740	6,137,047	3,075,317
Level 2
Mortgage Backed Securities	—	—	—	—	31,476,230	—
Asset Backed Securities	—	—	—	—	33,857,152	—
Corporate Bonds	—	—	—	—	28,239,318	3,458,994
Term Loans	—	—	—	—	12,014,224	23,744,087
Foreign Bonds	—	—	—	—	5,823,531	673,005
U.S. Treasury Bill	—	—	—	—	—	—
Repurchase Agreements for Securities Loaned	143,730	2,788,509	1,223,814	2,376	480,615	249,789
Total	$26,382,980	$20,390,602	$11,885,202	$24,760,918	$118,028,117	$31,228,263

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

5. Summary of Fair Value Disclosure – (continued)

Assets	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF	Vice ETF
Level 1
Exchange Traded Funds	$54,510,500	$—	$13,969,813	$—
Common Stocks	—	—	—	11,075,160
Money Market Funds	7,862,349	449,548	461,576	23,106
Level 2
Common Stocks	—	—	—	197,530
Mortgage Backed Securities	—	1,652,923	—	—
Asset Backed Securities	—	18,588,729	—	—
Corporate Bonds	—	35,341,562	—	—
Foreign Bonds	—	3,070,439	—	—
U.S. Treasury Note	—	7,332,493	—	—
U.S. Treasury Bill	—	99,142	—	—
Repurchase Agreements for Securities Loaned	—	82,476	—	498,758
Liabilities
Level 1
Common Stocks	(130,044,319)	—	—	—
Written Options	—	—	(27,509)	—
Total	$(67,671,470)	$66,617,312	$14,403,880	$11,794,554

___________

†       Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

For more detailed categories, see the accompanying Schedules of Investments. There were no recognized transfers between Level 1 and Level 2.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

6. Derivative Instruments – (continued)

At December 31, 2018, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Liability Derivatives:	Equity Risk	Credit Risk
STAR Global Buy-Write ETF	Options Written, at Value	$(27,509)	$—

Transactions in derivative instruments during the period ended December 31, 2018, were as follows: Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk	Credit Risk
Pacific Asset Enhanced Floating Rate ETF	Swaps	$—	$(10,446)
STAR Global Buy-Write ETF	Investments – Options Purchased	55,507	—
STAR Global Buy-Write ETF	Options Written	(15,304)	—
Fund:	Change in Unrealized Gain (Loss):	Equity Risk	Credit Risk
Pacific Asset Enhanced Floating Rate ETF	Swaps	$—	$(48,964)
STAR Global Buy-Write ETF	Investments – Options Purchased	—	—
STAR Global Buy-Write ETF	Options Written	(10,758)	—

For the period ended December 31, 2018, the average volume of the derivatives opened by the Funds was as follows:

	Pacific Asset Enhanced Floating Rate ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	4,000,000	—
Purchased Options Contracts	—	304
Written Options Contracts	—	2,601

7. Federal Income Tax

Each Fund intends to qualify as a ‘‘regulated investment company’’ under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2016 − 2018), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

7. Federal Income Tax – (continued)

At June 30, 2018, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Cornerstone Small Cap ETF	$4,467,187	$1,031,948	$(100,767)	$931,181	$—
Dorsey Wright ADR ETF	262,171,484	22,946,961	(16,823,077)	6,123,884	—
DoubleLine Value Equity ETF	98,705,010	4,901,010	(6,234,744)	(1,333,734)	—
Focused Equity ETF	12,689,564	2,012,390	(362,823)	1,649,567	—
Madrona Domestic ETF	26,807,443	5,301,770	(1,213,545)	4,088,225	—
Madrona Global Bond ETF	22,143,762	308,027	(410,790)	(102,763)	—
Madrona International ETF	15,341,977	1,578,696	(1,266,250)	312,446	—
New Tech and Media ETF	39,744,835	1,904,251	(991,238)	913,013	—
Newfleet Multi-Sector Income ETF	157,755,888	370,590	(1,443,500)	(1,072,910)	—
Pacific Asset Enhanced Floating Rate ETF	30,566,011	4,105,192	(4,570,641)	(465,449)	51,547
Ranger Equity Bear ETF	69,341,679	5,122,185	(5,230,185)	(108,000)	(4,661,284)
Sage Core Reserves ETF	51,986,712	86,720	(112,907)	(26,187)	—
STAR Global Buy-Write ETF	14,982,311	2,175,154	(94,016)	2,081,138	16,484
Vice ETF	12,865,131	1,020,431	(1,121,222)	(100,791)	—

Under current tax regulations, capital losses on securities transactions realized after October 31 (‘‘Post-October Losses’’) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2018 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
New Tech and Media ETF	$24,351	$—	$—
Ranger Equity Bear ETF	798,572	—	—

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Cornerstone Small Cap ETF	$227,344	$34,409	$261,753
Dorsey Wright ADR ETF	14,972,093	—	14,972,093
DoubleLine Value Equity ETF	23,342,434	1,900,098	25,242,532
Madrona Domestic ETF	1,126,106	1,096,327	2,222,433
Madrona Global Bond ETF	356,464	589,214	945,678
Madrona International ETF	4,395,457	111,088	4,506,545
New Tech and Media ETF	4,756,105	—	4,756,105
Newfleet Multi-Sector Income ETF	1,882,314	5,273,531	7,155,845
Pacific Asset Enhanced Floating Rate ETF	193,385	45,928	239,313
Ranger Equity Bear ETF	224,624,122	207,216	224,831,338
Sage Core Reserves ETF	187,485	133,299	320,784
STAR Global Buy-Write ETF	—	492,663	492,663
Vice ETF	205,960	—	205,960

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended December 31, 2018 were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Cornerstone Small Cap ETF	$2,369,686	$—	$1,008,953	$2,564,058	$—	$786,077
Dorsey Wright ADR ETF	124,312,330	—	1,300,806	126,030,995	—	104,841,132
Dorsey Wright Micro-Cap ETF	1,736,863	—	3,542,474	1,715,592	—	—
Dorsey Wright Short ETF	21,107,063	—	—	37,390,121	—	—
DoubleLine Value Equity ETF	142,743,883	—	—	143,714,669	—	17,694,370
Focused Equity ETF	2,805,201	—	—	3,022,631	—	—
Madrona Domestic ETF	15,026,601	—	—	15,332,861	—	—
Madrona Global Bond ETF	3,528,545	—	—	3,425,731	—	—
Madrona International ETF	6,906,888	—	—	6,791,518	—	—
New Tech and Media ETF	243,257,502	—	9,380,186	236,176,127	—	22,972,707
Newfleet Multi-Sector Income ETF	19,117,927	—	—	54,934,543	—	—
Pacific Asset Enhanced Floating Rate ETF	10,906,524	—	—	7,828,108	—	—
Ranger Equity Bear ETF	301,192,480	—	—	304,749,445	—	—
Sage Core Reserves ETF	23,700,052	—	—	17,391,986	523,870	—
STAR Global Buy-Write ETF	4,477,283	—	—	3,876,806	—	1,431,601
Vice ETF	5,665,676	—	1,485,771	5,270,504	—	1,231,985

9. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The Fund’s, and its affiliates, manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statements of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2018 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require additional disclosure.

Board Review of Investment Advisory and Sub-Advisory Agreements

Approval of the Advisory and Sub-Advisory Agreements for AdvisorShares Dorsey Wright
Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF

At a meeting held on May 30, 2018, the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AdvisorShares Investments, LLC (the “Advisor”) on behalf of the AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF (each a “Fund” and together, the “Funds”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that an annual in depth review of the Advisor with respect to those series was being conducted at the same meeting. The Board also considered the approval of a sub-advisory agreement between the Advisor and Dorsey, Wright and Associates, LLC (the “Sub-Advisor”) on behalf of each Fund (together with the Advisory Agreement, the “Agreements”) pursuant to which the Sub-Advisor would perform portfolio management and related services for the Funds. The Board noted that the Sub-Advisor provides investment sub-advisory services to another series of the Trust whose agreement the Board most recently considered for approval in October 2017.

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials from the Advisor and Sub-Advisor about the Agreements and the services proposed to be provided thereunder, including information about the key features of the Funds and related matters. In that regard, the Board reviewed materials provided by the Sub-Advisor, including information with respect to staffing, management, organizational structure, and investment philosophy and processes at the firm. The Board also reviewed information regarding the proposed investment advisory fee rates and various other materials that it considered relevant to its consideration and approval of the proposed Agreements. In addition, the Board reviewed information provided by the Advisor in connection with the review of its advisory agreement with respect to the other series of the Trust, as well as information provided at the meeting regarding the Sub-Advisor with respect to its services to an existing series of the Trust.

In considering each of the Agreements, the Board considered and discussed information and analysis provided by the Advisor and Sub-Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to the Funds, the Board reviewed the services to be provided by the Advisor and Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment advisor to the Funds, including the oversight of the activities and operations of the Sub-Advisor and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board further noted that the Advisor, rather than the Sub-Advisor, would provide portfolio trading services for the Funds as it currently does for the other series of the Trust sub-advised by the Sub-Advisor. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and Sub-Advisor, including those individuals responsible for portfolio management. The Board also considered the Advisor’s and Sub-Advisor’s operational capabilities and resources and their experience in managing investment

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor and the Sub-Advisor.

Performance.    In connection with the assessment of the ability of each of the Advisor and Sub-Advisor to perform its duties under its Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that each of the Advisor and Sub-Advisor has the resources necessary to perform its obligations under its Agreement.

Cost of Services and Profitability.    The Board considered the cost of the services to be provided by the Advisor and Sub-Advisor, reviewed the fees to be paid pursuant to the Agreements, and considered the estimated profitability projected by each of the Advisor and Sub-Advisor from its relationship with the Funds. In addition, the Board discussed the fee arrangement between the Advisor and Sub-Advisor, noting that the Advisor would pay the Sub-Advisor out of the advisory fee it receives from each Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds, and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on its review, within the context of its full deliberations, the Board determined that the fees proposed to be paid to the Advisor and Sub-Advisor appear to be reasonable in light of the services to be provided.

Economies of Scale.    The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the investment advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for the Funds, noting that this would protect shareholders from high operational costs.

Ancillary Benefits.    The Board noted the potential benefits to be received by each of the Advisor and Sub-Advisor as a result of its relationship with the Funds (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion.    Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Agreements are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to each Fund; (iii) concluded that the fee to be paid to the Sub-Advisor is fair and reasonable in light of the services that the Sub-Advisor will provide to each Fund; and (iv) agreed to approve each of the Agreements for an initial term of two years.

Approval of Sub-Advisory Agreement for AdvisorShares DoubleLine Value Equity ETF

At a meeting held on October 10, 2018, the Board, including a majority of the Independent Trustees, approved an investment sub-advisory agreement between the Advisor and DoubleLine Equity LP (“DoubleLine”) on behalf of the AdvisorShares DoubleLine Value Equity ETF (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with its consideration of the Sub-Advisory Agreement, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the Sub-Advisory Agreement and the services proposed to be provided thereunder, including information about the key features of the Fund and related matters from the Advisor and DoubleLine. In that

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

regard, the Board reviewed materials provided by DoubleLine, including information with respect to staffing, management, organizational structure, and investment philosophy and processes at the firm. The Board also reviewed information regarding the proposed investment sub-advisory fee rates and various other materials that it considered relevant to its consideration of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board considered and discussed information and analysis provided by the Advisor and DoubleLine. The Board considered all factors that it deemed to be relevant and, in its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board at the meeting are addressed in more detail below.

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of the services to be provided by DoubleLine, the Board reviewed the proposed services and the qualifications and background of the portfolio managers proposed to be responsible for managing the Fund. The Board considered DoubleLine’s operational capabilities and resources and its experience in managing investment portfolios. The Board reviewed additional information about DoubleLine, including its organizational structure, senior management and key professional personnel, business activities and affiliations, and compliance program. Based on its review, within the full context of its deliberations, the Board determined that it was satisfied with the nature, extent, and quality of services to be provided to the Fund by DoubleLine.

Performance.    In connection with the assessment of DoubleLine’s ability to perform its duties under the Sub-Advisory Agreement, the Board considered the sufficiency of its resources and concluded that DoubleLine had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement. The Board was presented an overview of DoubleLine’s investment philosophy, the proposed portfolio construction of the Fund, and the specific investment techniques to be employed. The Board also reviewed DoubleLine’s overall investment performance.

Cost of Services and Profitability.    The Board considered the cost of the services to be provided by DoubleLine, reviewed the fee to be paid pursuant to the Sub-Advisory Agreement, and considered the estimated profitability projected by DoubleLine. In addition, the Board discussed the fee arrangement between the Advisor and DoubleLine, noting that the Advisor would pay DoubleLine out of the advisory fee it receives from the Fund. The Board also noted that the aggregate advisory fee to be paid by the Fund to the Advisor under the new arrangement is lower than the fee currently being paid and that the proposed sub-advisory fee is lower than the fee paid by the Advisor to the Fund’s previous sub-advisor. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to DoubleLine is reasonable and fair.

Economies of Scale.    The Board considered the potential for economies of scale, noting that the aggregate advisory fee for the Fund would be lowered as part of the proposed changes to the Fund, and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion.    Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Sub-Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to DoubleLine is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Sub-Advisory Agreement for an initial term of two years.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at
www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, WA 98201

Ranger Alternative Management, L.P.
2828 N. Harwood Street, Suite 1900
Dallas, TX 75201

Newfleet Asset Management, LLC
100 Pearl Street
Hartford, CT 06103

Partnervest Advisory Services, LLC
1216 State Street, 3rd Floor
Santa Barbara, CA 93101

Sage Advisory Services, Ltd. Co.
5900 Southwest Parkway, Building I
Austin, TX 78735

Pacific Life Fund Advisors, LLC
700 Newport Center Drive
Newport Beach, CA 92660

Cornerstone Investment Partners, LLC
3438 Peachtree Road NE, Suite 900
Atlanta, GA 30326

Dorsey, Wright & Associates, LLC
1101 Boulder Spring Drive, Suite 150
Richmond, VA 23225

DoubleLine Equity LP
505 N. Brand Boulevard, Suite 860
Glendale, CA 91203

Sabretooth Advisors, LLC
2600 Philmont Avenue, Suite 215
Huntington Valley, PA 19006

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	February 15, 2019

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	February 15, 2019

* Print the name and title of each signing officer under his or her signature.